As filed with the Securities and Exchange Commission on March 1, 1999
                                                       Registration No. 33-41245
                                                                        811-6337
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         -------------------------------

                                   Form N-1A
                REGISTRATION STATEMENT UNDER THE SECURITIES                /X/
                                  ACT OF 1933
                        Pre-Effective Amendment No.                        / /
                      Post-Effective Amendment No. 14                      /X/
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                            /X/
                              Amendment No. 19                             /X/
                        (Check appropriate box or boxes)

                         -------------------------------
                              ACCESSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                                1420 Fifth Avenue
                                   Suite 3130
                            Seattle, Washington 98101
                                 (206) 224-7420
 (Address, including zip code, and telephone number, including area code, of Principal Executive Offices)

                         -------------------------------
                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3130
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)

                         -------------------------------
     Copies of all communications, including all communications sent to the agent for service, should be sent to:
                              PHILIP J. FINA, ESQ.
                             Kirkpatrick & Lockhart
                             One International Place
                                   13th Floor
                                Boston, MA 02110


                         -------------------------------
Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement. It is proposed that this filing will become effective (check appropriate box):

          / /  immediately upon filing pursuant to paragraph (b)
          / /  on May 1, 1999  pursuant  to  paragraph  (b)
          /X/  60 days after filing pursuant to paragraph (a)(1)
          / /  on (date) pursuant to paragraph (a)(1)
          /__/ 75 days after filing pursuant to paragraph (a)(2) /__/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          /__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this Registration Statement. Registrant filed the Rule 24f-2 notice for its fiscal year ended December 31, 1998 on March __, 1999.

[FRONT COVER]
ACCESSOR(R) FUNDS, INC.
[LOGO]
Equity Portfolios
Advisor Class Shares



         Growth Portfolio
         Value and Income Portfolio
         Small to Mid Cap Portfolio
         International Equity Portfolio







Prospectus  May 1, 1999
























The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

These Portfolios are:

                                        ----------------------------------------
[bullet]series of Accessor Funds, Inc.  Diversification is the spreading of risk
        (the  "Fund")  and part of the  among  a  group  of  investment  assets.
        Accessor   family   of  mutual  Within a  portfolio  of bonds,  it means
        funds, currently eight reducing the risk of any individual bond portfolios, each with two by holding bonds from a variety of classes of shares, that offer companies. In a broader context, investors a variety of diversification means investing among a fixed-income and equity mutual variety of securities to reduce the
        funds.                          importance  of any one  type or class of
                                        security.
[bullet]intended  to work  together to
        help investors realize the Asset allocation is a logical extension benefits of asset allocation of the principle of diversification. It
        and diversification.            is a method of mixing uncorrelated asset
                                        classes  in  precise   combinations   to
[bullet]managed  and  administered  by  optimize returns and reduce risks.
        Accessor  Capital   Management
        L.P. ("Accessor Capital").      Diversification  and asset allocation do
                                        not,   however,   guarantee   investment
[bullet]sub-advised  by Money Managers  results.
        ("Money   Managers")  who  are  ----------------------------------------
        selected  and   supervised  by
        Accessor  Capital  (other than
        the  U.S.   Government   Money
        Portfolio   which  is  advised
        directly by Accessor Capital).

                                TABLE OF CONTENTS

SUMMARY.......................................................................4
PERFORMANCE...................................................................8
EXPENSES.....................................................................10
PORTFOLIO OBJECTIVES AND STRATEGIES..........................................12
PRINCIPAL RISKS..............................................................14
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS.............17
SHAREHOLDER INFORMATION......................................................22
FINANCIAL HIGHLIGHTS.........................................................28
APPENDIX A...................................................................29

                                     SUMMARY

Investment    The   Growth   Portfolio   seeks  The Value and  Income  Portfolio
Objective     capital growth through investing  seeks   generation   of  current
and Principle primarily  in equity  securities  income  and  capital  growth  by
Strategies    with greater than average growth  investing  primarily  in  income
              characteristics   selected  from  producing   equity    securities
              the   Standard   &  Poor's   500  selected from the S&P 500.
              Composite   Stock   Price  Index
              ("S&P   500).    The   Portfolio
              invests  primarily  in stocks of  The  Portfolio's  Money Manager,
              companies  chosen  from  the S&P  Martingale    Asset   Management
              500   that   Geewax,   Terker  &  ("Martingale"),         analyses
              Company ("Geewax  Terker"),  the  fundamental   information  about
              Portfolio's    Money    Manager,  companies  such as their assets,
              believes will experience  higher  earnings  and growth to identify than average  growth of earnings  undervalued  stocks.  The  Money
              or  stock   price.   The   Money  Manger   attempts  to  equal  or
              Manager  attempts  to  equal  or  exceed    the    total    return
              exceed  the  performance  of the  performance of the S&P 500/BARRA
              S&P 500/BARRA  Growth Index over  Value Index over a cycle of five
              a cycle of five years.            years.

              Geewax Terker uses a disciplined  Martingale  focuses primarily on
              investment      approach     and  stocks issued by:
              quantitative          analytical
              techniques designed to first [bullet] companies with low select growth stocks with the price to earnings and/or price largest market  capitalization's  to book ratios
              and well-established  records of
              growth in profits and earnings [bullet] companies with and then eliminate those stocks improving growth of earnings
              with the greatest risk.           and/or growth of dividends

                                                [bullet]  companies  with higher
                                                than average dividend yield


Principal     The principal risks of investing  The principal risks of investing
Investment    in the Portfolio include:         in the Portfolio include:
Risks
              Stock Market  Volatility.  Stock  Stock Market  Volatility.  Stock
              markets  are  volatile  and  can  markets  are  volatile  and  can
              decline     significantly     in  decline     significantly     in
              response   to  adverse   issuer,  response   to  adverse   issuer,
              political, regulatory, market or  political, regulatory, market or
              economic developments.            economic developments.

              Company  Risk.  The  value of an  Company  Risk.  The  value of an individual security or individual security or particular type of security can particular type of security can be more volatile than the market be more volatile than the market as a whole and can perform as a whole and can perform differently than the market as a differently than the market as a whole. Growth stocks are often whole. Value stocks tend to be more sensitive to economic and issued by larger, more market swings than other types established companies, and may of stocks because market prices underperform in periods of
              tend    to    reflect     future  general market  strength.
              expectations.
                                                Value  stocks  contained  in the
                                                S&P  500  have   generated  less
                                                current  income in recent  years
                                                than   they   have  in   earlier
                                                periods.

--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

Investment    The Small to Mid Cap  Portfolio   The     International     Equity
Objective                                       Portfolio
and
Principal     The  Small to Mid Cap  Portfolio  The     International     Equity
Strategies    seeks  capital   growth  through  Portfolio  seeks capital  growth
              investing  primarily  in  equity  by investing primarily in equity
              securities  of small  to  medium  securities      of     companies
              capitalization issuers.           domiciled  in  countries   other
                                                than  the   United   States  and
              The  Portfolio  invests at least  traded    on    foreign    stock
              65% of its  total  assets in the  exchanges.
              stocks  of  small   and   medium
              capitalization   companies  that  The     International     Equity
              are   expected   to   experience  Portfolio  normally  intends  to
              higher  than  average  growth of  maintain investments in at least
              earnings    or   stock    price.  three    different     countries
              Symphony    Asset     Management  outside   the   United   States.
              ("Symphony"),   the  Portfolio's  Nicholas-Applegate       Capital
              Money     Manager,     uses    a  Management           ("Nicholas-
              quantitative approach to analyze  Applegate")  uses   quantitative
              earnings    forecasts,     price  and   fundamental   analysis  to
              movements  and other  factors to  construct   a   portfolio   that
              identify   growth   stocks  with  generally      parallels     the
              attractive fundamentals relative  countries    comprising   Morgan
              to  price.   The  Money  Manager  Stanley  Capital   International
              attempts  to equal or exceed the  (MSCI)  EAFE  + EMF  Index.  The performance of the Wilshire 4500  Portfolio  will  invest  65 % of
              Index   over  a  cycle  of  five  its total  assets in the  stocks
              years.                            of companies domiciled in Europe
                                                and the Pacific  Rim.  The Money
                                                Manager will attempt to equal or
                                                exceed  the total  return of the
                                                MSCI EAFE + EMF Index.


Principal     The principal risks of investing  The principal risks of investing
Investment    in the Portfolio include:         in the Portfolio include:
Risks
              Stock Market  Volatility.  Stock  Stock Market  Volatility.  Stock
              markets  are  volatile  and  can  markets  are  volatile  and  can
              decline     significantly     in  decline     significantly     in
              response   to  adverse   issuer,  response   to  adverse   issuer,
              political, regulatory, market or  political, regulatory, market or
              economic developments.            economic developments.

              Company  Risk.  The  value of an  Company  Risk.  The  value of an individual security or individual security or particular type of security can particular type of security can be more volatile than the market be more volatile than the market as a whole and can perform as a whole and can perform differently than the value of differently than the value of the market as a whole. Small and the market as a whole.
              medium capitalization  companies
              often have greater volatility, Foreign Exposure. Foreign lower trading volume and less markets, particularly emerging
              liquidity       than      larger  markets,  can be  more  volatile
              capitalization companies.         than  the  U.S.  market  due  to
                                                increased   risks   of   adverse
                                                issuer,  political,  regulatory,
                                                market or economic  developments
                                                and can perform differently than
                                                the U.S. market.

--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                   PERFORMANCE

     The following tables illustrate changes in the performance of Advisor Class Shares of the Portfolios from year to year and compare the performance of Advisor Class Shares to the performance of a market index over time. As with all mutual funds, how the Portfolios have performed in the past is not an indication of how they will perform in the future.

Growth Portfolio
----------------


                            Year by Year Total Returns

Calendar
Year      1992     1993     1994      1995     1996     1997     1998
----      ----     ----     ----      ----     ----     ----     ----
          10.01    14.21    3.99      34.32    19.83    33.24    46.65


                            [Bar
                            Chart]


  Best Quarter:    4th Q 1998 -- 27.65%
 Worst Quarter:    3rd Q 1998-- -7.07%


                      Average Annual Total Returns
                             As of 12/31/98
                  1 Year     5 Years     Life of Fund*
                  ------     -------     ------------

Growth
Portfolio         46.65%     26.74%      24.90%

S&P 500/ BARRA
Growth Index      42.16%     27.94%      23.19%(1)

----------
* From 8/24/92
(1) Index measured from September 1, 1992.



Value and Income Portfolio
--------------------------

                           Year by Year Total Returns

Calendar
Year     1992      1993     1994      1995    1996      1997     1998
----     ----      ----     ----      ----    ----      ----     ----
         5.92      14.69    -1.93     33.25   23.94     32.94    12.89


                            [Bar
                            Chart]


  Best Quarter:    4th Q 1998 -- 18.96%
 Worst Quarter:    3rd Q 1998-- 15.24%

                      Average Annual Total Returns
                             As of 12/31/98
                  1 Year     5 Years      Life of Fund*
                  ------     -------      ------------

Value and Income
Portfolio         12.89%     19.87%       18.57%

S&P 500/ BARRA
Value Index       14.67%     19.87%       19.42%(1)

----------
* From 8/24/92
(1) Index measured from September 1, 1992.

Small to Mid Cap Portfolio
--------------------------

                           Year by Year Total Returns

Calendar
Year     1992      1993     1994      1995    1996      1997     1998
----     ----      ----     ----      ----    ----      ----     ----
         13.28     14.39    -4.07     31.98   24.85     36.14    15.98





                            [Bar
                            Chart]


  Best Quarter:    4th Q 1998 -- 24.23%
 Worst Quarter:    3rd Q 1998-- -18.56%


                       Average Annual Total Returns
                              As of 12/31/98
                   1 Year     5 Years     Life of Fund*
                   ------     -------     ------------

 Small to Mid
 Cap Portfolio     15.98%     20.07%      20.28%

 Wilshire 4500
 Index             8.63%      15.76%      17.01%(1)

 Small to Mid      8.63%      15.61%      17.87%(1)
 Cap Composite(2)

----------
* From 8/24/92
(1)  Index measured from September 1, 1992.
(2) The Small to Mid Cap Composite is a hypothetical index constructed by Accessor Capital Management, which links the BARRA Institutional Small Index and the Wilshire 4500 Index. Prior to October 1995, the BARRA Index is used. Starting in October 1995, the Wilshire Index is used. The performance for periods starting prior to October 1995 and running past September 1995 links returns for each index for the periods referenced in the previous sentences.


International Equity Portfolio
------------------------------

                     Year by Year Total Returns

Calendar
Year         1994      1995     1996     1997    1998
----         ----      ----     ----     ----    ----
             -2.75     7.63     13.78    10.96   16.07



             [Bar
             Chart]



  Best Quarter:    4th Q 1998 -- 14.45%
 Worst Quarter:    3rd Q 1998-- -13.36%


                                     Average Annual Total Returns
                                            As of 12/31/98
                                 1 Year          Life of Fund*
                                 ------          ------------

International Equity Portfolio   16.07%          10.60%

MSCI EAFE + EMF Index            15.23%          5.95%(3)

International Composite(4)       15.23%          6.94%(3)

----------
* From 10/3/94
(3)  Index measured from November 1, 1994.
(4) The International Composite is a hypothetical index constructed by Accessor Capital Management, which links the MSCI EAFE Index and the MSCI EAFE+EMF Index. Prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used. The performance for periods starting prior to May 1996 and running past April 1996 links returns for each index for the periods referenced in the previous sentence.

                                    EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Portfolios.

Shareholder Fees (a)

                                                                          Portfolios(b)
                                                --------------------------------------------------------------------
                                                                         Value         Small to      International
                                                     Growth           and Income       Mid Cap         Equity

Maximum Sales Charge  imposed on Purchases (as a      None             None             None            None
% of offering price)
Maximum  Sales  Charge   imposed  on  Reinvested      None             None             None            None
Dividends
Maximum Deferred Sales Charge                         None             None             None            None
Check Redemption Fee (c)                              None             None             None            None
Exchange Fee                                          None             None             None            None
-------------------------------------------------

(a) Shares of the Portfolios are expected to be sold primarily through financial intermediaries, that may charge shareholders a fee. Such fees are not included in the tables.
(b) An annual maintenance fee of $25.00 may be charged by the Transfer Agent to each IRA Account with an aggregate balance of less than $10,000 on December 31 of each year.
(c) The Transfer Agent may charge a processing fee of $10.00 for each redemption check requested by a shareholder.


Fee Table                                                                  Portfolios
                                                    ------------------------------------------------------
Annual Fund Operating Expenses
   (expenses deducted from a Portfolio's assets                 Value         Small to      International
   as a percentage of average daily net assets)      Growth    and Income      Mid Cap         Equity

Management Fees                                       0.77%      0.77%           1.02%           1.15%
Distribution (12b-1) Fees                             None       None            None            None
Other Expenses                                        0.27%      0.29%           0.25%           0.44%
Total Annual Portfolio Operating Expenses             1.04%      1.06%           1.27%           1.59%

Expense Example: This example shows what an investor in Advisor Class Shares of a Portfolio could pay over time. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Advisor Class Shares of a Portfolio for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               Portfolios
         ----------------------------------------------------------
                           Value     Small to Mid    International
             Growth      and Income       Cap           Equity

1 Year         $11           $11          $13             $16
3 Years        $33           $34          $40             $50
5 Years        $57           $58          $70             $87
10 Years      $127          $129         $153            $189

                       PORTFOLIO OBJECTIVES AND STRATEGIES

Growth Portfolio

     Investment Objective: The Growth Portfolio seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the S&P 500.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to equal or exceed the total return performance of the S&P 500/BARRA Growth Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
Help Box: The S&P 500/BARRA Growth Index is an unmanaged index of growth stocks in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios.
================================================================================

Value and Income Portfolio

     Investment Objective: The Value and Income Portfolio seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warranties of companies whose stocks have higher than average dividend yield relative to other stocks of issuers in the same industry, or whose stocks have lower price multiples (either price/earnings or price/book value) than others in their industries, or which, in the opinion of the Money Manager, have improving fundamentals (such as growth of earnings and dividends). The Money Manager will attempt to equal or exceed the total return performance of the S&P 500/BARRA Value Index over a market cycle of five years. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and to enhance income, but not for speculation.

================================================================================
Help Box: The S&P 500/BARRA Value Index is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios.
================================================================================

Small to Mid Cap Portfolio

     Investment Objective: The Small to Mid Cap Portfolio seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing at least 65% of the value of its total assets in stocks of small and medium capitalization issuers. Small capitalization issuers are issuers which have a capitalization of $1 billion or less at the time of investment whereas medium capitalization issuers have a capitalization ranging from $1 billion to $5 billion at the time of investment. The Portfolio invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to equal or exceed the total return performance of the Wilshire 4500 Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. Under normal circumstances, up to 20% of the Portfolio's net assets may be invested in common stocks of foreign issuers with small [to medium?] market capitalizations. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
Help Box: The Wilshire 4500 Index is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500.
================================================================================

International Equity Portfolio

     Investment Objective: The International Equity Portfolio seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing at least 65% of its total assets principally in stocks issued by companies domiciled in Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) and the Pacific Rim (including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore). The Portfolio may also invest in securities of countries generally considered to be emerging or developing countries by the World Bank, the International Finance Corporation, the United Nations or its authorities ("Emerging Countries"). The Portfolio intends to maintain investments in at least three different countries outside the United States. The Portfolio may invest up to 20% of its net assets in fixed-income securities, including instruments issued by foreign governments and their agencies, and in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations. The Money Manager will attempt to equal or exceed the net yield (after withholding taxes) of the Morgan Stanley Capital International ("MSCI") EAFE + EMF Index.

================================================================================
Help Box: The MSCI EAFE & EMF Index is an unmanaged index of 41 developed (excluding the United States) and emerging market countries, including Japan, the United Kingdom, Germany and France.
================================================================================

All Portfolios

     In response to market, economic, political or other conditions, each Portfolio's Money Manager may temporarily use a different investment strategy for defensive purposes. If a Money Manager does so, different factors could affect a Portfolio's performance and the Portfolio may not achieve its investment objective. Each Portfolio is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Portfolios and may result in increased taxable distributions to shareholders.

     Each Portfolio's investment objective stated above is fundamental and may not be changed without shareholder approval.

                                 PRINCIPAL RISKS

     This Prospectus describes the principal risks you would face as an investor in a Portfolio. Many factors affect each Portfolio's performance. A Portfolio's share price changes daily based on changes in the financial markets and interest rates and in response to other economic, political or financial developments. A Portfolio's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell your shares of a Portfolio, they could be worth more or less than what you paid for them.

     The following factors may significantly affect a Portfolio's performance.

     Stock Market Volatility. The value of stocks fluctuates in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments.

     Sector Risk. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

     Interest Rate Changes. The stock market is dependent on general economic conditions. Changes in interest rates can affect the performance of the stock market.

     Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

     Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

     Company Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller capitalization issuers can be more volatile than that of larger issuers.

================================================================================
Help Box: Like other mutual funds, the Portfolios could be aversely affected by problems associated with the conversion of European currencies into the Euro and the ability of computers to recognize the year 2000.

Accessor steps . . .Accessor Capital, as the manager, administrator and transfer agent of Accessor Funds, has taken charge of ensuring that both Accessor Funds and Accessor Capital will be able to effectively operate on January 1, 2000. Accessor Capital has inventoried all computer systems, both hardware and software, and has sought certification from all critical third party vendors. Accessor Capital anticipates that Accessor Funds and Accessor Capital will be fully operational.
================================================================================

        MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS

     Management and Administration. Accessor Capital Management LP, 1420 Fifth Avenue, #3600, Seattle, Washington 98101, is the manager and administrator of the Portfolios. Accessor Capital develops the investment programs for the Portfolios, selects the Money Managers for the Portfolios, and monitors the performance of the Money Managers. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Portfolios either directly or through interaction with each Portfolio's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Portfolio. The SEC issued an exemptive order that allows the Fund to change a Portfolio's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and the Fund has notified the shareholders of the affected Portfolio within 60 days of the change.

     Each Portfolio pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of the Portfolio's average daily net assets:

                                      Management Fee to Accessor Capital
                                      (as a percentage of
         Portfolio                    average daily net assets)
         ---------                    -------------------------

         Growth                                   0.45%
         Value and Income                         0.45%
         Small to Mid Cap                         0.60%
         International Equity                     0.55%

     Each Portfolio has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Portfolios. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of each Portfolio, and (ii) a transaction fee of $.50 per transaction.

     Set forth below is information on each Portfolio's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Growth Portfolio

     Geewax Terker, 99 Starr Street, Phoenixville, PA 19460, is the Money Manager of the Growth Portfolio. John J. Geewax is primarily responsible for the day-to-day management and investment decisions for the Growth Portfolio. He has worked at Geewax Terker since its founding in 1982. Mr. Geewax is assisted by Christopher P. Ouimet. Mr. Ouimet joined Geewax Terker in 1994. Before joining Geewax Terker, Mr. Ouimet worked at The Vanguard Group.

     Geewax Terker earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.10 % of the Growth Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Portfolio's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:

                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

     During the period from the sixth calendar quarter (3rd quarter 1998) through the 13th calendar quarter (2nd quarter 2000) of Geewax Terker's management of the Growth Portfolio, the applicable measurement period will be the entire period since the commencement of Geewax Terker's management of the Growth Portfolio with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (3rd quarter 2000) of Geewax Terker's management of the Growth Portfolio, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Geewax Terker will receive a performance fee if the Growth Portfolio's performance either exceeds the S&P 500/BARRA Growth Index or trails the S&P 500/BARRA Growth Index by no more than 0.50%. Under certain circumstances, Geewax Terker may receive a performance fee even if the Growth Portfolio's total return is negative.

Value and Income Portfolio

     Martingale, 222 Berkeley Street, Boston, MA 02116, is the Money Manager of the Value and Income Portfolio. William E. Jacques is primarily responsible for the investment decisions for the Value and Income Portfolio. Douglas E. Stark is primarily responsible for the day-to-day management of the Value and Income Portfolio. Mr. Jacques joined Martingale in 1987. Mr. Stark joined Martingale in 1996. Before joining Martingale, Mr. Stark was Senior Vice President and Portfolio Manager at InterCoast Capital Company from 1994 to 1996. Prior to that, he was Vice President and managed international stock portfolios at State Street Global Advisors, an area of State Street Bank and Trust Company, from 1990 until 1994.

     Martingale earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.10 % of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value and Income Portfolio's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

     Commencing with the 14th quarter (1st quarter 1996) of Martingale's management of the Value and Income Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Martingale will receive a performance fee if the Value and Income Portfolio's performance either exceeds the S&P 500/BARRA Value Index or trails the S&P 500/BARRA Value Index by no more than 0.50%. Under certain circumstances, Martingale may receive a performance fee even if the Value and Income Portfolio's total return is negative.

Small to Mid Cap Portfolio

     Symphony, 555 California Street, San Francisco, CA 94104, is the money manager of the Small to Mid Cap Portfolio. Praveen K. Gottipalli is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Portfolio. Mr. Gottipalli has been Director of Investments with Symphony and its predecessor entities since March 1994. From 1985 to 1994, he was with BARRA, Inc., where he was Director of the Active Strategies Group.

     Symphony earns a management fee calculated and paid quarterly that consists of a performance fee. The performance fee for any quarter depends on the percentage amount by which the Small to Mid Cap Portfolio's performance exceeds or trails that of the Wilshire 4500 Index during the applicable measurement period based on the following schedule:

                   Average Annualized
                  Percentage Differential                       Annualized
                  vs. Wilshire 4500 Index                     Performance Fee
                  -----------------------                     ----------------

         Greater Than or Equal to 3.00%                            0.42%
         Greater Than or Equal to 2.00% and Less Than 3.00%        0.35%
         Greater Than or Equal to 1.00% and Less Than 2.00%        0.30%
         Greater Than or Equal to 0.50% and Less Than 1.00%        0.25%
         Greater Than or Equal to 0.00% and Less Than 0.50%        0.20%
         Greater Than or Equal to -0.50% and Less Than 0.00%       0.15%
         Greater Than or Equal to -1.00% and Less Than -0.50%      0.10%
         Greater Than or Equal to -1.50% and Less Than -1.00%      0.05%
         Less Than -1.50%                                          0.00%

     Commencing in the 14th quarter (1st quarter 1999) of Symphony's management of the Small to Mid Cap Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Symphony will receive a performance fee if the Small to Mid Cap Portfolio's performance either exceeds the Wilshire 4500 Index or trails the Wilshire 4500 Index by no more than 1.50%. Under certain circumstances, Symphony may receive a performance fee even if the Small to Mid Cap Portfolio's total return is negative.

International Equity Portfolio

     Nicholas-Applegate, 600 West Broadway, 29th Floor, San Diego, CA 92101, is the Money Manager for the International Equity Portfolio. Catherine Somhegyi, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Portfolio. Ms. Somhegyi, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Partner and Director of Global and Systematic Portfolio Management, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial Management. Ms. Morris, Partner and Senior Portfolio Manager, International, joined Nicholas-Applegate in 1990.

     Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the International Equity Portfolio's performance exceeds or trails that of the MSCI EAFE + EMF Index during the applicable measurement period based on the following schedule:

                  Average Annual Performance                                                     Total
                  Differential vs.                                              Annual           Annual
    Basic Fee     Benchmark Index                                           Performance Fee       Fee
    ---------     ---------------                                           ---------------       ---
    0.20%         Greater Than or Equal to 4.00%                               0.40%              0.60%
                  Greater Than or Equal to 2.00% and Less Than 4.00%           0.30%              0.50%
                  Greater Than or Equal to 0.00% and Less Than 2.00%           0.20%              0.40%
                  Greater Than or Equal to -2.00% and Less Than 0.00%          0.10%              0.30%
                  Less Than -2.00%                                             0.00%              0.20%


     As of the 14th quarter (2nd quarter 1998) of Nicholas-Applegate's management of the International Equity Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Nicholas-Applegate will receive a performance fee if the International Equity Portfolio's performance either exceeds the MSCI EAFE & EMF Index or trails the MSCI EAFE & EMF Index by no more than 2.00%. Under certain circumstances, Nicholas-Applegate may receive a performance fee even if the International Equity Portfolio's total return is negative.

     Total Management Fees for Fiscal Year 1998. The Portfolios paid the following aggregate management fees in fiscal year 1998 to Accessor Capital and each Portfolio's Money Manager:

         Growth Portfolio:                           $793,447
         Value and Income Portfolio:                 $884,970
         Small to Mid Cap Portfolio:               $1,971,674
         International Equity Portfolio:           $1,930,550

                             SHAREHOLDER INFORMATION

     This section contains information on how to purchase, exchange and redeem Advisor Class shares. Information regarding the Portfolios' dividend and distribution policies, as well as tax consequences of owning the Portfolios' shares, is also discussed.

     Advisor Class shares may be purchased directly from Accessor Funds at no charge or through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. These financial intermediaries may charge transaction, administrative or other fees to shareholders and may impose other limitations on buying, selling or transferring shares that are not described in this Prospectus. Some features of the Advisor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Purchasing Advisor Class Shares

     Investors purchase Advisor Class shares of the Portfolios at the Portfolios' net asset value per share (NAV). The NAV is calculated by adding the value of Portfolio assets attributable to Advisor Class shares, subtracting Portfolio liabilities attributable to the class, and dividing by the number of outstanding Advisor Class shares. The NAV is calculated each day that the New York Stock Exchange (NYSE) is open for business. The Portfolios generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Portfolios.

     [graphic] Advisor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Short-term or excessive trading into and out of a Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Portfolio may reject any purchase orders, including exchanges, particularly from market timers or investors, who in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Portfolio. For these purposes, Accessor Capital may consider an investor's trading history in that Portfolio or other Portfolios, and accounts under common ownership or control.

     Where to Purchase Shares. Investors purchase Advisor Class shares from two primary sources:

     [graphic] directly from the Fund.

     [graphic] through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets.

     Purchases from the Fund. Investors purchase Advisor Class shares directly from the Fund for no sales charge or commission. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

     [graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number noted on the check to

                  Accessor Funds, Inc.
                  P. 0. Box 1748
                  Seattle, WA 98111-9865

     [graphic] By Federal Funds Wire. Wire instructions are described on the account application.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] By Purchases In Kind. Under some circumstances, the Portfolios may accept securities as payment for Advisor Class shares. Such securities would be valued the same way the Portfolios' securities are valued. (See Valuation of Portfolio Securities, below.) See "Additional Puchase and Redemption Information" in the Statement of Additional Information.

Investment Minimums for Advisor Class Shares Purchased from the Fund.

To Open an Account:     $5,000 per Portfolio, or

                        $10,000 aggregated across all Portfolios of the Fund.

To Add to an Account:   $1,000 per Portfolio, or

                        $2,000 aggregated across all the Portfolios of the Fund.

     Investment minimums for IRA/Roth IRA Accounts will differ. (See below.) Also, the Fund may accept smaller purchase amounts or reject any purchase order that it believes may disrupt the management of the Portfolios.

     For further information on purchasing Advisor Class shares, please contact Accessor Capital at (800) 759-3504.

     IRA/Roth IRA Accounts. Investors may purchase Advisor Class shares through an Individual or Roth Retirement Custodial Account Plan. IRA/Roth IRA Accounts with an aggregate balance of less than $10,000 across all Portfolios of the Fund are assessed a $25.00 fee on December 31 of each year.

Investment Minimums for an IRA/Roth IRA Account.

To Open an Account:        $2,000 aggregated across all Portfolios of the Fund.

To Add to an Account:      $2,000 aggregated across all Portfolios of the Fund.

     Copies of the IRA/Roth IRA Account Plan may be obtained from Accessor Capital at (800) 759-3504.

Exchanging Advisor Class Shares

     Advisor Class shares of one Portfolio may be exchanged for shares of any other Portfolio so long as shareholders meet the normal investment requirements of the other Portfolio. Shareholders should read the prospectus of any other Portfolio into which they are considering exchanging.

     Exchanges Through the Fund. The Fund does not currently charge fees on exchanges directly through the Fund. This exchange privilege may be modified or terminated at any time by the Fund upon 60 days' notice to shareholders. Exchanges may be made any of the following ways:

     [graphic] By Mail. Share exchange instructions may be mailed to Accessor
          Capital at P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Share exchange instructions may be faxed to Accessor
          Capital at (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may exchange shares between Portfolios by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] An exchange of shares into a different Portfolio is a redemption of shares and will be treated as a sale for tax purposes.

     You should contact your Financial Intermediary directly to make exchanges. Your Financial Intermediary may charge additional fees for these transactions.

Redemption of Portfolio Shares

     Investors may request to redeem Advisor Class shares on any day that the NYSE is open for business. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from the Fund any of the following ways:

     [graphic] By Mail. Redemption requests may be mailed to Accessor Capital at
          P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Redemption requests may be faxed to Accessor Capital at
          (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check.

     [graphic] Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.

     Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

     Large redemptions may disrupt the management and performance of the Portfolios. Each Portfolio reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Portfolio determines that the redemption amount will disrupt the Portfolio's operation or performance. If you redeem more than $250,000 worth of a Portfolio's shares within any 90-day period, the Portfolio reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities.

     Systematic Withdrawal Plan. Shareholders may request an automatic, monthly redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from the Fund and must be received by the Fund ten calendar days before the first scheduled withdrawal date. Systematic Withdrawal may be discontinued at any time by a shareholder or the Fund.

     Low Account Balances. The Fund may redeem any accounts with balances of less than $500 per Portfolio or less than $2,000 in aggregate across the Portfolios if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

     In the event of an emergency as determined by the Fund, the Fund may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Portfolio, the Portfolio may pay a redemption in whole or in part by a distribution in kind of securities from the Portfolio.

Dividends and Distributions

     Dividends. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long- and short-term capital gains. The Board of Directors presently intends to declare dividends on the following schedule:

Portfolio                  Declared                            Payable
---------                  --------                            -------

Growth                     Quarterly, on last               1st business day
Value and Income           business day of                  following end of
Small to Mid Cap           quarter.                         calendar quarter

International              Annually, 2nd to last            Last business day
                           business day of                  of calendar year
                           calendar year

     Other Distributions. The Board of Directors intends to declare capital gains distributions annually, generally in mid-December. To satisfy distribution requirements, however, Portfolios may also declare special year-end dividend and capital gains distributions during the months of October, November or December. Such distributions, if received by shareholders by January 31 of the following year, are deemed to have been paid by Portfolios and received by shareholders on December 31.

     Automatic Reinvestment of Dividends and Distributions. All dividends and distributions of Advisor Class shares will be automatically reinvested in additional shares of Advisor Class shares of the Portfolio paying the dividend or distribution unless shareholders elect to receive them in cash. Shareholders may alternatively choose to invest dividends or distributions in Advisor Class shares of any other Portfolio of the Fund.

Valuation of Portfolio Securities

     The Portfolios generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized costs and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Portfolio which invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Director's believes accurately reflects fair value.

Taxation

     Generally, dividends and short-term capital gains distributions that shareholders receive from the Portfolios are taxable as ordinary income. Distributions of other net capital gains are taxable as capital gains. Capital gains taxes on distributions ordinarily depend upon the length of time Portfolios hold securities, not the length of time shareholders own Portfolio shares or whether shareholders reinvest distributions or receive them in cash.

     The International Portfolio receives dividends and interest from foreign issuers which may be subject to withholding taxes by foreign governments. If the amount withheld by foreign governments is material, shareholders may be able to claim a foreign tax credit.

     At the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and distributions paid by the Portfolios during the preceding year. Portfolios may be required to withhold and remit to the United States Treasury 31 % of all taxable dividends, distributions and redemption proceeds payable to shareholders who have not provided the Portfolio with a taxpayer identification number. Shareholders should consult a tax adviser for further information regarding the federal, state and local tax consequences of an investment in the Advisor Class shares of the Fund.

                              FINANCIAL HIGHLIGHTS

[To be filed by subsequent amendment.]

                                   APPENDIX A

Description of Indices

     The following information as to each index has been supplied by the respective preparer of the index or has been obtained from other publicly-available information.

Standard & Poor's 500 Composite Stock Price Index (1):

     The purpose of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Currently there are four groups: 400 Industrials, 40 Utilities, 20 Transportation and 40 Financial. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies listed on the New York Stock Exchange.

     Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

     The formula adopted by S&P is generally defined as a "base-weighted aggregative" expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding. The price of any stock multiplied by number of shares outstanding gives the current market value for that particular issue. This market value determines the relative importance of the security.

     Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

S&P/BARRA Growth Index
S&P/BARRA Value Index:

     BARRA, in collaboration with Standard and Poor's Corporation, has constructed the S&P/BARRA Growth Index (the "Growth Index") and S&P/BARRA Value Index (the "Value Index") to separate the S&P 500 into value stocks and growth stocks.

     The Growth and Value Indices are constructed by dividing the stocks in the S&P 500 according to their price-to-book ratios. The Value Index contains firms with lower price-to-book ratios and has 50 percent of the capitalization of the S&P 500. The Growth Index contains the remaining members of the S&P 500. Each of the indices is capitalization-weighted and is rebalanced semi-annually on January 1 and July 1 of each year.

     Although the Value Index is created based on price-to-book ratios, the companies in the index generally have other characteristics associated with "value" stocks: low price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth. Because of these characteristics, the Value Index historically has had higher weights in the Energy, Utility, and Financial sectors than the S&P 500.

     Companies in the Growth Index tend to have opposite characteristics from those in the Value Index: high earnings-to-price ratios, low dividend yields, and high earnings growth. Historically, the Growth Index has been more concentrated in Electronics, Computers, Health Care and Drugs than the S&P 500.

     As of December 31, 1996 there were 339 companies in the Value Index; consequently there are 161 companies in the Growth Index.

Wilshire 4500 Index (2):

     While the S&P 500 Index includes the preponderance of large market capitalization stocks, it excludes most of the medium and small size companies which comprise the remaining 33% of the capitalization of the U.S. stock market. The Wilshire 4500 Index (an unmanaged index) consists of all U.S. stocks that are not in the S&P 500 and that trade regularly on the New York and American Stock Exchanges as well as in the NASDAQ over-the-counter market. The Wilshire 4500 Index is constructed from the Wilshire 5000 Equity Index, which measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 6500 capitalization weighted security returns are used to adjust the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index was created by Wilshire Associates in 1974 to aid in performance measurement. The Wilshire 4500 Index consists of the Wilshire 5000 Equity Index after excluding the companies in the S&P 500.

     Wilshire Associates view the performance of the Wilshire 5000's securities several ways. Price and total return indices using both capital and equal weightings are computed. The unit value of these four indices was set to 1.0 on December 31, 1970.

Morgan Stanley Capital International EAFE(R) + EMF Index (3):

     The Morgan Stanley Capital International ("MSCI") EAFE(R) + EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 41 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. Dollars and local currencies.

     MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 19 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

     MSCI Emerging Markets Free ("EMF") Index is a market capitalization weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

     The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

     As of March 31, 1997, the MSCI EAFE(R) + EMF Index consisted of 2,032 companies traded on stock markets in 45 countries. The weighting of the MSCI EAFE(R) + EMF Index by country was as follows:

Developed Markets: Australia 2.60%, Austria 0.36%, Belgium 1.12%, Denmark 0.84%, Finland 0.63%, France 6.48%, Germany 8.07%, Hong Kong 3.11%, Ireland 0.30%, Italy 2.78%, Japan 25.28%, Netherlands 4.44%, New Zealand 0.33%, Norway 0.51%, Singapore 1.43%, Spain 1.97%, Sweden 2.33%, Switzerland 5.43%, United Kingdom 16.94%.

Emerging Markets: Argentina 0.51%, Brazil 2.08%, Chile 0.56%, China Free 0.08%, Colombia 0.12%, Czech Republic 0.17%, Greece 0.22%, Hungary 0.07%, India 0.07%, Indonesia 0.80%, Israel 0.77%, Jordan 0.31%, Korea Free 0.58%, Malaysia 2.32%, Mexico Free 1.20%, Pakistan 0.10%, Peru 0.16%, Philippines Free 0.49%, Poland 0.07%, Portugal 0.31%, South Africa 1.73%, Sri Lanka 0.01%, Taiwan 1.36%, Thailand 0.57%, Turkey 0.28%, Venezuela Free 0.15%.

     Unlike other broad-based indices, the number of stocks included in MSCI EAFE(R) + EMF Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE(R) + EMF Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE(R) + EMF Index was equal to 100.0 on January 1, 1988. As of March month-end 1997, the current value of the MSCI EAFE(R) + EMF Index was 188.5 (with gross dividends reinvested).

------------

(1) "Standard & Poor's," "S&P" and "S&P 500" are trademarks of Standard and Poor's, a division of The McGraw-Hill Companies, Inc. The Growth and Value and Income Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's.

(2) "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. The Small to Mid Cap Portfolio is not sponsored, endorsed, sold or promoted by Wilshire Associates.

(3) "EAFE" is a registered trademark of Morgan Stanley Capital International. The International Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

[Back Cover]

Shareholder Reports. The Fund publishes Annual and Semi-Annual Reports, which contain information about each Portfolio's recent performance, including:

     [bullet] management's discussion about recent market conditions, economic trends and portfolio strategies that affected the Portfolio's performance over the recent period

     [bullet] Portfolio performance data and financial statements

     [bullet] Portfolio holdings

Statement of Additional Information. The SAI contains more detailed information about the Fund and each Portfolio. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

A free copy of the Fund's Annual Report, Semi-Annual Report and SAI are available by contacting Accessor Capital at 1-800-759-3504 or by visiting Accessor Capital's web site at www.accessor.com.

================================================================================
Help Box: Shareholder Reports, SAIs and other information are available for your financial intermediary or from

                  Accessor Capital Management LP
                  1420 Fifth Street, #3600
                  Seattle, Washington 98101
                  800-759-3504
                  206-224-7420

                  web site:  www.accessor.com

                  Securities and Exchange Commission
                  Washington, DC  20549-6009
                  800-SEC-0330 (Public Reference Section)

                  web site:  www.sec.gov

                  You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.
================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

         SEC file number: 811-06337.

[FRONT COVER]
ACCESSOR(R) FUNDS, INC.
[LOGO]
Equity Portfolios
Investor Class Shares



         Growth Portfolio
         Value and Income Portfolio
         Small to Mid Cap Portfolio
         International Equity Portfolio







Prospectus  May 1, 1999
























The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

These Portfolios are:

                                        ----------------------------------------
[bullet]series of Accessor Funds, Inc.  Diversification is the spreading of risk
        (the  "Fund")  and part of the  among  a  group  of  investment  assets.
        Accessor   family   of  mutual  Within a  portfolio  of bonds,  it means
        funds, currently eight reducing the risk of any individual bond portfolios, each with two by holding bonds from a variety of classes of shares, that offer companies. In a broader context, investors a variety of diversification means investing among a fixed-income and equity mutual variety of securities to reduce the
        funds.                          importance  of any one  type or class of
                                        security.
[bullet]intended  to work  together to
        help investors realize the Asset allocation is a logical extension benefits of asset allocation of the principle of diversification. It
        and diversification.            is a method of mixing uncorrelated asset
                                        classes  in  precise   combinations   to
[bullet]managed  and  administered  by  optimize returns and reduce risks.
        Accessor  Capital   Management
        L.P. ("Accessor Capital").      Diversification  and asset allocation do
                                        not,   however,   guarantee   investment
[bullet]sub-advised  by Money Managers  results.
        ("Money   Managers")  who  are  ----------------------------------------
        selected  and   supervised  by
        Accessor  Capital  (other than
        the  U.S.   Government   Money
        Portfolio   which  is  advised
        directly by Accessor Capital).

                                TABLE OF CONTENTS

SUMMARY.......................................................................4
PERFORMANCE...................................................................6
EXPENSES......................................................................8
PORTFOLIO OBJECTIVES AND STRATEGIES..........................................10
PRINCIPAL RISKS..............................................................12
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS.............14
SHAREHOLDER INFORMATION......................................................18
FINANCIAL HIGHLIGHTS.........................................................25
APPENDIX A...................................................................26

                                     SUMMARY

Investment    The   Growth   Portfolio   seeks  The Value and  Income  Portfolio
Objective     capital growth through investing  seeks   generation   of  current
and Principle primarily  in equity  securities  income  and  capital  growth  by
Strategies    with greater than average growth  investing  primarily  in  income
              characteristics   selected  from  producing   equity    securities
              the   Standard   &  Poor's   500  selected from the S&P 500.
              Composite   Stock   Price  Index
              ("S&P   500).    The   Portfolio
              invests  primarily  in stocks of  The  Portfolio's  Money Manager,
              companies  chosen  from  the S&P  Martingale    Asset   Management
              500   that   Geewax,   Terker  &  ("Martingale"),         analyses
              Company ("Geewax  Terker"),  the  fundamental   information  about
              Portfolio's    Money    Manager,  companies  such as their assets,
              believes will experience  higher  earnings  and growth to identify than average  growth of earnings  undervalued  stocks.  The  Money
              or  stock   price.   The   Money  Manger   attempts  to  equal  or
              Manager  attempts  to  equal  or  exceed    the    total    return
              exceed  the  performance  of the  performance of the S&P 500/BARRA
              S&P 500/BARRA  Growth Index over  Value Index over a cycle of five
              a cycle of five years.            years.

              Geewax Terker uses a disciplined  Martingale  focuses primarily on
              investment      approach     and  stocks issued by:
              quantitative          analytical
              techniques designed to first [bullet] companies with low select growth stocks with the price to earnings and/or price largest market  capitalization's  to book ratios
              and well-established  records of
              growth in profits and earnings [bullet] companies with and then eliminate those stocks improving growth of earnings
              with the greatest risk.           and/or growth of dividends

                                                [bullet]  companies  with higher
                                                than average dividend yield


Principal     The principal risks of investing  The principal risks of investing
Investment    in the Portfolio include:         in the Portfolio include:
Risks
              Stock Market  Volatility.  Stock  Stock Market  Volatility.  Stock
              markets  are  volatile  and  can  markets  are  volatile  and  can
              decline     significantly     in  decline     significantly     in
              response   to  adverse   issuer,  response   to  adverse   issuer,
              political, regulatory, market or  political, regulatory, market or
              economic developments.            economic developments.

              Company  Risk.  The  value of an  Company  Risk.  The  value of an individual security or individual security or particular type of security can particular type of security can be more volatile than the market be more volatile than the market as a whole and can perform as a whole and can perform differently than the market as a differently than the market as a whole. Growth stocks are often whole. Value stocks tend to be more sensitive to economic and issued by larger, more market swings than other types established companies, and may of stocks because market prices underperform in periods of
              tend    to    reflect     future  general market  strength.
              expectations.
                                                Value  stocks  contained  in the
                                                S&P  500  have   generated  less
                                                current  income in recent  years
                                                than   they   have  in   earlier
                                                periods.

--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

Investment    Small to Mid Cap  Portfolio  The  International Equity Portfolio
Objective
and           The  Small to Mid Cap  Portfolio  The     International     Equity
Principal     seeks  capital   growth  through  Portfolio  seeks capital  growth
Strategies    investing  primarily  in  equity  by investing primarily in equity
              securities  of small  to  medium  securities      of     companies
              capitalization issuers.           domiciled  in  countries   other
                                                than  the   United   States  and
              The  Portfolio  invests at least  traded    on    foreign    stock
              65% of its  total  assets in the  exchanges.
              stocks  of  small   and   medium
              capitalization   companies  that  The     International     Equity
              are   expected   to   experience  Portfolio  normally  intends  to
              higher  than  average  growth of  maintain investments in at least
              earnings    or   stock    price.  three    different     countries
              Symphony    Asset     Management  outside   the   United   States.
              ("Symphony"),   the  Portfolio's  Nicholas-Applegate       Capital
              Money     Manager,     uses    a  Management           ("Nicholas-
              quantitative approach to analyze  Applegate")  uses   quantitative
              earnings    forecasts,     price  and   fundamental   analysis  to
              movements  and other  factors to  construct   a   portfolio   that
              identify   growth   stocks  with  generally      parallels     the
              attractive fundamentals relative  countries    comprising   Morgan
              to  price.   The  Money  Manager  Stanley  Capital   International
              attempts  to equal or exceed the  (MSCI)  EAFE  + EMF  Index.  The performance of the Wilshire 4500  Portfolio  will  invest  65 % of
              Index   over  a  cycle  of  five  its total  assets in the  stocks
              years.                            of companies domiciled in Europe
                                                and the Pacific  Rim.  The Money
                                                Manager will attempt to equal or
                                                exceed  the total  return of the
                                                MSCI EAFE + EMF Index.


Principal     The principal risks of investing  The principal risks of investing
Investment    in the Portfolio include:         in the Portfolio include:
Risks
              Stock Market  Volatility.  Stock  Stock Market  Volatility.  Stock
              markets  are  volatile  and  can  markets  are  volatile  and  can
              decline     significantly     in  decline     significantly     in
              response   to  adverse   issuer,  response   to  adverse   issuer,
              political, regulatory, market or  political, regulatory, market or
              economic developments.            economic developments.

              Company  Risk.  The  value of an  Company  Risk.  The  value of an individual security or individual security or particular type of security can particular type of security can be more volatile than the market be more volatile than the market as a whole and can perform as a whole and can perform differently than the value of differently than the value of the market as a whole. Small and the market as a whole.
              medium capitalization  companies
              often have greater volatility, Foreign Exposure. Foreign lower trading volume and less markets, particularly emerging
              liquidity       than      larger  markets,  can be  more  volatile
              capitalization companies.         than  the  U.S.  market  due  to
                                                increased   risks   of   adverse
                                                issuer,  political,  regulatory,
                                                market or economic  developments
                                                and can perform differently than
                                                the U.S. market.

--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                   PERFORMANCE

     The following tables illustrate changes in the performance of Advisor Class Shares of the Portfolios from year to year and compare the performance of Advisor Class Shares to the performance of a market index over time. The performance does not reflect certain fees and expenses of Investor Class Shares, which, if reflected, would result in lower performance for the periods shown. As with all mutual funds, how the Portfolios have performed in the past is not an indication of how they will perform in the future.

Growth Portfolio
----------------

                            Year by Year Total Returns

Calendar
Year      1992     1993     1994      1995     1996     1997     1998
----      ----     ----     ----      ----     ----     ----     ----
          10.01    14.21    3.99      34.32    19.83    33.24    46.65


                            [Bar
                            Chart]


  Best Quarter:    4th Q 1998 -- 27.65%
 Worst Quarter:    3rd Q 1998-- -7.07%


                      Average Annual Total Returns
                             As of 12/31/98
                  1 Year     5 Years     Life of Fund*
                  ------     -------     ------------

Growth
Portfolio         46.65%     26.74%      24.90%

S&P 500/BARRA
Growth Index      42.16%     27.94%      23.19%(1)

----------
* From 8/24/92
(1) Index measured from September 1, 1992.

Value and Income Portfolio
--------------------------

                           Year by Year Total Returns

Calendar
Year     1992      1993     1994      1995    1996      1997     1998
----     ----      ----     ----      ----    ----      ----     ----
         5.92      14.69    -1.93     33.25   23.94     32.94    12.89


                            [Bar
                            Chart]


 Best Quarter:     4th Q 1998 -- 18.96%
 Worst Quarter:    3rd Q 1998-- 15.24%

                      Average Annual Total Returns
                             As of 12/31/98
                  1 Year     5 Years      Life of Fund*
                  ------     -------      ------------

Value and Income
Portfolio         12.89%     19.87%       18.57%

S&P 500/BARRA
Value Index       14.67%     19.87%       19.42%(1)

----------
* From 8/24/92
(1) Index measured from September 1, 1992.

Small to Mid Cap Portfolio
--------------------------

                           Year by Year Total Returns

Calendar
Year     1992      1993     1994      1995    1996      1997     1998
----     ----      ----     ----      ----    ----      ----     ----
         13.28     14.39    -4.07     31.98   24.85     36.14    15.98





                            [Bar
                            Chart]


 Best Quarter:     4th Q 1998 -- 24.23%
 Worst Quarter:    3rd Q 1998-- -18.56%


                       Average Annual Total Returns
                              As of 12/31/98
                   1 Year     5 Years     Life of Fund*
                   ------     -------     ------------

 Small to Mid
 Cap Portfolio     15.98%     20.07%      20.28%

 Wilshire 4500
 Index             8.63%      15.76%      17.01%(1)

 Small to Mid      8.63%      15.61%      17.87%(1)
 Cap Composite(2)

----------
 * From 8/24/92
(1)  Index measured from September 1, 1992.
(2) The Small to Mid Cap Composite is a hypothetical index constructed by Accessor Capital Management, which links the BARRA Institutional Small Index and the Wilshire 4500 Index. Prior to October 1995, the BARRA Index is used. Starting in October 1995, the Wilshire Index is used. The performance for periods starting prior to October 1995 and running past September 1995 links returns for each index for the periods referenced in the previous sentences.


International Equity Portfolio
------------------------------

                     Year by Year Total Returns

Calendar
Year         1994      1995     1996     1997    1998
----         ----      ----     ----     ----    ----
             -2.75     7.63     13.78    10.96   16.07



                            [Bar
                            Chart]


  Best Quarter:    4th Q 1998 -- 14.45%
 Worst Quarter:    3rd Q 1998-- -13.36%


                                     Average Annual Total Returns
                                            As of 12/31/98
                                 1 Year          Life of Fund*
                                 ------          ------------

International Equity Portfolio   16.07%          10.60%

MSCI EAFE + EMF Index            15.23%          5.95%(3)

International Composite(4)       15.23%          6.94%(3)


----------
* From 10/3/94
(3)  Index measured from November 1, 1994.
(4) The International Composite is a hypothetical index constructed by Accessor Capital Management, which links the MSCI EAFE Index and the MSCI EAFE+EMF Index. Prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used. The performance for periods starting prior to May 1996 and running past April 1996 links returns for each index for the periods referenced in the previous sentence.



                                    EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Portfolios.

Shareholder Fees (a)

                                                                          Portfolios(b)
                                                --------------------------------------------------------------------
                                                                      Value           Small to      International
                                                     Growth          and Income        Mid Cap         Equity

Maximum Sales Charge  imposed on Purchases (as a      None             None             None            None
% of offering price)
Maximum  Sales  Charge   imposed  on  Reinvested      None             None             None            None
Dividends
Maximum Deferred Sales Charge                         None             None             None            None
Check Redemption Fee (c)                              None             None             None            None
Exchange Fee                                          None             None             None            None
-------------------------------------------------

(a) Shares of the Portfolios are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. Such fees are not included in the tables.
(b) An annual maintenance fee of $25.00 may be charged by the Transfer Agent to each IRA Account with an aggregate balance of less than $10,000 on December 31 of each year.
(c) The Transfer Agent may charge a processing fee of $10.00 for each redemption check requested by a shareholder.


Fee Table                                                                  Portfolios
                                                --------------------------------------------------------------------
Annual Fund Operating Expenses
   (expenses deducted from a Portfolio's assets                       Value           Small to      International
   as a percentage of average daily net assets)      Growth          and Income        Mid Cap         Equity

Management Fees (a)                                  0.77%            0.77%             1.02%          1.15%
12b-1 Fees (b)                                       0.25%            0.25%             0.25%          0.25%
Other Expenses                                       0.27%            0.29%             0.25%          0.44%
         Administrative Fees(c)                      0.25%            0.25%             0.25%          0.25%
Total Other Expenses                                 0.52%            0.54%             0.50%          0.69%
Total Annual Portfolio Operating Expenses            1.54%            1.56%             1.77%          2.09%

(a) Management fees consist of the management fee paid to Accessor and the Money Manager fees paid to the Money Managers of the Growth, value and Income, Small to Mid Cap, and International Equity Portfolios.
(b) The combination of the fees paid pursuant to the Distribution Plan and the Shareholder Service Plan for each Portfolio may be no more than 0.25% of the annual net assets attributable to that Portfolio's Investor Class Shares.
(c) Pursuant to an Administrative Services Plan, the Fund may pay financial intermediaries who have entered into arrangements with the Fund up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Portfolios.

Expense Example: This example shows what an investor in Investor Class Shares of a Portfolio could pay over time. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Investor Class Shares of a Portfolio for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    Portfolios
             ------------------------------------------------------------
                              Value     Small to Mid    International
               Growth        and Income     Cap           Equity

1 Year           $16            $16          $18           $21
3 Years          $49            $49          $56           $65
5 Years          $84            $85          $96          $112
10 Years        $183           $186         $208          $242

                       PORTFOLIO OBJECTIVES AND STRATEGIES


Growth Portfolio


     Investment Objective: The Growth Portfolio seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the S&P 500.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to equal or exceed the total return performance of the S&P 500/BARRA Growth Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
Help Box: The S&P 500/BARRA Growth Index is an unmanaged index of growth stocks in the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios.
================================================================================

Value and Income Portfolio

     Investment Objective: The Value and Income Portfolio seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warranties of companies whose stocks have higher than average dividend yield relative to other stocks of issuers in the same industry, or whose stocks have lower price multiples (either price/earnings or price/book value) than others in their industries, or which, in the opinion of the Money Manager, have improving fundamentals (such as growth of earnings and dividends). The Money Manager will attempt to equal or exceed the total return performance of the S&P 500/BARRA Value Index over a market cycle of five years. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and to enhance income, but not for speculation.

================================================================================
Help Box: The S&P 500/BARRA Value Index is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios.
================================================================================

Small to Mid Cap Portfolio

     Investment Objective: The Small to Mid Cap Portfolio seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing at least 65% of the value of its total assets in stocks of small and medium capitalization issuers. Small capitalization issuers are issuers which have a capitalization of $1 billion or less at the time of investment whereas medium capitalization issuers have a capitalization ranging from $1 billion to $5 billion at the time of investment. The Portfolio invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to equal or exceed the total return performance of the Wilshire 4500 Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. Under normal circumstances, up to 20% of the Portfolio's net assets may be invested in common stocks of foreign issuers with small [to medium?] market capitalizations. The Portfolio may engage in various portfolio strategies to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
Help Box: The Wilshire 4500 Index is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500.
================================================================================

International Equity Portfolio

     Investment Objective: The International Equity Portfolio seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

Investment Strategies:

     The Portfolio seeks to achieve its objective by investing at least 65% of its total assets principally in stocks issued by companies domiciled in Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) and the Pacific Rim (including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore). The Portfolio may also invest in securities of countries generally considered to be emerging or developing countries by the World Bank, the International Finance Corporation, the United Nations or its authorities ("Emerging Countries"). The Portfolio intends to maintain investments in at least three different countries outside the United States. The Portfolio may invest up to 20% of its net assets in fixed-income securities, including instruments issued by foreign governments and their agencies, and in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations. The Money Manager will attempt to equal or exceed the net yield (after withholding taxes) of the Morgan Stanley Capital International ("MSCI") EAFE + EMF Index.

================================================================================
Help Box: The MSCI EAFE & EMF Index is an unmanaged index of 41 developed (excluding the United States) and emerging market countries, including Japan, the United Kingdom, Germany and France.
================================================================================

All Portfolios

     In response to market, economic, political or other conditions, each Portfolio's Money Manager may temporarily use a different investment strategy for defensive purposes. If a Money Manager does so, different factors could affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

     Each Portfolio is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Portfolios and may result in increased taxable distributions to shareholders.

     Each Portfolio's investment objective stated above is fundamental and may not be changed without shareholder approval.

                                 PRINCIPAL RISKS

     This Prospectus describes the principal risks you would face as an investor in a Portfolio. Many factors affect each Portfolio's performance. A Portfolio's share price changes daily based on changes in the financial markets and interest rates and in response to other economic, political or financial developments. A Portfolio's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the securities of that issuer. When you sell your shares of a Portfolio, they could be worth more or less than what you paid for them.

     The following factors may significantly affect a Portfolio's performance.

     Stock Market Volatility. The value of stocks fluctuates in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments.

     Sector Risk. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

     Interest Rate Changes. The stock market is dependent on general economic conditions. Changes in interest rates can affect the performance of the stock market.

     Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

     Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

     Company Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller capitalization issuers can be more volatile than that of larger issuers.

================================================================================
Help Box: Like other mutual funds, the Portfolios could be aversely affected by problems associated with the conversion of European currencies into the Euro and the ability of computers to recognize the year 2000.

Accessor steps . . .Accessor Capital, as the manager, administrator and transfer agent of Accessor Funds, has taken charge of ensuring that both Accessor Funds and Accessor Capital will be able to effectively operate on January 1, 2000. Accessor Capital has inventoried all computer systems, both hardware and software, and has sought certification from all critical third party vendors. Accessor Capital anticipates that Accessor Funds and Accessor Capital will be fully operational.
================================================================================

        MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS

     Management and Administration. Accessor Capital Management LP, 1420 Fifth Avenue, #3600, Seattle, Washington 98101, is the manager and administrator of the Portfolios. Accessor Capital develops the investment programs for the Portfolios, selects the Money Managers for the Portfolios, and monitors the performance of the Money Managers. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Portfolios either directly or through interaction with each Portfolio's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Portfolio. The SEC issued an exemptive order that allows the Fund to change a Portfolio's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and the Fund has notified the shareholders of the affected Portfolio within 60 days of the change.

     Each Portfolio pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of the Portfolio's average daily net assets:

                                      Management Fee to Accessor Capital
                                      (as a percentage of
         Portfolio                    average daily net assets)
         ---------                    -------------------------

         Growth                                   0.45%
         Value and Income                         0.45%
         Small to Mid Cap                         0.60%
         International Equity                     0.55%

     Each Portfolio has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Portfolios. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of each Portfolio, and (ii) a transaction fee of $.50 per transaction.

     Set forth below is information on each Portfolio's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Growth Portfolio

     Geewax Terker, 99 Starr Street, Phoenixville, PA 19460, is the Money Manager of the Growth Portfolio. John J. Geewax is primarily responsible for the day-to-day management and investment decisions for the Growth Portfolio. He has worked at Geewax Terker since its founding in 1982. Mr. Geewax is assisted by Christopher P. Ouimet. Mr. Ouimet joined Geewax Terker in 1994. Before joining Geewax Terker, Mr. Ouimet worked at The Vanguard Group.

     Geewax Terker earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.10 % of the Growth Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Portfolio's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:

                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

     During the period from the sixth calendar quarter (3rd quarter 1998) through the 13th calendar quarter (2nd quarter 2000) of Geewax Terker's management of the Growth Portfolio, the applicable measurement period will be the entire period since the commencement of Geewax Terker's management of the Growth Portfolio with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (3rd quarter 2000) of Geewax Terker's management of the Growth Portfolio, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Geewax Terker will receive a performance fee if the Growth Portfolio's performance either exceeds the S&P 500/BARRA Growth Index or trails the S&P 500/BARRA Growth Index by no more than 0.50%. Under certain circumstances, Geewax Terker may receive a performance fee even if the Growth Portfolio's total return is negative.

Value and Income Portfolio

     Martingale, 222 Berkeley Street, Boston, MA 02116, is the Money Manager of the Value and Income Portfolio. William E. Jacques is primarily responsible for the investment decisions for the Value and Income Portfolio. Douglas E. Stark is primarily responsible for the day-to-day management of the Value and Income Portfolio. Mr. Jacques joined Martingale in 1987. Mr. Stark joined Martingale in 1996. Before joining Martingale, Mr. Stark was Senior Vice President and Portfolio Manager at InterCoast Capital Company from 1994 to 1996. Prior to that, he was Vice President and managed international stock portfolios at State Street Global Advisors, an area of State Street Bank and Trust Company, from 1990 until 1994.

     Martingale earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.10 % of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value and Income Portfolio's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

     Commencing with the 14th quarter (1st quarter 1996) of Martingale's management of the Value and Income Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Martingale will receive a performance fee if the Value and Income Portfolio's performance either exceeds the S&P 500/BARRA Value Index or trails the S&P 500/BARRA Value Index by no more than 0.50%. Under certain circumstances, Martingale may receive a performance fee even if the Value and Income Portfolio's total return is negative.

Small to Mid Cap Portfolio

     Symphony, 555 California Street, San Francisco, CA 94104, is the money manager of the Small to Mid Cap Portfolio. Praveen K. Gottipalli is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Portfolio. Mr. Gottipalli has been Director of Investments with Symphony and its predecessor entities since March 1994. From 1985 to 1994, he was with BARRA, Inc., where he was Director of the Active Strategies Group.

     Symphony earns a management fee calculated and paid quarterly that consists of a performance fee. The performance fee for any quarter depends on the percentage amount by which the Small to Mid Cap Portfolio's performance exceeds or trails that of the Wilshire 4500 Index during the applicable measurement period based on the following schedule:

                   Average Annualized
                  Percentage Differential                       Annualized
                  vs. Wilshire 4500 Index                     Performance Fee
                  -----------------------                     ----------------

         Greater Than or Equal to 3.00%                            0.42%
         Greater Than or Equal to 2.00% and Less Than 3.00%        0.35%
         Greater Than or Equal to 1.00% and Less Than 2.00%        0.30%
         Greater Than or Equal to 0.50% and Less Than 1.00%        0.25%
         Greater Than or Equal to 0.00% and Less Than 0.50%        0.20%
         Greater Than or Equal to -0.50% and Less Than 0.00%       0.15%
         Greater Than or Equal to -1.00% and Less Than -0.50%      0.10%
         Greater Than or Equal to -1.50% and Less Than -1.00%      0.05%
         Less Than -1.50%                                          0.00%

     Commencing in the 14th quarter (1st quarter 1999) of Symphony's management of the Small to Mid Cap Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Symphony will receive a performance fee if the Small to Mid Cap Portfolio's performance either exceeds the Wilshire 4500 Index or trails the Wilshire 4500 Index by no more than 1.50%. Under certain circumstances, Symphony may receive a performance fee even if the Small to Mid Cap Portfolio's total return is negative.

International Equity Portfolio

     Nicholas-Applegate, 600 West Broadway, 29th Floor, San Diego, CA 92101, is the Money Manager for the International Equity Portfolio. Catherine Somhegyi, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Portfolio. Ms. Somhegyi, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Partner and Director of Global and Systematic Portfolio Management, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial Management. Ms. Morris, Partner and Senior Portfolio Manager, International, joined Nicholas-Applegate in 1990.

     Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the International Equity Portfolio's performance exceeds or trails that of the MSCI EAFE + EMF Index during the applicable measurement period based on the following schedule:



                  Average Annual Performance                                                     Total
                  Differential vs.                                              Annual           Annual
    Basic Fee     Benchmark Index                                           Performance Fee       Fee
    ---------     ---------------                                           ---------------       ---
    0.20%         Greater Than or Equal to 4.00%                               0.40%              0.60%
                  Greater Than or Equal to 2.00% and Less Than 4.00%           0.30%              0.50%
                  Greater Than or Equal to 0.00% and Less Than 2.00%           0.20%              0.40%
                  Greater Than or Equal to -2.00% and Less Than 0.00%          0.10%              0.30%
                  Less Than -2.00%                                             0.00%              0.20%



     As of the 14th quarter (2nd quarter 1998) of Nicholas-Applegate's management of the International Equity Portfolio, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Nicholas-Applegate will receive a performance fee if the International Equity Portfolio's performance either exceeds the MSCI EAFE & EMF Index or trails the MSCI EAFE & EMF Index by no more than 2.00%. Under certain circumstances, Nicholas-Applegate may receive a performance fee even if the International Equity Portfolio's total return is negative.

     Total Management Fees for Fiscal Year 1998. The Portfolios paid the following aggregate management fees in fiscal year 1998 to Accessor Capital and each Portfolio's Money Manager:

         Growth Portfolio:                           $793,447
         Value and Income Portfolio:                 $884,970
         Small to Mid Cap Portfolio:               $1,971,674
         International Equity Portfolio:           $1,930,550

                             SHAREHOLDER INFORMATION

     This section contains information on how to purchase, exchange and redeem Investor Class shares. Information regarding the Portfolios' dividend and distribution policies, as well as tax consequences of owning the Portfolios' shares, is also discussed.

     Investor Class shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution, shareholder services and/or administrative services. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Purchasing Investor Class Shares

     Investors purchase Investor Class shares of the Portfolios at the Portfolios' net asset value per share (NAV). The NAV is calculated by adding the value of Portfolio assets attributable to Investor Class shares, subtracting Portfolio liabilities attributable to the class, and dividing by the number of outstanding Investor Class shares. The NAV is calculated each day that the New York Stock Exchange (NYSE) is open for business. The Portfolios generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Portfolios.

     [graphic] Investor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Short-term or excessive trading into and out of a Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Portfolio may reject any purchase orders, including exchanges, particularly from market timers or investors, who in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Portfolio. For these purposes, Accessor Capital may consider an investor's trading history in that Portfolio or other Portfolios, and accounts under common ownership or control.

     Where to Purchase Shares. Investors purchase Investor Class shares from two primary sources:

     [graphic] directly from the Fund.

     [graphic] through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets.

     Purchases from the Fund. Investors purchase Investor Class shares directly from the Fund for no sales charge or commission. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

     [graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number noted on the check to

                  Accessor Funds, Inc.
                  P. 0. Box 1748
                  Seattle, WA 98111-9865

     [graphic] By Federal Funds Wire. Wire instructions are described on the account application.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] By Purchases In Kind. Under some circumstances, the Portfolios may accept securities as payment for Investor Class shares. Such securities would be valued the same way the Portfolios' securities are valued. (See Valuation of Portfolio Securities, below.) See "Additional Puchase and Redemption Information" in the Statement of Additional Information.

Investment Minimums for Investor Class Shares Purchased from the Fund.

To Open an Account:     $5,000 per Portfolio, or

                        $10,000 aggregated across all Portfolios of the Fund.

To Add to an Account:   $1,000 per Portfolio, or

                        $2,000 aggregated across all the Portfolios of the Fund.

     Investment minimums for IRA/Roth IRA Accounts will differ. (See below.) Also, the Fund may accept smaller purchase amounts or reject any purchase order that it believes may disrupt the management of the Portfolios.

     For further information on purchasing Investor Class shares, please contact Accessor Capital at (800) 759-3504.

     IRA/Roth IRA Accounts. Investors may purchase Investor Class shares through an Individual or Roth Retirement Custodial Account Plan. IRA/Roth IRA Accounts with an aggregate balance of less than $10,000 across all Portfolios of the Fund are assessed a $25.00 fee on December 31 of each year.

Investment Minimums for an IRA/Roth IRA Account.

To Open an Account:        $2,000 aggregated across all Portfolios of the Fund.

To Add to an Account:      $2,000 aggregated across all Portfolios of the Fund.

Copies of the IRA/ Roth IRA Account Plan may be obtained from Accessor Capital at (800) 759-3504.

Exchanging Investor Class Shares

     Investor Class shares of one Portfolio may be exchanged for shares of any other Portfolio so long as shareholders meet the normal investment requirements of the other Portfolio. Shareholders should read the prospectus of any other Portfolio into which they are considering exchanging.

     Exchanges Through the Fund. The Fund does not currently charge fees on exchanges directly through the Fund. This exchange privilege may be modified or terminated at any time by the Fund upon 60 days' notice to shareholders. Exchanges may be made any of the following ways:

     [graphic] By Mail. Share exchange instructions may be mailed to Accessor
          Capital at P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Share exchange instructions may be faxed to Accessor
          Capital at (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may exchange shares between Portfolios by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] An exchange of shares into a different Portfolio is a redemption of shares and will be treated as a sale for tax purposes.

     You should contact your Financial Intermediary directly to make exchanges. Your Financial Intermediary may charge additional fees for these transactions.

Redemption of Portfolio Shares

     Investors may request to redeem Investor Class shares on any day that the NYSE is open for business. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from the Fund any of the following ways:

     [graphic] By Mail. Redemption requests may be mailed to Accessor Capital at
          P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Redemption requests may be faxed to Accessor Capital at
          (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check.

     [graphic] Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.

     Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

     Large redemptions may disrupt the management and performance of the Portfolios. Each Portfolio reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Portfolio determines that the redemption amount will disrupt the Portfolio's operation or performance. If you redeem more than $250,000 worth of a Portfolio's shares within any 90-day period, the Portfolio reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities.

     Systematic Withdrawal Plan. Shareholders may request an automatic, monthly redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from the Fund and must be received by the Fund ten calendar days before the first scheduled withdrawal date. Systematic Withdrawal may be discontinued at any time by a shareholder or the Fund.

     Low Account Balances. The Fund may redeem any accounts with balances of less than $500 per Portfolio or less than $2,000 in aggregate across the Portfolios if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

     In the event of an emergency as determined by the Fund, the Fund may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Portfolio, the Portfolio may pay a redemption in whole or in part by a distribution in kind of securities from the Portfolio.

Dividends and Distributions

     Dividends. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long- and short-term capital gains. The Board of Directors presently intends to declare dividends on the following schedule:

Portfolio                  Declared                                    Payable
---------                  --------                                    -------

Growth                     Quarterly, on last               1st business day
Value and Income           business day of                  following end of
Small to Mid Cap           quarter.                         calendar quarter

International              Annually, 2nd to last            Last business day
                           business day of                  of calendar year
                           calendar year

     Other Distributions. The Board of Directors intends to declare capital gains distributions annually, generally in mid-December. To satisfy distribution requirements, however, Portfolios may also declare special year-end dividend and capital gains distributions during the months of October, November or December. Such distributions, if received by shareholders by January 31 of the following year, are deemed to have been paid by Portfolios and received by shareholders on December 31.

     Automatic Reinvestment of Dividends and Distributions. All dividends and distributions of Investor Class shares will be automatically reinvested in additional shares of Investor Class shares of the Portfolio paying the dividend or distribution unless shareholders elect to receive them in cash. Shareholders may alternatively choose to invest dividends or distributions in Investor Class shares of any other Portfolio of the Fund.

Valuation of Portfolio Securities

     The Portfolios generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized costs and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Portfolio which invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Director's believes accurately reflects fair value.

Taxation

     Generally, dividends and short-term capital gains distributions that shareholders receive from the Portfolios are taxable as ordinary income. Distributions of other net capital gains are taxable as capital gains. Capital gains taxes on distributions ordinarily depend upon the length of time Portfolios hold securities, not the length of time shareholders own Portfolio shares or whether shareholders reinvest distributions or receive them in cash.

     The International Portfolio receives dividends and interest from foreign issuers which may be subject to withholding taxes by foreign governments. If the amount withheld by foreign governments is material, shareholders may be able to claim a foreign tax credit.

     At the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and distributions paid by the Portfolios during the preceding year. Portfolios may be required to withhold and remit to the United States Treasury 31 % of all taxable dividends, distributions and redemption proceeds payable to shareholders who have not provided the Portfolio with a taxpayer identification number. Shareholders should consult a tax adviser for further information regarding the federal, state and local tax consequences of an investment in the Investor Class shares of the Fund.

Distribution, Shareholder Service and Administrative Services Arrangements

     The Fund has adopted a 12b-1 Plan that allows the Investor Class shares of the Portfolios to pay distribution fees to financial intermediaries for sales and distribution-related activities. The Fund has also adopted a shareholder service plan under which the Investor Class shares of the Portfolios may pay financial intermediaries for providing non-distribution related shareholder services The combination of fees under the 12b-1 Plan and the shareholder service plan will not exceed 0.25% in the aggregate annually.

     The Fund has also adopted an administrative services plan to allow the Investor Class shares of the Portfolios to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually.

                              FINANCIAL HIGHLIGHTS

[To be filed by subsequent amendment.]

                                   APPENDIX A

Description of Indices

     The following information as to each index has been supplied by the respective preparer of the index or has been obtained from other publicly-available information.

Standard & Poor's 500 Composite Stock Price Index (1):

     The purpose of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Currently there are four groups: 400 Industrials, 40 Utilities, 20 Transportation and 40 Financial. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies listed on the New York Stock Exchange.

     Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

     The formula adopted by S&P is generally defined as a "base-weighted aggregative" expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding. The price of any stock multiplied by number of shares outstanding gives the current market value for that particular issue. This market value determines the relative importance of the security.

     Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

S&P/BARRA Growth Index
S&P/BARRA Value Index:

     BARRA, in collaboration with Standard and Poor's Corporation, has constructed the S&P/BARRA Growth Index (the "Growth Index") and S&P/BARRA Value Index (the "Value Index") to separate the S&P 500 into value stocks and growth stocks.

     The Growth and Value Indices are constructed by dividing the stocks in the S&P 500 according to their price-to-book ratios. The Value Index contains firms with lower price-to-book ratios and has 50 percent of the capitalization of the S&P 500. The Growth Index contains the remaining members of the S&P 500. Each of the indices is capitalization-weighted and is rebalanced semi-annually on January 1 and July 1 of each year.

     Although the Value Index is created based on price-to-book ratios, the companies in the index generally have other characteristics associated with "value" stocks: low price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth. Because of these characteristics, the Value Index historically has had higher weights in the Energy, Utility, and Financial sectors than the S&P 500.

     Companies in the Growth Index tend to have opposite characteristics from those in the Value Index: high earnings-to-price ratios, low dividend yields, and high earnings growth. Historically, the Growth Index has been more concentrated in Electronics, Computers, Health Care and Drugs than the S&P 500.

     As of December 31, 1996 there were 339 companies in the Value Index; consequently there are 161 companies in the Growth Index.

Wilshire 4500 Index (2):

     While the S&P 500 Index includes the preponderance of large market capitalization stocks, it excludes most of the medium and small size companies which comprise the remaining 33% of the capitalization of the U.S. stock market. The Wilshire 4500 Index (an unmanaged index) consists of all U.S. stocks that are not in the S&P 500 and that trade regularly on the New York and American Stock Exchanges as well as in the NASDAQ over-the-counter market. The Wilshire 4500 Index is constructed from the Wilshire 5000 Equity Index, which measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 6500 capitalization weighted security returns are used to adjust the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index was created by Wilshire Associates in 1974 to aid in performance measurement. The Wilshire 4500 Index consists of the Wilshire 5000 Equity Index after excluding the companies in the S&P 500.

     Wilshire Associates view the performance of the Wilshire 5000's securities several ways. Price and total return indices using both capital and equal weightings are computed. The unit value of these four indices was set to 1.0 on December 31, 1970.

Morgan Stanley Capital International EAFE(R) + EMF Index (3):

     The Morgan Stanley Capital International ("MSCI") EAFE(R) + EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 41 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. Dollars and local currencies.

     MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 19 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

     MSCI Emerging Markets Free ("EMF") Index is a market capitalization weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

     The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

     As of March 31, 1997, the MSCI EAFE(R) + EMF Index consisted of 2,032 companies traded on stock markets in 45 countries. The weighting of the MSCI EAFE(R) + EMF Index by country was as follows:

Developed Markets: Australia 2.60%, Austria 0.36%, Belgium 1.12%, Denmark 0.84%, Finland 0.63%, France 6.48%, Germany 8.07%, Hong Kong 3.11%, Ireland 0.30%, Italy 2.78%, Japan 25.28%, Netherlands 4.44%, New Zealand 0.33%, Norway 0.51%, Singapore 1.43%, Spain 1.97%, Sweden 2.33%, Switzerland 5.43%, United Kingdom 16.94%.

Emerging Markets: Argentina 0.51%, Brazil 2.08%, Chile 0.56%, China Free 0.08%, Colombia 0.12%, Czech Republic 0.17%, Greece 0.22%, Hungary 0.07%, India 0.07%, Indonesia 0.80%, Israel 0.77%, Jordan 0.31%, Korea Free 0.58%, Malaysia 2.32%, Mexico Free 1.20%, Pakistan 0.10%, Peru 0.16%, Philippines Free 0.49%, Poland 0.07%, Portugal 0.31%, South Africa 1.73%, Sri Lanka 0.01%, Taiwan 1.36%, Thailand 0.57%, Turkey 0.28%, Venezuela Free 0.15%.

     Unlike other broad-based indices, the number of stocks included in MSCI EAFE(R) + EMF Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE(R) + EMF Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE(R) + EMF Index was equal to 100.0 on January 1, 1988. As of March month-end 1997, the current value of the MSCI EAFE(R) + EMF Index was 188.5 (with gross dividends reinvested).
------------
(1) "Standard & Poor's," "S&P" and "S&P 500" are trademarks of Standard and Poor's, a division of The McGraw-Hill Companies, Inc. The Growth and Value and Income Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's.
(2) "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. The Small to Mid Cap Portfolio is not sponsored, endorsed, sold or promoted by Wilshire Associates.
(3) "EAFE" is a registered trademark of Morgan Stanley Capital International. The International Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

[Back Cover]

Shareholder Reports. The Fund publishes Annual and Semi-Annual Reports, which contain information about each Portfolio's recent performance, including:

     [bullet] management's discussion about recent market conditions, economic trends and portfolio strategies that affected the Portfolio's performance over the recent period
     [bullet] Portfolio performance data and financial statements
     [bullet] Portfolio holdings

Statement of Additional Information. The SAI contains more detailed information about the Fund and each Portfolio. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

A free copy of the Fund's Annual Report, Semi-Annual Report and SAI are available by contacting Accessor Capital at 1-800-759-3504 or by visiting Accessor Capital's web site at www.accessor.com.

================================================================================
Help Box: Shareholder Reports, SAIs and other information are available for your financial intermediary or from

                  Accessor Capital Management LP
                  1420 Fifth Street, #3600
                  Seattle, Washington 98101
                  800-759-3504
                  206-224-7420

                  web site:  www.accessor.com

                  Securities and Exchange Commission
                  Washington, DC  20549-6009
                  800-SEC-0330 (Public Reference Section)

                  web site:  www.sec.gov

                  You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.
================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

         SEC file number: 811-06337.

[FRONT COVER]
ACCESSOR(R) FUNDS, INC.
[LOGO]
Fixed-Income Portfolios
Advisor Class Shares



         Intermediate Fixed-Income Portfolio
         Short-Intermediate Fixed-Income Portfolio
         Mortgage Securities Portfolio
         U.S. Government Money Portfolio







Prospectus  May 1, 1999
























The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

These Portfolios are:

                                        ----------------------------------------
[bullet]series of Accessor Funds, Inc.  Diversification is the spreading of risk
        (the  "Fund")  and part of the  among  a  group  of  investment  assets.
        Accessor   family   of  mutual  Within a  portfolio  of bonds,  it means
        funds, currently eight reducing the risk of any individual bond portfolios, each with two by holding bonds from a variety of classes of shares, that offer companies. In a broader context, investors a variety of diversification means investing among a fixed-income and equity mutual variety of securities to reduce the
        funds.                          importance  of any one  type or class of
                                        security.
[bullet]intended  to work  together to
        help investors realize the Asset allocation is a logical extension benefits of asset allocation of the principle of diversification. It
        and diversification.            is a method of mixing uncorrelated asset
                                        classes  in  precise   combinations   to
[bullet]managed  and  administered  by  optimize returns and reduce risks.
        Accessor  Capital   Management
        L.P. ("Accessor Capital").      Diversification  and asset allocation do
                                        not,   however,   guarantee   investment
[bullet]sub-advised  by Money Managers  results.
        ("Money   Managers")  who  are  ----------------------------------------
        selected  and   supervised  by
        Accessor  Capital  (other than
        the  U.S.   Government   Money
        Portfolio   which  is  advised
        directly by Accessor Capital).

                                                 TABLE OF CONTENTS


SUMMARY.......................................................................4
PERFORMANCE...................................................................7
EXPENSES......................................................................9
PORTFOLIO OBJECTIVES AND STRATEGIES..........................................11
PRINICIPAL RISKS.............................................................13
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS.............15
SHAREHOLDER INFORMATION......................................................18
FINANCIAL HIGHLIGHTS.........................................................24
APPENDIX A...................................................................25

                                     SUMMARY


Investment   The  Intermediate   Fixed-Income   The           Short-Intermediate
Objective    Portfolio  seeks  generation  of   Fixed-Income   Portfolio   seeks
and          current   income  by   investing   preservation   of  capital   and
Principle    primarily    in     fixed-income   generation of current  income by
Strategies   securities   with  durations  of   investing      primarily      in
             between  three and ten years and   fixed-income   securities   with
             a    dollar-weighted     average   durations  of  between  one  and
             portfolio duration that does not   five years and a dollar-weighted
             vary  more or less than 20% from   average portfolio  duration that
             that  of  the  Lehman   Brothers   does not vary  more or less than
             Government/Corporate   Index  or   20%  from  that  of  the  Lehman
             another  relevant index approved   Brothers    Government/Corporate
             by the Board of Directors.         1-5  Year   Index   or   another
                                                relevant  index  approved by the
                                                Board of Directors.

             Cypress Asset Management Cypress is the Money Manager of ("Cypress") is the Money Manager the Portfolio. Cypress uses of the Portfolio. Cypress uses quantitative analysis and risk quantitative analyses and risk control methods to ensure that control methods to ensure that the Portfolio's overall risk and the Portfolio's overall risk and duration characteristics are duration characteristics are consistent with the Lehman consistent with the Lehman Brothers Government/ Corporate Brothers Government/ Corporate 1-5 Year Index. Cypress seeks to
             Index.  The  Portfolio  seeks to   enhance        returns        by
             enhance        returns        by   systematically overweighting its
             systematically overweighting its investment in the corporate investment in the corporate sector as compared to the Index. sector as compared to the Index. The Portfolio also seeks to The Portfolio also seeks to enhance returns by purchasing enhance returns by purchasing odd lot securities and by odd lot securities and by investing in undervalued
             investing     in     undervalued   securities.
             securities.

Principal    The principal risks of investing   The principal risks of investing
Investment   in the Portfolio include:          in the Portfolio include:
Risks
             Interest Rate Risk. Increases in   Interest Rate Risk. Increases in
             interest  rates  can  cause  the   interest  rates  can  cause  the
             price  of  a  debt  security  to   price  of  a  debt  security  to
             decrease.                          decrease.

             Company  Risk.  Changes  in  the   Company  Risk.  Changes  in  the
             financial condition of an financial condition of an issuer, changes in specific issuer, changes in specific economic or political conditions economic or political conditions that affect a particular issuer, that affect a particular issuer, and changes in general economic and changes in general economic or political conditions can or political conditions can adversely affect the credit adversely affect the credit quality or value of an issuer's quality or value of an issuer's
             securities.                        securities.

--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                     SUMMARY


Investment   Mortgage  Securities   Portfolio   U.S. Government Money Portfolio
Objective    The     Mortgage      Securities
and          portfolio  seeks  generation  of   The   U.S.    Government   Money
Principle    current   income  by   investing   Portfolio  seeks maximum current
Strategies   primarily  in   mortgage-related   income   consistent   with   the
             securities   with  an  aggregate   preservation  of  principal  and
             dollar-weighted          average   liquidity by investing primarily
             portfolio duration that does not   in short-term obligations issued
             vary  outside  of a band of plus   or   guaranteed   by  the   U.S.
             or minus  20%  from  that of the   Government,   its   agencies  or
             Lehman Brothers  Mortgage-Backed   instrumentalities.
             Securities   Index   (the   "LBM
             Index")  or   another   relevant
             index  approved  by the Board of
             Directors.

             BlackRock, Inc. ("BlackRock") is Accessor Capital directly the Money Manager of the invests the assets of the Portfolio. BlackRock uses Portfolio. Accessor Capital uses quantitative risk control quantitative analysis to methods to ensure that the maximize the Portfolio's yield.
             Portfolio's   overall  risk  and   The Portfolio  seeks to maintain
             duration characteristics are an average maturity of 90 days consistent with an appropriate or less, while maintaining
             benchmark.           BlackRock's   liquidity and maximizing current
             investment     philosophy    and   yield.
             process  centers around four key
             principles: controlled duration;
             relative  value sector  rotation
             and security selection; rigorous
             quantitative   analysis  to  the
             valuation  of   securities   and
             portfolios;  and quality  credit
             analysis.

             BlackRock's  Investment Strategy
             Committee  determines the firm's
             broad investment  strategy based
             on  macroeconomics   and  market
             trends,  as well as  input  from
             Risk   Management   and   Credit
             Committee         professionals.
             Portfolio      managers     then
             implement   this   strategy   by
             selecting    the   sectors   and
             securities   which   offer   the
             greatest  relative  value within
             the   parameters  of  investment
             guidelines

Principal    The principal risks of investing   The principal risks of investing
Investment   in the Portfolio include:          in the Portfolio include:
Risks
             Interest Rate Risk. Increases in   Interest    Rate    Risk.    The
             interest  rates  can  cause  the   Portfolio's  yield will vary and
             price  of  a  debt  security  to   is  expected to react to changes
             decrease.     The    price    of   in short-term interest rates.
             mortgage-related  securities may
             decrease  more  in  relation  to   Inflation  Risk:  Over time, the
             interest  rate   increases  than   real  value  of the  Portfolio's
             other debt securities.             yield    may   be    eroded   by
                                                inflation.
             Issuer-Specific  Risks.  Changes
             in the  financial  conditions of   Stable Net Asset Value: Although
             an issuer,  changes in  specific   the   U.S.    Government   Money
             economic or political conditions   Portfolio  seeks to preserve the
             that affect a particular issuer,   value  of  your   investment  at
             and changes in general  economic   $1.00 per share,  it is possible
             or  political   conditions   can   to lose  money by  investing  in
             adversely   affect   the  credit   the Portfolio.
             quality or value of an  issuer's
             securities.


--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                   PERFORMANCE

     The following tables illustrate changes in the performance of Advisor Class Shares of the Portfolios from year to year and compare the performance of Advisor Class Shares to the performance of a market index over time. As with all mutual funds, how the portfolios have performed in the past is not an indication of how they will perform in the future.

Intermediate Fixed-Income Portfolio
-----------------------------------


                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             4.26     9.53     -5.24     18.26    2.56    8.62     8.38



                               [Bar
                               Chart]



   Best Quarter:      2nd Q 1995 -- 6.13%
   Worst Quarter:     1st Q 1994 -- -3.53%



                      Average Annual Total Returns
                             As of 12/31/98
                   1 Year    5 Years     Life of
                   ------    -------     -------
                                         Fund*
 Intermediate
 Fixed-Income      8.38%     6.23%       6.87%
 Portfolio

 Lehman Brothers
 Government/
 Corporate Index   9.47%     7.30%       7.84%(1)

----------
  * From 6/15/92
(1) Index measured from July 1, 1992.

Short-Intermediate Fixed-Income Portfolio
-----------------------------------------

                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             4.12     5.63     -1.43     11.42    3.63    6.33     6.87



                               [Bar
                               Chart]


   Best Quarter:      1st Q 1995 -- 3.58%
   Worst Quarter:     1st Q 1994 -- -1.34%


                     Average Annual Total Returns
                            As of 12/31/98
                  1 Year    5 Years     Life of
                  ------    -------     -------
                                        Fund*
Short-Intermediate
Fixed-Income      6.87%     5.28%       5.46%
Portfolio

Lehman Brothers
Government/
Corporate 1-5     7.64%     6.23%       6.57%(2)
Year Index

----------
 * From 5/18/92
(2) Index measured from June 1, 1992.

Mortgage Securities Portfolio
-----------------------------

                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             3.93     7.26     -1.65     16.03    4.95    9.53     6.43



                               [Bar
                               Chart]



   Best Quarter:      1st Q 1995 -- 5.11%
   Worst Quarter:     1st Q 1994-- -1.21%


                      Average Annual Total Returns
                             As of 12/31/98
                   1 Year    5 Years     Life of
                   ------    -------     -------
                                         Fund*
 Mortgage
 Securities        6.43%     6.90%       6.91%
 Portfolio

 Lehman Brothers
 Mortgage-Backed
 Securities Index  6.97%     7.23%       7.30%(1)

----------
 * From 5/18/92
(1) Index measured from June 1, 1992.

U.S. Government Money Portfolio
-------------------------------

                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             2.40     2.81     3.70      5.33     4.78    5.07     5.00



                               [Bar
                               Chart]


   Best Quarter:      2nd Q 1995 -- 1.37%
   Worst Quarter:     2nd Q 1993-- 0.66%


                       Average Annual Total Returns
                              As of 12/31/98
                    1 Year     5 Years     Life of
                    ------     -------     -------
                                           Fund*
   U.S.
   Government       5.00%      4.77%       4.32%
   Money Portfolio

   90-day T-bill    _____%     _____%      ______%


   * From 4/9/92


The U.S. Government Money Portfolio's 7-day effective yield on 12/31/98 was 4.58%. For the Portfolio's current yield call toll-free (800) 759-3504.

                                    EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Portfolios.

Shareholder Fees(a)                                                       Portfolios(b)
                                                --------------------------------------------------------------------
                                                   Intermediate    Short-Intermediate   Mortgage      U.S. Government
                                                   Fixed-Income    Fixed-Income         Securities        Money


Maximum Sales Charge  imposed on Purchases (as a      None             None             None            None
% of offering price)
Maximum  Sales  Charge   imposed  on  Reinvested      None             None             None            None
Dividends
Maximum Deferred Sales Charge                         None             None             None            None
Check Redemption Fee (c)                              None             None             None            None
Exchange Fee                                          None             None             None            None

-------------------------------------------------

(a) Shares of the Portfolios are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(b) An annual maintenance fee of $25.00 may be charged by the Transfer Agent to each IRA Account with an aggregate balance of less than $10,000 on December 31 of each year.
(c) The Transfer Agent may charge a processing fee of $10.00 for each redemption check requested by a shareholder.

Fee Table                                                                  Portfolios
                                                --------------------------------------------------------------------
                                                 Intermediate    Short-Intermediate   Mortgage      U.S. Government
Annual Fund Operating Expenses                   Fixed-Income    Fixed-Income         Securities        Money
   (expenses deducted from a Portfolio's assets
   as a percentage of average daily net assets)

Management Fees (a)                                0.40%             0.40%             0.59%         0.25%
12b-1 Fees                                         None              None              None          None
Total Other Expenses                               0.33%             0.35%             0.29%         0.28%
Total Annual Portfolio Operating Expenses          0.73%             0.75%             0.88%         0.53%


(a) Management fees consist of the management fee paid to Accessor and the Money Manager fees paid to the Money Managers of the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios. Accessor Capital receives only the management fee and not a Money Manager fee for the U.S. Government Money Portfolio that it manages directly.

Expense Example: This example shows what an investor in Advisor Class Shares of a Portfolio could pay over time. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Advisor Class Shares of a Portfolio for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    Portfolios
             -------------------------------------------------------------------
             Intermediate      Short-Intermediate  Mortgage     U.S. Government
             Fixed-Income       Fixed-Income       Securities       Money

1 Year           $ 7                   $ 8          $ 9               $ 5
3 Years          $23                   $24          $28               $17
5 Years          $41                   $42          $49               $30
10 Years         $91                   $93         $108               $66

                       PORTFOLIO OBJECTIVES AND STRATEGIES

Intermediate Fixed-Income Portfolio

     Investment Objective. Seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Corporate Index or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Portfolio invests principally in debt securities with durations of between three and ten years and rated A or higher by Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's") or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Portfolio may invest in the following debt securities:

                       [bullet] U.S. government and agency bonds
                       [bullet] corporate bonds
                       [bullet] mortgage and asset backed securities

     Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Portfolio's objective. The Money Manager will attempt to equal or exceed the total return performance of the Lehman Brothers Government/Corporate Index (the "LBGC Index"). The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC Index is an unmanaged index of fixed-rate  government and corporate bonds rated investment grade or higher.
================================================================================

Short-Intermediate Fixed Income Portfolio

     Investment Objective. Seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Corporate 1-5 Year Index or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Portfolio invests principally in fixed-income securities with durations between two and five years and rated A or higher by S&P or Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Money Manager will attempt to equal or exceed the total return performance of the Lehman Brothers Government/Corporate 1-5 Year Index. The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC 1-5 Year Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher, all with maturities of one to five years.
================================================================================

================================================================================
Help box: Securities rated A or higher by S&P and Moody's are considered to be of "investment grade" and to have a strong capacity to pay interest and repay principal.
================================================================================

Mortgage Securities Portfolio.

     Investment Objective. Seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index") or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Portfolio invests principally in debt securities with durations of between three and ten years and rated A or higher by S&P or Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Portfolio may invest in the following debt securities:

                [bullet] U.S. government and agency mortgage backed securities [bullet] corporate bonds
                [bullet] mortgage backed securities

     Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Portfolio's objective. The Money Manager will attempt to equal or exceed the total return performance of the LBM Index. The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC Index is an unmanaged index of fixed-rate  securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Loan Mortgage Corporations (FHLMC) and Federal National Mortgage Association (FNMA).
================================================================================

U.S. Government Money Portfolio.

     Investment Objective. Seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Investment Strategies. The Portfolio follows industry guidelines concerning the quality and maturity of the Portfolio's investments. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of the Portfolio's total assets in fixed-income securities. The Portfolio may enter into repurchase agreements collateralized by U.S. Government securities.

     The U.S. Government Money Portfolio seeks to maintain a stable share par of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Portfolio.

All Portfolios

     In response to market, economic, political or other conditions, each Portfolio's Money Manager may adopt a temporary defensive position, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

     Each Portfolio is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Portfolios and may result in increased taxable distributions to shareholders.

     Each Portfolio's investment objective stated above is fundamental and may not be changed without shareholder approval.

                                 PRINCIPAL RISKS

     Many factors affect the performance of the Portfolios. Each Portfolio's yield and (except the U.S. Government Money Portfolio's) share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. Each Portfolio's reaction to these developments will be affected by the types, durations, and maturities of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the security types of that issuer. When you sell your shares of a Portfolio, they may be worth more or less than what you paid for them.

     The following factors may significantly affect each Portfolio's performance:

     Market Volatility. Individual securities are expected to fluctuate a response to issuers, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

     Company Risks. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Portfolio's holdings could have its credit downgraded or could default, which could affect the Portfolio's performance. The risk of a credit rating downgrade or default of U.S. Government securities, however, is considered remote,

     Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Prepayments on assets underlying mortgage or other asset backed securities held by a Portfolio can adversely affect those securities' yield and price. When interest rates fall, the U.S. Government Money Portfolio's yield will generally fall as well.

     Prepayment Risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

     Inflation Risk. The real value of the U.S. Government Money Market Portfolio's yield may be eroded by inflation over time. The Portfolio may underperform the bond and equity markets over time.

================================================================================
Help Box: Like other mutual funds, the Portfolios could be adversely affected by problems associated with the ability of computer systems to recognize the Year 2000.

Accessor Steps . . . Accessor Capital, as the manager transfer agent and administrator of Accessor Funds, has taken charge of ensuring that both Accessor Funds and Accessor Capital will be able to effectively operate on January 1, 2000. Accessor Capital has inventoried all computer systems, both hardware and software, and has sought certification from all critical third party vendors. Accessor Capital anticipates that Accessor Funds and Accessor Capital will be fully operational.
================================================================================

        MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS

     Management and Administration. Accessor Capital Management LP, 1420 Fifth Avenue, #3600 Seattle, Washington 98101, is the manager and administrator of the Portfolios. Accessor Capital develops the investment programs for the Portfolios, selects the Money Managers for the Portfolios, and monitors the performance of the Money Managers. In addition, Accessor Capital invests the assets of the U.S. Government Money Portfolio. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Portfolios either directly or through interaction with each Portfolio's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Portfolio. The SEC issued an exemptive order that allows the Fund to change a Portfolio's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and the Fund has notified the shareholders of the affected Portfolio within 60 days of the change.

     Each Portfolio pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of the Portfolio's average daily net assets:

                                            Management Fee to Accessor Capital
                                            (as a percentage of
         Portfolio                          average daily net assets)
         ---------                          -------------------------

         Intermediate Fixed-Income                  0.36%
         Short-Intermediate Fixed-Income            0.36%
         Mortgage Securities                        0.36%
         U.S. Government Money                      0.25%

     Each Portfolio has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Portfolios. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of each Portfolio, and (ii) a transaction fee of $.50 per transaction.

     Set forth below is information on each Portfolio's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Intermediate Fixed-Income and Short-Intermediate Fixed-Income

     Cypress Asset Management ("Cypress") became the Money Manager of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio on September 21, 1998. Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for day-to-day management and investment decisions and is assisted by Ms. Rosemary Brooks, Manager of Operations. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Ms. Brooks joined Cypress in January 1998. Prior to that, Ms. Brooks was owner of Brooks Finance, and a registered representative with H.D. Vest from June 1994 to July 1997.

     Cypress earns a management fee from each Portfolio calculated and paid quarterly that consists of a basic fee and a portfolio management fee. During the first five complete calendar quarters of management, the basic fee and the portfolio management fee are both equal to an annual rate of 0.02%, or 0.04%, of the Portfolio's average daily net assets.

     Before Cypress became the money manager of these Portfolios, Smith Barney Capital Management was the money manager of the Intermediate Fixed-Income Portfolio and Bankers Trust Company was the money manager of the Short-Intermediate Fixed-Income Portfolio. The former money managers each managed their Portfolio from inception in 1992 until April 30, 1998. Beginning on May 1, 1998, until September 21, 1998, when Cypress started, Accessor Capital invested the assets of these two Portfolios directly.

     The overall maximum fee for the first five complete calendar quarters payable to the former money managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%). Although each Portfolio has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% payable to Cypress during the first five calendar quarters of management, it is possible that in the future the fee could be modified. In no event, however, shall the maximum Money Manager fee payable by these Portfolios be greater than 0.15% during the first five complete calendar quarters, without a vote of the shareholders.

     Beginning with the sixth complete calendar quarter, Cypress will earn the basic fee described above and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which each Portfolio's performance exceeds or trails that of its respective Benchmark Index, the Lehman Brothers Government/Corporate Index (Intermediate Fixed-Income) and the Lehman Brothers Government/Corporate 1-5 Year Index (Short-Intermediate Fixed-Income) during the applicable measurement period based on the following schedule:

                 Average Annual
                 Performance                                          Total
                 Differential vs.            Annual                   Annual
   Basic Fee     Benchmark Index          Performance Fee              Fee
   ---------     ---------------          ---------------              ---

   0.02%         Less Than 0.35%             0.00%                    0.02%

                 Greater Than or
                 Equal to 0.35% and
                 Less than or Equal
                 to 0.50%                    0.05%                    0.07%

                 Greater Than 0.50% and
                 Less than or Equal          0.05% plus 1/2
                 to 0.70%                    (P-0.50%)*            Up to 0.17%

                 Greater Than 0.70%          0.15%                     0.17%
-------------
*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

     The measurement period from the sixth calendar quarter (2nd quarter 2000) through the 13th calendar quarter (2nd quarter 2002) of Cypress' management of each Portfolio, will be the entire period since the commencement of Cypress' management of each Portfolio, excluding the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (3rd quarter 2002) of Cypress' management of each Portfolio, the applicable measurement period will consist of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Cypress will receive a performance fee if either Intermediate Fixed Income Portfolio's or Short-Intermediate Fixed-Income Portfolio's performance either exceeds the Lehman Brothers Corporate Government Index or the Lehman Brother Corporate Government 1-5 Year Index, respectively, or trails the respective Index by no more than 0.35%. Under certain circumstances, Cypress may receive a performance fee even if a Portfolio's total return is negative.

Mortgage Securities Portfolio

     BlackRock is the Money Manager of the Mortgage Securities Portfolio. BlackRock is a registered investment adviser and is organized such that day-to-day management and investment decisions are made by a committee and no one person is primarily responsible for making recommendations to that committee.

     The Mortgage Securities Portfolio pays BlackRock a management fee that consists of a basic fee and a performance fee. The management fee is calculated and paid quarterly. The basic fee is equal to an annual rate of 0.07 % of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Mortgage Securities Portfolio's performance exceeds or trails that of the Lehman Brothers Mortgage-Backed Securities Index Value Index during the applicable measurement period based on the following schedule:


                 Average Annual
                 Performance                                          Total
                 Differential vs.            Annual                   Annual
   Basic Fee     Benchmark Index          Performance Fee              Fee
   ---------     ---------------          ---------------              ---

   0.07%         Greater Than or Equal
                 To 2.00%                     0.18%                   0.25%

                 Greater Than or
                 Equal To 0.50% and
                 Less Than 2.00%              0.16%                   0.23%

                 Greater Than or
                 Equal To 0.25% and
                 Less Than 0.50%              0.12%                   0.19%

                 Greater Than or
                 Equal To -025. and
                 Less Than 0.25%              0.08%                   0.15%

                 Greater Than -0.50% and
                 Less Than -0.25%             0.04%                   0.11%

                 Less Than or
                 Equal To -0.50%              0.00%                   0.07%

     The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, BlackRock will receive a performance fee if the Mortgage Securities Portfolio's performance either exceeds the Lehman Brothers Mortgage-Backed Securities Index or trails the Lehman Brothers Mortgage-Backed Securities Index by no more than 0.50%. Under certain circumstances, BlackRock may receive a performance fee even if the Mortgage Securities Portfolio's total return is negative.

U.S. Government Money Portfolio

     Accessor Capital directly invests the assets of the U.S. Government Money Portfolio. Accessor Capital receives no additional fee beyond its management fee, described above, for this service.

     Total Management Fees for Fiscal Year 1998. The Portfolios paid the following aggregate management fees in fiscal year 1998 to Accessor Capital and the Portfolio's Money Manager:

         Intermediate Fixed-Income Portfolio:                 $222,380
         Short-Intermediate Fixed-Income Portfolio:           $196,789
         Mortgage Securities Portfolio:                       $804,501
         U.S. Government Money Portfolio:                     $175,047

                             SHAREHOLDER INFORMATION

     This section contains information on how to purchase, exchange and redeem Advisor Class shares. Information regarding the Portfolios' dividend and distribution policies, as well as tax consequences of owning the Portfolios' shares, is also discussed.

     Advisor Class shares may be purchased directly from Accessor Funds at no charge or through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. These financial intermediaries may charge transaction, administrative or other fees to shareholders and may impose other limitations on buying, selling or transferring shares that are not described in this Prospectus. Some features of the Advisor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Purchasing Advisor Class Shares

     Investors purchase Advisor Class shares of the Portfolios at the net asset value per share (NAV). The NAV is calculated by adding the value of Portfolio assets attributable to Advisor Class shares, subtracting Portfolio liabilities attributable to the class, and dividing by the number of outstanding Advisor Class shares. The NAV is calculated each day that the New York Stock Exchange
(NYSE) is open for business. The Portfolios generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Portfolios.

     [graphic] Advisor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Short-term or excessive trading into and out of a Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Portfolio may reject any purchase orders, including exchanges, particularly from market timers or investors, who in the Money Manager's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Portfolio. For these purposes, the Money Manager may consider an investor's trading history in that Portfolio or other Portfolios, and accounts under common ownership or control.

     Where to Purchase Shares. Investors purchase Advisor Class shares from two primary sources:

     [graphic] directly from the Fund.

     [graphic] through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets.

     If Accessor Capital receives a purchase order for shares of U.S. Government Money Portfolio on any business day and the invested monies are wired before 9:00 a.m., Pacific time, the shareholder will be entitled to receive that day's dividend.

     Purchases from the Fund. Investors purchase Advisor Class shares directly from the Fund for no sales charge or commission. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

     [graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number noted on the check to

                  Accessor Funds, Inc.
                  P. 0. Box 1748
                  Seattle, WA 98111-9865

     [graphic] By Federal Funds Wire. Wire instructions are described on the account application.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] By Purchases In Kind. Under some circumstances, the Portfolios may accept securities as payment for Advisor Class shares. Such securities would be valued the same way the Portfolios' securities are valued. (See Valuation of Portfolio Securities, below.) See "Additional Purchase and Redemption Information" in the Statement of Additional Information.

Investment Minimums for Advisor Class Shares Purchased from the Fund.
---------------------------------------------------------------------

To Open an Account:     $5,000 per Portfolio, or

                        $10,000 aggregated across all Portfolios of the Fund.

To Add to an Account:   $1,000 per Portfolio, or

                        $2,000 aggregated across all the Portfolios of the Fund.

     Investment minimums for IRA/Roth IRA Accounts will differ. (See below.) Also, the Fund may accept smaller purchase amounts or reject any purchase order that it believes may disrupt the management of the Portfolios.

     For further information on purchasing Advisor Class shares, please contact Accessor Capital at (800) 759-3504.

     IRA/Roth IRA Accounts. Investors may purchase Advisor Class shares through an Individual or Roth Retirement Custodial Account Plan. IRA/Roth IRA Accounts with an aggregate balance of less than $10,000 across all Portfolios of the Fund are assessed a $25.00 fee on December 31 of each year.

Investment Minimums for an IRA/Roth IRA Account.
------------------------------------------------

To Open an Account:      $2,000 aggregated across all Portfolios of the Fund.

To Add to an Account:    $2,000 aggregated across all Portfolios of the Fund.

Copies of the IRA/Roth IRA Account Plan may be obtained from Accessor Capital at
(800) 759-3504.

Exchanging Advisor Class Shares

     Advisor Class shares may be exchanged for shares of any other Portfolio so long as shareholders meet the normal investment requirements of the other Portfolio. Shareholders should read the prospectus of any other Portfolio into which they are considering exchanging.

     Exchanges Through the Fund. The Fund does not currently charge fees on exchanges directly through the Fund. This exchange privilege may be modified or terminated at any time by the Fund upon 60 days' notice to shareholders. Exchanges may be made any of the following ways:

     [graphic] By Mail. Share exchange instructions may be mailed to Accessor
          Capital at P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Share exchange instructions may be faxed to Accessor
          Capital at (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may exchange shares between Portfolios by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     An exchange of shares into a different Portfolio is a redemption of shares and will be treated as a sale for tax purposes.

     You should contact your Financial Intermediary directly to make exchanges. Your Financial Intermediary may charge additional fees for these transactions.

Redemption of Portfolio Shares

     Investors may request to redeem Advisor Class shares on any day that the NYSE is open for business. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from the Fund in any of the following ways:

     [graphic] By Mail. Redemption requests may be mailed to Accessor Capital at
          P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Redemption requests may be faxed to Accessor Capital at
          (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check.

     [graphic] Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.

     Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

     Large redemptions may disrupt the management and performance of the Portfolios. Each Portfolio reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Portfolio determines that the redemption amount will disrupt the Portfolio's operation or performance. If you redeem more than $250,000 worth of a Portfolio's shares within any 90-day period, the Portfolio reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities.

     Systematic Withdrawal Plan. Shareholders may request an automatic, monthly redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from the Fund and must be received by the Fund ten calendar days before the first scheduled withdrawal date. Systematic Withdrawal may be discontinued at any time by a shareholder or the Fund.

     Low Account Balances. The Fund may redeem any accounts with balances of less than $500 per Portfolio or less than $2,000 in aggregate across the Portfolios if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

     In the event of an emergency as determined by the Fund, the Fund may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Portfolio, the Portfolio may pay a redemption in whole or in part by a distribution in kind of securities from the Portfolio.

Dividends and Distributions

     Dividends. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long- and short-term capital gains. The Board of Directors presently intends to declare dividends on the following schedule:

Portfolio                           Declared                   Payable
---------                           --------                   -------

U.S. Government Money               Daily                      1st business day
                                                               following end of
                                                               calendar quarter

Intermediate Fixed-Income           Monthly, on last           1st business day
Short-Intermediate Fixed-Income     business day of            following end of
Mortgage Securities                 month                      calendar quarter

     Other Distributions. The Board of Directors intends to declare capital gains distributions annually, generally in mid-December. To satisfy distribution requirements, however, Portfolios may also declare special year-end dividend and capital gains distributions during the months of October, November or December. Such distributions, if received by shareholders by January 31 of the following year, are deemed to have been paid by Portfolios and received by shareholders on December 31.

     Automatic Reinvestment of Dividends and Distributions. All dividends and distributions of Advisor Class shares will be automatically reinvested in additional shares of Advisor Class shares of the Portfolio paying the dividend or distribution unless shareholders elect to receive them in cash. Shareholders may alternatively choose to invest dividends or distributions in Advisor Class shares of any other Portfolio of the Fund.

Valuation of Portfolio Securities

     The Portfolios generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized costs and securities for which market quotations are not readily available are valued at fair value. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

Taxation

     Generally, dividends and short-term capital gains distributions that shareholders receive from the Portfolios are taxable as ordinary income. Distributions of other net capital gains are taxable as capital gains. Capital gains taxes on distributions ordinarily depend upon the length of time Portfolios hold securities, not the length of time shareholders own Portfolio shares or whether shareholders reinvest distributions or receive them in cash.

     At the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and distributions paid by the Portfolios during the preceding year. Portfolios may be required to withhold and remit to the United States Treasury 31 % of all taxable dividends, distributions and redemption proceeds payable to shareholders who have not provided the Portfolio with a taxpayer identification number. Shareholders should consult a tax adviser for further information regarding the federal, state and local tax consequences of an investment in the Advisor Class shares of the Fund.

                              FINANCIAL HIGHLIGHTS
                      [To be filed by subsequent amendment]

                                   APPENDIX A
                             DESCRIPTION OF INDICES

     The following information as to each index has been supplied by the respective preparer of the index or has been obtained from other publicly-available information.

Lehman Brothers Government/Corporate Index (Intermediate Fixed-Income Portfolio) Lehman Brothers Government/Corporate 1-5 Year Index (Short-Intermediate Fixed-
     Income Portfolio)
Lehman Brothers Mortgage-Backed Securities Index  (Mortgage Securities
     Portfolio)

     The Lehman Brothers Bond Indices include fixed-rate debt issues rated investment grade or higher by Moody's, S&P, or Fitch Investors Service, Inc. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

     The Lehman Brothers Government/Corporate Index is made up of the Government and Corporate Bond Indices.

     The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the United States Treasury, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Government Bond Index also includes the 1-3 Year Government Index, composed of Agency and Treasury securities with maturities of one to three years, and the 20 Year Treasury Index, comprising Treasury issues with 20 years or more to maturity.

     The Corporate Bond Index includes all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

     The 1-5 Year Government/Corporate Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

     The Mortgage-Backed Securities Index covers all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Graduated Payment Mortgages (GPMs) are included, but Graduated Equity Mortgages (GEMs) are not.

[Back Cover]

Shareholder Reports. The Fund publishes Annual and Semi-Annual Reports, which contain information about each Portfolio's recent performance, including:

     [bullet] management's discussion about recent market conditions, economic trends and portfolio strategies that affected the Portfolio's performance over the recent period
     [bullet] Portfolio performance data and financial statements
     [bullet] Portfolio holdings

Statement of Additional Information. The SAI contains more detailed information about the Fund and each Portfolio. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

A free copy of the Fund's Annual Report, Semi-Annual Report and SAI are available by contacting Accessor Capital at 1-800-759-3504 or by visiting Accessor Capital's web site at www.accessor.com.

================================================================================
Help Box: Shareholder Reports, SAIs and other information are available for your financial intermediary or from

                  Accessor Capital Management LP
                  1420 Fifth Street, #3600
                  Seattle, Washington 98101
                  800-759-3504
                  206-224-7420

                  web site:  www.accessor.com

                  Securities and Exchange Commission
                  Washington, DC  20549-6009
                  800-SEC-0330 (Public Reference Section)

                  web site:  www.sec.gov

                  You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.
================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

         SEC file number: 811-06337.

[FRONT COVER]
ACCESSOR(R) FUNDS, INC.
[LOGO]
Fixed-Income Portfolios
Investor Class Shares



         Intermediate Fixed-Income Portfolio
         Short-Intermediate Fixed-Income Portfolio
         Mortgage Securities Portfolio
         U.S. Government Money Portfolio







Prospectus  May 1, 1999
























The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

These Portfolios are:

                                        ----------------------------------------
[bullet]series of Accessor Funds, Inc.  Diversification is the spreading of risk
        (the  "Fund")  and part of the  among  a  group  of  investment  assets.
        Accessor   family   of  mutual  Within a  portfolio  of bonds,  it means
        funds, currently eight reducing the risk of any individual bond portfolios, each with two by holding bonds from a variety of classes of shares, that offer companies. In a broader context, investors a variety of diversification means investing among a fixed-income and equity mutual variety of securities to reduce the
        funds.                          importance  of any one  type or class of
                                        security.
[bullet]intended  to work  together to
        help investors realize the Asset allocation is a logical extension benefits of asset allocation of the principle of diversification. It
        and diversification.            is a method of mixing uncorrelated asset
                                        classes  in  precise   combinations   to
[bullet]managed  and  administered  by  optimize returns and reduce risks.
        Accessor  Capital   Management
        L.P. ("Accessor Capital").      Diversification  and asset allocation do
                                        not,   however,   guarantee   investment
[bullet]sub-advised  by Money Managers  results.
        ("Money   Managers")  who  are  ----------------------------------------
        selected  and   supervised  by
        Accessor  Capital  (other than
        the  U.S.   Government   Money
        Portfolio   which  is  advised
        directly by Accessor Capital).

                                TABLE OF CONTENTS


SUMMARY........................................................................4
PERFORMANCE....................................................................6
EXPENSES.......................................................................8
PORTFOLIO OBJECTIVES AND STRATEGIES...........................................10
PRINICIPAL RISKS..............................................................12
MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE
PORTFOLIOS....................................................................13
SHAREHOLDER INFORMATION.......................................................16
FINANCIAL HIGHLIGHTS..........................................................23
APPENDIX A....................................................................24

                                     SUMMARY


Investment   The  Intermediate   Fixed-Income   The           Short-Intermediate
Objective    Portfolio  seeks  generation  of   Fixed-Income   Portfolio   seeks
and          current   income  by   investing   preservation   of  capital   and
Principle    primarily    in     fixed-income   generation of current  income by
Strategies   securities   with  durations  of   investing      primarily      in
             between  three and ten years and   fixed-income   securities   with
             a    dollar-weighted     average   durations  of  between  one  and
             portfolio duration that does not   five years and a dollar-weighted
             vary  more or less than 20% from   average portfolio  duration that
             that  of  the  Lehman   Brothers   does not vary  more or less than
             Government/Corporate   Index  or   20%  from  that  of  the  Lehman
             another  relevant index approved   Brothers    Government/Corporate
             by the Board of Directors.         1-5  Year   Index   or   another
                                                relevant  index  approved by the
                                                Board of Directors.

             Cypress Asset Management Cypress is the Money Manager of ("Cypress") is the Money Manager the Portfolio. Cypress uses of the Portfolio. Cypress uses quantitative analysis and risk quantitative analyses and risk control methods to ensure that control methods to ensure that the Portfolio's overall risk and the Portfolio's overall risk and duration characteristics are duration characteristics are consistent with the Lehman consistent with the Lehman Brothers Government/ Corporate Brothers Government/ Corporate 1-5 Year Index. Cypress seeks to
             Index.  The  Portfolio  seeks to   enhance        returns        by
             enhance        returns        by   systematically overweighting its
             systematically overweighting its investment in the corporate investment in the corporate sector as compared to the Index. sector as compared to the Index. The Portfolio also seeks to The Portfolio also seeks to enhance returns by purchasing enhance returns by purchasing odd lot securities and by odd lot securities and by investing in undervalued
             investing     in     undervalued   securities.
             securities.

Principal    The principal risks of investing   The principal risks of investing
Investment   in the Portfolio include:          in the Portfolio include:
Risks
             Interest Rate Risk. Increases in   Interest Rate Risk. Increases in
             interest  rates  can  cause  the   interest  rates  can  cause  the
             price  of  a  debt  security  to   price  of  a  debt  security  to
             decrease.                          decrease.

             Company  Risk.  Changes  in  the   Company  Risk.  Changes  in  the
             financial condition of an financial condition of an issuer, changes in specific issuer, changes in specific economic or political conditions economic or political conditions that affect a particular issuer, that affect a particular issuer, and changes in general economic and changes in general economic or political conditions can or political conditions can adversely affect the credit adversely affect the credit quality or value of an issuer's quality or value of an issuer's
             securities.                        securities.


--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                     SUMMARY


Investment   Mortgage  Securities   Portfolio   U.S. Government Money Portfolio
Objective    The     Mortgage      Securities
and          portfolio  seeks  generation  of   The   U.S.    Government   Money
Principle    current   income  by   investing   Portfolio  seeks maximum current
Strategies   primarily  in   mortgage-related   income   consistent   with   the
             securities   with  an  aggregate   preservation  of  principal  and
             dollar-weighted          average   liquidity by investing primarily
             portfolio duration that does not   in short-term obligations issued
             vary  outside  of a band of plus   or   guaranteed   by  the   U.S.
             or minus  20%  from  that of the   Government,   its   agencies  or
             Lehman Brothers  Mortgage-Backed   instrumentalities.
             Securities   Index   (the   "LBM
             Index")  or   another   relevant
             index  approved  by the Board of
             Directors.

             BlackRock, Inc. ("BlackRock") is Accessor Capital directly the Money Manager of the invests the assets of the Portfolio. BlackRock uses Portfolio. Accessor Capital uses quantitative risk control quantitative analysis to methods to ensure that the maximize the Portfolio's yield.
             Portfolio's   overall  risk  and   The Portfolio  seeks to maintain
             duration characteristics are an average maturity of 90 days consistent with an appropriate or less, while maintaining
             benchmark.           BlackRock's   liquidity and maximizing current
             investment     philosophy    and   yield.
             process  centers around four key
             principles: controlled duration;
             relative  value sector  rotation
             and security selection; rigorous
             quantitative   analysis  to  the
             valuation  of   securities   and
             portfolios;  and quality  credit
             analysis.

             BlackRock's  Investment Strategy
             Committee  determines the firm's
             broad investment  strategy based
             on  macroeconomics   and  market
             trends,  as well as  input  from
             Risk   Management   and   Credit
             Committee         professionals.
             Portfolio      managers     then
             implement   this   strategy   by
             selecting    the   sectors   and
             securities   which   offer   the
             greatest  relative  value within
             the   parameters  of  investment
             guidelines

Principal    The principal risks of investing   The principal risks of investing
Investment   in the Portfolio include:          in the Portfolio include:
Risks
             Interest Rate Risk. Increases in   Interest    Rate    Risk.    The
             interest  rates  can  cause  the   Portfolio's  yield will vary and
             price  of  a  debt  security  to   is  expected to react to changes
             decrease.     The    price    of   in short-term interest rates.
             mortgage-related  securities may
             decrease  more  in  relation  to   Inflation  Risk:  Over time, the
             interest  rate   increases  than   real  value  of the  Portfolio's
             other debt securities.             yield    may   be    eroded   by
                                                inflation.
             Issuer-Specific  Risks.  Changes
             in the  financial  conditions of   Stable Net Asset Value: Although
             an issuer,  changes in  specific   the   U.S.    Government   Money
             economic or political conditions   Portfolio  seeks to preserve the
             that affect a particular issuer,   value  of  your   investment  at
             and changes in general  economic   $1.00 per share,  it is possible
             or  political   conditions   can   to lose  money by  investing  in
             adversely   affect   the  credit   the Portfolio.
             quality or value of an  issuer's
             securities.


--------------------------------------------------------------------------------
An investment in the Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                                   PERFORMANCE

     The following tables illustrate changes in the performance of Advisor Class Shares of the Portfolios from year to year and compare the performance of Advisor Class Shares to the performance of a market index over time. The performance does not reflect certain fees and expenses of Investor Class Shares, which, if reflected, would result in lower performance for the periods shown. As with all mutual funds, how the Portfolios have performed in the past is not an indication of how they will perform in the future.

Intermediate Fixed-Income Portfolio
-----------------------------------


                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             4.26     9.53     -5.24     18.26    2.56    8.62     8.38



                               [Bar
                               Chart]


   Best Quarter:      2nd Q 1995 -- 6.13%
   Worst Quarter:     1st Q 1994-- -3.53%


                     Average Annual Total Returns
                            As of 12/31/98
                  1 Year    5 Years     Life of
                  ------    -------     -------
                                        Fund*
Intermediate
Fixed-Income      8.38%     6.23%       6.87%
Portfolio

Lehman Brothers
Government/
Corporate Index   9.47%     7.30%       7.84%(1)

----------
* From 6/15/92
(1) Index measured from July 1, 1992.



Short-Intermediate Fixed-Income Portfolio
-----------------------------------------

                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             4.12     5.63     -1.43     11.42    3.63    6.33     6.87



                               [Bar
                               Chart]


   Best Quarter:      1st Q 1995 -- 3.58%
   Worst Quarter:     1st Q 1994-- -1.34%



                     Average Annual Total Returns
                            As of 12/31/98
                  1 Year    5 Years     Life of
                  ------    -------     -------
                                        Fund*
Short-Intermediate
Fixed-Income      6.87%     5.28%       5.46%
Portfolio

Lehman Brothers
Government/
Corporate 1-5     7.64%     6.23%       6.57%(2)
Year Index

----------
 * From 5/18/92
(2) Index measured from June 1, 1992.

Mortgage Securities Portfolio

                              Year by Year Total Returns

Calendar
Year        1992     1993     1994      1995     1996    1997     1998
----        ----     ----     ----      ----     ----    ----     ----
             3.93     7.26     -1.65     16.03    4.95    9.53     6.43



                               [Bar
                               Chart]

   Best Quarter:      1st Q 1995 -- 5.11%
   Worst Quarter:     1st Q 1994-- -1.21%




                      Average Annual Total Returns
                             As of 12/31/98
                   1 Year    5 Years     Life of
                   ------    -------     -------
                                         Fund*
 Mortgage
 Securities        6.43%     6.90%       6.91%
 Portfolio

 Lehman Brothers
 Mortgage-Backed
 Securities Index  6.97%     7.23%       7.30%(1)

----------
 * From 5/18/92
(1) Index measured from June 1, 1992.


U.S. Government Money Portfolio
-------------------------------

                              Year by Year Total Returns

Calendar
Year         1992     1993     1994      1995     1996    1997     1998
----         ----     ----     ----      ----     ----    ----     ----
             2.40     2.81     3.70      5.33     4.78    5.07     5.00



                               [Bar
                               Chart]
   Best Quarter:      2nd Q 1995 -- 1.37%
   Worst Quarter:     2nd Q 1993 -- 0.66%


                    Average Annual Total Returns
                           As of 12/31/98
                 1 Year     5 Years     Life of
                 ------     -------     -------
                                        Fund*
U.S.
Government       5.00%      4.77%       4.32%
Money Portfolio

90-day T-bill    _____%     _____%      ______%


----------
 * From 4/9/92


The U.S. Government Money Portfolio's 7-day yield on 12/31/98 was 4.58%. For the Portfolio's current yield call toll-free (800) 759-3504.

                                    EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Portfolios.

Shareholder Fees(a)                                                       Portfolios(b)
                                                --------------------------------------------------------------------
                                                                Short-Intermediate                 U.S. Government
                                                  Intermediate     Fixed-Income       Mortgage          Money
                                                  Fixed-Income                       Securities
Maximum Sales Charge  imposed on Purchases (as a  None           None                None          None
% of offering price)
Maximum  Sales  Charge   imposed  on  Reinvested  None           None                None          None
Dividends
Maximum Deferred Sales Charge (Load)              None           None                None          None
Check Redemption Fee (c)                          None           None                None          None
Exchange Fee                                      None           None                None          None

-------------------------------------------------
(a) Shares of the Portfolios are expected to be sold primarily through financial intermediaries, which may charge shareholders a fee. Such fees are not included in the tables.
(b) An annual maintenance fee of $25.00 may be charged by the Transfer Agent to each IRA Account with an aggregate balance of less than $10,000 on December 31 of each year.
(c) The Transfer Agent may charge a processing fee of $10.00 for each redemption check requested by a shareholder.

Fee Table                                                                  Portfolios
                                                --------------------------------------------------------------------
Annual Fund Operating Expenses                    Intermediate     Short-Intermediate     Mortgage      U.S. Government
   (expenses deducted from a Portfolio's assets   Fixed-Income     Fixed-Income           Securities      Money
   as a  percentage of average daily net assets)

Management Fees (a)                               0.40%                 0.40%              0.59%          0.25%
Distribution (12b-1) Fees and Shareholder
 Servicing Fees(b)                                0.25%                 0.25%              0.25%          0.25%
Other Expenses                                    0.33%                 0.35%              0.29%          0.28%
      Administrative Services Fee(c)              0.25%                 0.25%              0.25%          0.25%
Total Other Expenses                              0.58%                 0.60%              0.54%          0.53%
Total Annual Portfolio Operating Expenses         1.23%                 1.25%              1.38%          1.03%

-------------------------------------------------
(a) Management fees consist of the management fee paid to Accessor and the Money Manager fees paid to the Money Managers of the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios. Accessor Capital receives only the management fee and not a Money Manager fee for the U. S. Government Money Portfolio that it manages directly.
(b) The combination of the fees paid pursuant to the Distribution Plan and the Shareholder Service Plan for each Portfolio may be no more than 0.25% of the annual net assets attributable to that Portfolio's Investor Class Shares.
(c) Pursuant to the Administrative Services Plan, the Fund may pay financial intermediaries who have entered into arrangements with the Fund up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Portfolios.

Expense Example: This example shows what an investor in Investor Class Shares of a Portfolio could pay over time. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Investor Class Shares of a Portfolio for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee per transaction for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                        Portfolios
           --------------------------------------------------------------------
              Intermediate     Short-Intermediate  Mortgage    U.S. Government
              Fixed-Income        Fixed-Income     Securities        Money

1 Year             $13                   $13          $14               $11
3 Years            $39                   $40          $44               $33
5 Years            $68                   $69          $76               $57
10 Years          $149                  $151         $166              $126

                       PORTFOLIO OBJECTIVES AND STRATEGIES

Intermediate Fixed-Income Portfolio

     Investment Objective. Seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Corporate Index or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Portfolio invests principally in debt securities with durations of between three and ten years and rated A or higher by Standard & Poor's ("S&P") or Moody's Investors Services, Inc. ("Moody's") or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Portfolio may invest in the following debt securities:

                        [bullet] U.S. government and agency bonds
                        [bullet] corporate bonds
                        [bullet] mortgage and asset backed securities

     Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Portfolio's objective. The Money Manager will attempt to equal or exceed the total return performance of the Lehman Brothers Government/Corporate Index (the "LBGC Index"). The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC Index is an unmanaged index of fixed-rate  government and corporate bonds rated investment grade or higher.
================================================================================

Short-Intermediate Fixed Income Portfolio

     Investment Objective. Seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Corporate 1-5 Year Index or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Portfolio invests principally in fixed-income securities with durations between two and five years and rated A or higher by S&P or Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Money Manager will attempt to equal or exceed the total return performance of the Lehman Brothers Government/Corporate 1-5 Year Index. The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC 1-5 Year Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher, all with maturities of one to five years.
================================================================================

================================================================================
Help box: Securities rated A or higher by S&P and Moody's are considered to be of "investment grade" and to have a strong capacity to pay interest and repay principal.
================================================================================

Mortgage Securities Portfolio.

     Investment Objective. Seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index") or another relevant index approved by the Board of Directors.

     Investment Strategies. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and ten years. The Portfolio invests principally in debt securities with durations of between three and ten years and rated A or higher by S&P or Moody's or determined to be of equivalent quality by the Money Manager or Accessor Capital at the time of purchase. The Portfolio may invest in the following debt securities:

                [bullet] U.S. government and agency mortgage backed securities [bullet] corporate bonds
                [bullet] mortgage backed securities

     Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Portfolio's objective. The Money Manager will attempt to equal or exceed the total return performance of the LBM Index. The Portfolio may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

================================================================================
Help Box: The LBGC Index is an unmanaged index of fixed-rate  securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Loan Mortgage Corporations (FHLMC) and Federal National Mortgage Association (FNMA).
================================================================================

U.S. Government Money Portfolio.

     Investment Objective. Seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Investment Strategies. The Portfolio follows industry guidelines concerning the quality and maturity of the Portfolio's investments. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days. The Portfolio seeks to achieve its objective by investing at least 65% and generally more than 80% of the Portfolio's total assets in fixed-income securities. The Portfolio may enter into repurchase agreements collateralized by U.S. Government securities.

     The U.S. Government Money Portfolio seeks to maintain a stable share par of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Portfolio.

All Portfolios

     In response to market, economic, political or other conditions, each Portfolio's Money Manager may adopt a temporary defensive position, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

     Each Portfolio is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Portfolios and may result in increased taxable distributions to shareholders.

     Each Portfolio's investment objective stated above is fundamental and may not be changed without shareholder approval.

                                 PRINCIPAL RISKS

     Many factors affect the performance of the Portfolios. Each Portfolio's yield and (except the U.S. Government Money Portfolio's) share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. Each Portfolio's reaction to these developments will be affected by the types, durations, and maturities of the securities in which the Portfolio invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Portfolio's level of investment in the security types of that issuer. When you sell your shares of a Portfolio, they may be worth more or less than what you paid for them.

     The following factors may significantly affect each Portfolio's performance:

     Market Volatility. Individual securities are expected to fluctuate a response to issuers, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

     Company Risks. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Portfolio's holdings could have its credit downgraded or could default, which could affect the Portfolio's performance. The risk of a credit rating downgrade or default of U.S. Government securities, however, is considered remote,

     Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Prepayments on assets underlying mortgage or other asset backed securities held by a Portfolio can adversely affect those securities' yield and price. When interest rates fall, the U.S. Government Money Portfolio's yield will generally fall as well.

     Prepayment Risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

     Inflation Risk. The real value of the U.S. Government Money Market Portfolio's yield may be eroded by inflation over time. The Portfolio may underperform the bond and equity markets over time.

================================================================================
Help Box: Like other mutual funds, the Portfolios could be adversely affected by problems associated with the ability of computer systems to recognize the Year 2000.

Accessor Steps . . . Accessor Capital, as the manager transfer agent and administrator of Accessor Funds, has taken charge of ensuring that both Accessor Funds and Accessor Capital will be able to effectively operate on January 1, 2000. Accessor Capital has inventoried all computer systems, both hardware and software, and has sought certification from all critical third party vendors. Accessor Capital anticipates that Accessor Funds and Accessor Capital will be fully operational.
================================================================================

        MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE OF THE PORTFOLIOS

     Management and Administration. Accessor Capital Management LP, 1420 Fifth Avenue, #3600 Seattle, Washington 98101, is the manager and administrator of the Portfolios. Accessor Capital develops the investment programs for the Portfolios, selects the Money Managers for the Portfolios, and monitors the performance of the Money Managers. In addition, Accessor Capital invests the assets of the U.S. Government Money Portfolio. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Portfolios either directly or through interaction with each Portfolio's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Portfolio. The SEC issued an exemptive order that allows the Fund to change a Portfolio's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and the Fund has notified the shareholders of the affected Portfolio within 60 days of the change.

     Each Portfolio pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of the Portfolio's average daily net assets:

                                            Management Fee to Accessor Capital
                                            (as a percentage of
         Portfolio                          average daily net assets)
         ---------                          -------------------------

         Intermediate Fixed-Income                  0.36%
         Short-Intermediate Fixed-Income            0.36%
         Mortgage Securities                        0.36%
         U.S. Government Money                      0.25%

     Each Portfolio has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Portfolios. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of each Portfolio, and (ii) a transaction fee of $.50 per transaction.

     Set forth below is information on each Portfolio's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Intermediate Fixed-Income and Short-Intermediate Fixed-Income

     Cypress Asset Management ("Cypress") became the Money Manager of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio on September 21, 1998. Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for day-to-day management and investment decisions and is assisted by Ms. Rosemary Brooks, Manager of Operations. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Ms. Brooks joined Cypress in January 1998. Prior to that, Ms. Brooks was owner of Brooks Finance, and a registered representative with H.D. Vest from June 1994 to July 1997.

     Cypress earns a management fee from each Portfolio calculated and paid quarterly that consists of a basic fee and a portfolio management fee. During the first five complete calendar quarters of management, the basic fee and the portfolio management fee are both equal to an annual rate of 0.02%, or 0.04%, of the Portfolio's average daily net assets.

     Before Cypress became the money manager of these Portfolios, Smith Barney Capital Management was the money manager of the Intermediate Fixed-Income Portfolio and Bankers Trust Company was the money manager of the Short-Intermediate Fixed-Income Portfolio. The former money managers each managed their Portfolio from inception in 1992 until April 30, 1998. Beginning on May 1, 1998, until September 21, 1998, when Cypress started, Accessor Capital invested the assets of these two Portfolios directly.

     The overall maximum fee for the first five complete calendar quarters payable to the former money managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%). Although each Portfolio has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% payable to Cypress during the first five calendar quarters of management, it is possible that in the future the fee could be modified. In no event, however, shall the maximum Money Manager fee payable by these Portfolios be greater than 0.15% during the first five complete calendar quarters, without a vote of the shareholders.

     Beginning with the sixth complete calendar quarter, Cypress will earn the basic fee described above and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which each Portfolio's performance exceeds or trails that of its respective Benchmark Index, the Lehman Brothers Government/Corporate Index (Intermediate Fixed-Income) and the Lehman Brothers Government/Corporate 1-5 Year Index (Short-Intermediate Fixed-Income) during the applicable measurement period based on the following schedule:

                 Average Annual
                 Performance                                          Total
                 Differential vs.            Annual                   Annual
   Basic Fee     Benchmark Index          Performance Fee              Fee
   ---------     ---------------          ---------------              ---

   0.02%         Less Than 0.35%             0.00%                    0.02%

                 Greater Than or
                 Equal to 0.35% and
                 Less than or Equal
                 to 0.50%                    0.05%                    0.07%

                 Greater Than 0.50% and
                 Less than or Equal          0.05% plus 1/2
                 to 0.70%                    (P-0.50%)*            Up to 0.17%

                 Greater Than 0.70%          0.15%                     0.17%
-------------
*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

     The measurement period from the sixth calendar quarter (2nd quarter 2000) through the 13th calendar quarter (2nd quarter 2002) of Cypress' management of each Portfolio, will be the entire period since the commencement of Cypress' management of each Portfolio, excluding the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (3rd quarter 2002) of Cypress' management of each Portfolio, the applicable measurement period will consist of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, Cypress will receive a performance fee if either Intermediate Fixed Income Portfolio's or Short-Intermediate Fixed-Income Portfolio's performance either exceeds the Lehman Brothers Corporate Government Index or the Lehman Brother Corporate Government 1-5 Year Index, respectively, or trails the respective Index by no more than 0.35%. Under certain circumstances, Cypress may receive a performance fee even if a Portfolio's total return is negative.

Mortgage Securities Portfolio

     BlackRock is the Money Manager of the Mortgage Securities Portfolio. BlackRock is a registered investment adviser and is organized such that day-to-day management and investment decisions are made by a committee and no one person is primarily responsible for making recommendations to that committee.

     The Mortgage Securities Portfolio pays BlackRock a management fee that consists of a basic fee and a performance fee. The management fee is calculated and paid quarterly. The basic fee is equal to an annual rate of 0.07 % of the Portfolio's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Mortgage Securities Portfolio's performance exceeds or trails that of the Lehman Brothers Mortgage-Backed Securities Index Value Index during the applicable measurement period based on the following schedule:


                 Average Annual
                 Performance                                          Total
                 Differential vs.            Annual                   Annual
   Basic Fee     Benchmark Index          Performance Fee              Fee
   ---------     ---------------          ---------------              ---

   0.07%         Greater Than or Equal
                 To 2.00%                     0.18%                   0.25%

                 Greater Than or
                 Equal To 0.50% and
                 Less Than 2.00%              0.16%                   0.23%

                 Greater Than or
                 Equal To 0.25% and
                 Less Than 0.50%              0.12%                   0.19%

                 Greater Than or
                 Equal To -025. and
                 Less Than 0.25%              0.08%                   0.15%

                 Greater Than -0.50% and
                 Less Than -0.25%             0.04%                   0.11%

                 Less Than or
                 Equal To -0.50%              0.00%                   0.07%

     The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

     Under the performance fee formula, BlackRock will receive a performance fee if the Mortgage Securities Portfolio's performance either exceeds the Lehman Brothers Mortgage-Backed Securities Index or trails the Lehman Brothers Mortgage-Backed Securities Index by no more than 0.50%. Under certain circumstances, BlackRock may receive a performance fee even if the Mortgage Securities Portfolio's total return is negative.

U.S. Government Money Portfolio

     Accessor Capital directly invests the assets of the U.S. Government Money Portfolio. Accessor Capital receives no additional fee beyond its management fee, described above, for this service.

     Total Management Fees for Fiscal Year 1998. The Portfolios paid the following aggregate management fees in fiscal year 1998 to Accessor Capital and the Portfolio's Money Manager:

         Intermediate Fixed-Income Portfolio:                 $222,380
         Short-Intermediate Fixed-Income Portfolio:           $196,789
         Mortgage Securities Portfolio:                       $804,501
         U.S. Government Money Portfolio:                     $175,047

                             SHAREHOLDER INFORMATION

     This section contains information on how to purchase, exchange and redeem Investor Class shares. Information regarding the Portfolios' dividend and distribution policies, as well as tax consequences of owning the Portfolios' shares, is also discussed.

     Investor Class shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution, shareholder services and/or administrative services. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Purchasing Investor Class Shares

     Investors purchase Investor Class shares of the Portfolios at the net asset value per share (NAV). The NAV is calculated by adding the value of Portfolio assets attributable to Investor Class shares, subtracting Portfolio liabilities attributable to the class, and dividing by the number of outstanding Investor Class shares. The NAV is calculated each day that the New York Stock Exchange
(NYSE) is open for business. The Portfolios generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Portfolios.

     [graphic] Investor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Short-term or excessive trading into and out of a Portfolio may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Portfolio may reject any purchase orders, including exchanges, particularly from market timers or investors, who in the Money Manager's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Portfolio. For these purposes, the Money Manager may consider an investor's trading history in that Portfolio or other Portfolios, and accounts under common ownership or control.

     Where to Purchase Shares. Investors purchase Investor Class shares from two primary sources:

     [graphic] directly from the Fund.

     [graphic] through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets.

If Accessor Capital receives a purchase order for shares of U.S. Government Money Portfolio on any business day and the invested monies are wired before 9:00 a.m., Pacific time, the shareholder will be entitled to receive that day's dividend.

     Purchases from the Fund. Investors purchase Investor Class shares directly from the Fund for no sales charge or commission. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

     [graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number noted on the check to

                  Accessor Funds, Inc.
                  P. 0. Box 1748
                  Seattle, WA 98111-9865

     [graphic] By Federal Funds Wire. Wire instructions are described on the account application.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     [graphic] By Purchases In Kind. Under some circumstances, the Portfolios may accept securities as payment for Investor Class shares. Such securities would be valued the same way the Portfolios' securities are valued. (See Valuation of Portfolio Securities, below.) See "Additional Purchase and Redemption Information" in the Statement of Additional Information.

Investment Minimums for Investor Class Shares Purchased from the Fund.
---------------------------------------------------------------------

To Open an Account:     $5,000 per Portfolio, or

                        $10,000 aggregated across all Portfolios of the Fund.

To Add to an Account:   $1,000 per Portfolio, or

                        $2,000 aggregated across all the Portfolios of the Fund.

     Investment minimums for IRA/Roth IRA Accounts will differ. (See below.) Also, the Fund may accept smaller purchase amounts or reject any purchase order that it believes may disrupt the management of the Portfolios.

     For further information on purchasing Investor Class shares, please contact Accessor Capital at (800) 759-3504.

     IRA/Roth IRA Accounts. Investors may purchase Investor Class shares through an Individual or Roth Retirement Custodial Account Plan. IRA/Roth IRA Accounts with an aggregate balance of less than $10,000 across all Portfolios of the Fund are assessed a $25.00 fee on December 31 of each year.

Investment Minimums for an IRA/Roth IRA Account.
------------------------------------------------

To Open an Account:      $2,000 aggregated across all Portfolios of the Fund.

To Add to an Account:    $2,000 aggregated across all Portfolios of the Fund.

Copies of the IRA/Roth IRA Account Plan may be obtained from Accessor Capital at
(800) 759-3504.

Exchanging Investor Class Shares

     Investor Class shares may be exchanged for shares of any other Portfolio so long as shareholders meet the normal investment requirements of the other Portfolio. Shareholders should read the prospectus of any other Portfolio into which they are considering exchanging.

     Exchanges Through the Fund. The Fund does not currently charge fees on exchanges directly through the Fund. This exchange privilege may be modified or terminated at any time by the Fund upon 60 days' notice to shareholders. Exchanges may be made any of the following ways:

     [graphic] By Mail. Share exchange instructions may be mailed to Accessor
          Capital at P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Share exchange instructions may be faxed to Accessor
          Capital at (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may exchange shares between Portfolios by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     An exchange of shares into a different Portfolio is a redemption of shares and will be treated as a sale for tax purposes.

     You should contact your Financial Intermediary directly to make exchanges. Your Financial Intermediary may charge additional fees for these transactions.

Redemption of Portfolio Shares

     Investors may request to redeem Investor Class shares on any day that the NYSE is open for business. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from the Fund in any of the following ways:

     [graphic] By Mail. Redemption requests may be mailed to Accessor Capital at
          P. 0. Box 1748, Seattle, WA 98111-9865.

     [graphic] By Fax. Redemption requests may be faxed to Accessor Capital at
          (206) 224-4274.

     [graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Portfolios may use reasonable procedures to verify telephone requests.

     Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check.

     [graphic] Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.

     Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

     Large redemptions may disrupt the management and performance of the Portfolios. Each Portfolio reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Portfolio determines that the redemption amount will disrupt the Portfolio's operation or performance. If you redeem more than $250,000 worth of a Portfolio's shares within any 90-day period, the Portfolio reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities.

     Systematic Withdrawal Plan. Shareholders may request an automatic, monthly redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from the Fund and must be received by the Fund ten calendar days before the first scheduled withdrawal date. Systematic Withdrawal may be discontinued at any time by a shareholder or the Fund.

     Low Account Balances. The Fund may redeem any accounts with balances of less than $500 per Portfolio or less than $2,000 in aggregate across the Portfolios if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

     In the event of an emergency as determined by the Fund, the Fund may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Portfolio, the Portfolio may pay a redemption in whole or in part by a distribution in kind of securities from the Portfolio.

Dividends and Distributions

     Dividends. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long- and short-term capital gains. The Board of Directors presently intends to declare dividends on the following schedule:

Portfolio                           Declared                   Payable
---------                           --------                   -------

U.S. Government Money               Daily                      1st business day
                                                               following end of
                                                               calendar quarter

Intermediate Fixed-Income           Monthly, on last           1st business day
Short-Intermediate Fixed-Income     business day of            following end of
Mortgage Securities                 month                      calendar quarter

     Other Distributions. The Board of Directors intends to declare capital gains distributions annually, generally in mid-December. To satisfy distribution requirements, however, Portfolios may also declare special year-end dividend and capital gains distributions during the months of October, November or December. Such distributions, if received by shareholders by January 31 of the following year, are deemed to have been paid by Portfolios and received by shareholders on December 3 1.

     Automatic Reinvestment of Dividends and Distributions. All dividends and distributions of Investor Class shares will be automatically reinvested in additional shares of Investor Class shares of the Portfolio paying the dividend or distribution unless shareholders elect to receive them in cash. Shareholders may alternatively choose to invest dividends or distributions in Investor Class shares of any other Portfolio of the Fund.

Valuation of Portfolio Securities

     The Portfolios generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized costs and securities for which market quotations are not readily available are valued at fair value. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

Taxation

     Generally, dividends and short-term capital gains distributions that shareholders receive from the Portfolios are taxable as ordinary income. Distributions of other net capital gains are taxable as capital gains. Capital gains taxes on distributions ordinarily depend upon the length of time Portfolios hold securities, not the length of time shareholders own Portfolio shares or whether shareholders reinvest distributions or receive them in cash.

     At the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and distributions paid by the Portfolios during the preceding year. Portfolios may be required to withhold and remit to the United States Treasury 31 % of all taxable dividends, distributions and redemption proceeds payable to shareholders who have not provided the Portfolio with a taxpayer identification number. Shareholders should consult a tax adviser for further information regarding the federal, state and local tax consequences of an investment in the Investor Class shares of the Fund.

Distribution, Shareholder Service and Administrative Services Arrangements

     The Fund has adopted a 12b-1 Plan that allows the Investor Class shares of the Portfolios to pay distribution fees to financial intermediaries for sales and distribution-related activities. The Fund has also adopted a shareholder service plan under which the Investor Class shares of the Portfolios may pay financial intermediaries for providing non-distribution related shareholder services The combination of fees under the 12b-1 Plan and the shareholder service plan will not exceed 0.25% in the aggregate annually.

     The Fund has also adopted an administrative services plan to allow the Investor Class shares of the Portfolios to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually.

                              FINANCIAL HIGHLIGHTS
                      [To be filed by subsequent amendment]

                                   APPENDIX A
                             DESCRIPTION OF INDICES


     The following information as to each index has been supplied by the respective preparer of the index or has been obtained from other publicly-available information.

Lehman Brothers Government/Corporate Index (Intermediate Fixed-Income Portfolio) Lehman Brothers Government/Corporate 1-5 Year Index (Short-Intermediate Fixed-
     Income Portfolio)
Lehman Brothers Mortgage-Backed Securities Index  (Mortgage Securities
     Portfolio)

     The Lehman Brothers Bond Indices include fixed-rate debt issues rated investment grade or higher by Moody's, S&P, or Fitch Investors Service, Inc. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

     The Lehman Brothers Government/Corporate Index is made up of the Government and Corporate Bond Indices.

     The Government Bond Index is made up of the Treasury Bond Index (all public obligations of the United States Treasury, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Government Bond Index also includes the 1-3 Year Government Index, composed of Agency and Treasury securities with maturities of one to three years, and the 20 Year Treasury Index, comprising Treasury issues with 20 years or more to maturity.

     The Corporate Bond Index includes all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

     The 1-5 Year Government/Corporate Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

     The Mortgage-Backed Securities Index covers all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Graduated Payment Mortgages (GPMs) are included, but Graduated Equity Mortgages (GEMs) are not.

[Back Cover]

Shareholder Reports. The Fund publishes Annual and Semi-Annual Reports, which contain information about each Portfolio's recent performance, including:

     [bullet] management's discussion about recent market conditions, economic trends and portfolio strategies that affected the Portfolio's performance over the recent period
     [bullet] Portfolio performance data and financial statements
     [bullet] Portfolio holdings

Statement of Additional Information. The SAI contains more detailed information about the Fund and each Portfolio. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

A free copy of the Fund's Annual Report, Semi-Annual Report and SAI are available by contacting Accessor Capital at 1-800-759-3504 or by visiting Accessor Capital's web site at www.accessor.com.

================================================================================
Help Box: Shareholder Reports, SAIs and other information are available for your financial intermediary or from

                  Accessor Capital Management LP
                  1420 Fifth Street, #3600
                  Seattle, Washington 98101
                  800-759-3504
                  206-224-7420

                  web site:  www.accessor.com

                  Securities and Exchange Commission
                  Washington, DC  20549-6009
                  800-SEC-0330 (Public Reference Section)

                  web site:  www.sec.gov

                  You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C.

================================================================================
Accessor(R) is a registered trademark of Accessor Capital Management LP.

         SEC file number: 811-06337.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504

                       Statement of Additional Information
                                Dated May 1, 1999

ACCESSOR(R) FUNDS, INC. (the "Fund") is a multi-managed, no-load, open-end management investment company, known as a mutual fund. The Fund currently consists of eight diversified investment portfolios (individually, a "Portfolio" and collectively, the "Portfolios"), each with its own investment objective and policies. The eight portfolios are the Growth, Value and Income, Small to Mid Cap and International Equity Portfolios (the "Equity Portfolios") and the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securities and U.S. Government Money Portfolios (the "Fixed-Income Portfolios"). Each Portfolio offers two classes of shares, the Advisor Class Shares and the
Investor Class Shares, through four prospectuses: the "Equity Portfolios--Advisor Class Shares Prospectus," the "Fixed-Income Portfolios--Advisor Class Shares Prospectus", the "Equity Portfolios--Investor Class Shares Prospectus" and the "Fixed-Income Portfolios--Investor Class Prospectus" each dated May 1, 1999 (collectively, the "Prospectuses"). A copy of the applicable Prospectus may be obtained free of charge by writing or calling at the address or telephone number listed above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

Information from the Fund's annual report to shareholders for the fiscal year ended December 31, 1998 is incorporated by reference into this Statement of Additional Information. For a free copy of the Annual Report, call 1-800-759-3504.

The Fund currently includes the following Portfolios:

GROWTH PORTFOLIO -- seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 U.S. issuers which make up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

VALUE AND INCOME PORTFOLIO -- seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the 500 U.S. issuers which make up the S&P 500.

SMALL TO MID CAP PORTFOLIO(1) -- seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

----------
(1) Formerly the "Small Cap Portfolio." Prior to September 15, 1995, the Small Cap Portfolio sought to achieve its investment objective through investing primarily in small capitalization issuers (selected from the 2,000 U.S. issuers with the next largest market capitalization after (and excluding) the 1,000 U.S. issuers with the largest market capitalization). On August 15, 1995, the shareholders of the Small Cap Portfolio approved a change in the investment objective of the Small Cap Portfolio effective September 15, 1995, to permit the Small Cap Portfolio to also invest in medium capitalization issuers. This change in investment objective coincided with the change of the name of the Small Cap Portfolio to Small to Mid Cap Portfolio and the commencement of management by a new Money Manager for the Small to Mid Cap Portfolio.

INTERNATIONAL EQUITY PORTFOLIO -- seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

INTERMEDIATE FIXED-INCOME PORTFOLIO -- seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Corporate Index or another relevant index approved by the Fund's Board of Directors (the "Board of Directors").

SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO -- seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers 1-5 Year Government/Corporate Index or another relevant index approved by the Board of Directors.

MORTGAGE SECURITIES PORTFOLIO -- seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index or another relevant index approved by the Board of Directors.

U.S. GOVERNMENT MONEY PORTFOLIO -- seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                Table of Contents

General Information and History..............................................4
Investment Restrictions, Policies and Risk Considerations....................4
Management of the Fund......................................................23
Control Persons and Principal Holders of Securities.........................25
Valuation...................................................................49
Portfolio Transaction Policies..............................................49
Performance Information.....................................................52
Code of Ethics..............................................................56
Tax Information.............................................................57
Additional Purchase and Redemption Information..............................61

                         GENERAL INFORMATION AND HISTORY

     The Fund was incorporated in Maryland on June 10, 1991. The Fund is authorized to issue 15 billion shares of common stock, $.001 par value per share, and is currently divided into eight Portfolios. Each Portfolio intends to offer two classes of shares, the Advisor Class Shares and the Investor Class Shares. The Board of Directors may increase or decrease the number of authorized shares without the approval of shareholders. Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of the Fund under certain circumstances. All shares of a Portfolio are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of a Portfolio is entitled to its portion of all of the Portfolio's assets after all debts and expenses of the Portfolio have been paid. The Portfolios' shares do not have cumulative voting rights for the election of Directors. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine.

         Accessor Capital Management L.P. ("Accessor Capital"), a Washington limited partnership, is the manager and administrator of the Fund, pursuant to a Management Agreement with the Fund. Accessor Capital is also the transfer agent, registrar, dividend disbursing agent and provides recordkeeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agent Agreement") with the Fund.

            INVESTMENT RESTRICTIONS, POLICIES AND RISK CONSIDERATIONS

         Each Portfolio's investment objective and investment restrictions are "fundamental" and may be changed only with the approval of the holders of a majority of the outstanding voting securities of that Portfolio. As defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), a majority of the outstanding voting securities of a Portfolio means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares.

INVESTMENT RESTRICTIONS

         Each Portfolio is subject to the following "fundamental" investment restrictions. Unless otherwise noted, these restrictions apply on a Portfolio-by-Portfolio basis at the time an investment is being made. No Portfolio will:

         1. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result (i) with respect to 75% of the Portfolio's total assets, more than 5% of the Portfolio's total assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Portfolio's total assets would be invested in one or more issuers having their principal business activities in the same industry. The U.S. Government Money Portfolio may not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) more than 5% of the Portfolio's total assets would then be invested in securities of a single issuer, or (b) 25% or more of the Portfolio's total assets would be invested in one or more issuers having their principal business activities in the same industry.

         2. Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow up to 5% of the value of its total assets from banks for temporary, extraordinary or emergency purposes and may pledge up to 10% of the value of its total assets to secure such borrowings. In the event that the asset coverage for the Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, and, if applicable, futures contracts, and collateral arrangements with respect to initial or variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures is deemed to be the issuance of a senior security).

         3. Buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell financial futures contracts, stock index futures contracts and related options, securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. No Portfolio may purchase interests in real estate limited partnerships. The U.S. Government Money Portfolio may not buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, other than securities of real estate investment trusts and real estate limited partnerships.

         4. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal and state securities laws.

         5. Invest in interests in oil, gas or other mineral exploration or development programs.

         6. Make loans, except through repurchase agreements (repurchase agreements with a maturity of longer than seven days together with other illiquid securities being limited to 15% of the net assets of the Portfolio) and except through the lending of its portfolio securities as described below under "Investment Policies--Lending of Portfolio Securities."

         7.  Make   investments  for  the  purpose  of  exercising   control  of
management.

         8. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer. The U.S. Government Money Portfolio may not purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 11.

         9. Effect short sales (other than short sales against-the-box) or purchase securities on margin (except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

         10. Invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Portfolio's total assets would then be invested in such securities.

         11. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets would be invested in such securities, or as part of a merger, consolidation or other acquisition, or as set forth under "Investment Policies -- Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")."

         12. Purchase warrants if as a result the Portfolio would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchanges. Warrants attached to other securities are not subject to this limitation. The U.S. Government Money Portfolio may not purchase warrants.

INVESTMENT POLICIES

         Liquidity Reserves. Each Portfolio (other than the U.S. Government Money Portfolio) may have up to 20% of its assets in cash or cash equivalents to meet redemption requests, and each Portfolio may hold cash reserves in an unlimited amount for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable. In addition, Accessor Capital or a Money Manager may create an equity or fixed-income exposure for cash reserves through the use of options or futures contracts. This will enable the Portfolios to hold cash while receiving a return on the cash which is similar to holding equity or fixed-income securities.

         Repurchase  Agreements.   Each  Portfolio  may  enter  into  repurchase
agreements with a seller who agrees to repurchase the securities at the Portfolio's cost plus interest within a specified time (ordinarily a week or less). The securities purchased by the Portfolio have a total value in excess of the value of the repurchase agreement and are held by Fifth Third Bank, the Portfolios' custodian (the "Custodian") until repurchased. The Portfolios' repurchase agreements will at all times be fully collateralized by U.S. Government securities or other collateral, such as cash, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Portfolio will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, the Portfolio may incur a loss. Repurchase agreements assist a Portfolio in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Each Portfolio will limit repurchase transactions to commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million, and will limit repurchase transactions to entities whose creditworthiness is continually monitored and found satisfactory by Accessor Capital or the Portfolio's Money Manager under the supervision of the Board of Directors. Subject to the limitation on investing not more than 15% of a Portfolio's net assets in illiquid securities, no Portfolio will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days; provided, however, the U.S. Government Money Portfolio will not invest more than 10% of its net assets in illiquid securities (including repurchase agreements maturing in more than seven days). See "Investment Restrictions, Policies and Risk Considerations - Illiquid Securities."

         Reverse Repurchase Agreements and Dollar Rolls. Each Portfolio may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Portfolio's Money Manager to be inconvenient or disadvantageous. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby a Portfolio transfers possession of a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Portfolio retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed upon future date, the Portfolio repurchases the security by paying an agreed upon purchase price plus interest. The Intermediate Fixed-Income Portfolio, the Short-Intermediate Fixed-Income Portfolio and the Mortgage Securities Portfolio (collectively, the "Bond Portfolios"), may also enter into dollar rolls in which the Portfolios sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Portfolios forego principal and interest paid on the securities. The Portfolios are compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

         At the time a Portfolio enters into reverse repurchase agreements or dollar rolls, the Portfolio will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets of the Portfolio having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Each Portfolio's entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

         Reverse   repurchase   agreements   and  dollar  rolls  are  considered
borrowings by the Portfolios for purposes of the percentage limitations applicable to borrowings.

         Real Estate-Related Securities. Each Portfolio may invest up to 5% of its net assets in publicly-traded real estate investment trusts. Publicly-traded real estate investment trusts generally engage in acquisition, development, marketing, operating and long-term ownership of real property. Publicly-traded real estate investment trust meeting certain asset income and distribution requirements will generally not be subject to federal taxation on income distributed to its shareholders.

         Short Sales Against-the-Box. Although to date the Portfolios have made no short sales against-the-box, and no Money Manager anticipates making short sales against the box in the future, each Portfolio (other than the U.S. Government Money Portfolio) may make short sales of securities against-the-box or maintain a short position, provided that at all times when a short position is open, the Portfolio owns an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short. Not more than 25% of a Portfolio's net assets (determined at the time of the short sale) may be subject to such sales. Short sales against-the-box will be made primarily to defer realization of gain or loss for federal income tax purposes.

         Rights and Warrants. The Portfolios (except for the U.S. Government Money Portfolio) may acquire up to 5% of their net assets in rights and warrants in securities of issuers that meet the Portfolios' investment objective and policies. Warrants are instruments which give the holder the right to purchase the issuer's securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. No Portfolio may purchase warrants (other than warrants attached to other securities) if as a result the Portfolio would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchanges. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See "Investment Restrictions."

         Mortgage-Related Securities. The Bond Portfolios may invest in mortgage-related securities, and, in particular, mortgage pass-through securities, Government National Mortgage Association ("GNMA") Certificates, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") mortgage-backed obligations and mortgage-backed securities of other issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers). Some mortgage-related securities may be guaranteed by the U.S. Government or an agency or instrumentality thereof; others are issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of mortgage-backed bonds and are not guaranteed. Thus, credit risk among these instruments may vary. Payments of principal and interest on Certificates issued by GNMA (but not the market value of the Certificates themselves) are guaranteed by the full faith and credit of the U.S. Government. Securities guaranteed by agencies or instrumentalities of the U.S. Government, such as the FNMA or FHLMC, are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage-backed bonds are not guaranteed, although the mortgage-related securities securing these obligations may be subject to U.S. Government guarantee or third-party support. If the collateral securing the privately issued obligation is insufficient to make payment on the obligation, a holder could sustain a loss.

         In the case of mortgage pass-through securities, such as GNMA Certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure) may expose a Portfolio to a lower rate of return upon reinvestment of the principal. For example, with respect to GNMA Certificates, although mortgage loans in the pool will have maturities of up to 30 years, the actual average life of a GNMA Certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the Certificates.

         In addition, tracking the "pass-through" payments on GNMA Certificates and other mortgage-related and asset-backed securities may, at times, be difficult. Expected payments may be delayed due to the delays in registering newly traded paper securities. The Portfolios' Custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Some mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and should not be subject to this risk of delays in timely payment of income.

         Asset-Backed Securities. The Bond Portfolios may invest in asset-backed securities offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure. The Bond Portfolios may invest in these and other types of asset-backed securities which may be developed in the future.

         Risks of Investing in Asset-Backed and Mortgage-Related Securities. The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Bond Portfolios purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Bond Portfolios purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

         Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Bond Portfolios are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

         Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). The Bond Portfolios may invest in CMOs and REMICs. A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. These Portfolios may invest only in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA, FHLMC or FNMA and in CMOs issued by FHLMC. Currently, approximately 95% of all CMOs are issued by FHLMC.

         The Bond Portfolios also may invest in REMICs. An issuer of REMICs may be a trust, partnership, corporation, association or a segregated pool of mortgages, or may be an agency of the U.S. Government and, in each case, must qualify and elect treatment as such under the Internal Revenue Code of 1986, as amended (the "Code"). A REMIC must consist of one or more classes of "regular interests," some of which may be adjustable rate, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. These Portfolios do not intend to invest in residual interests. The United States Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect or qualify for REMIC status, it will be taxed at the entity level as a corporation.

         In reliance on a Securities and Exchange Commission (the "SEC") rule, the Bond Portfolios' investments in certain qualifying CMOs, including CMOs that have elected to be treated as REMICs, are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other CMOs which cannot or do not rely on the rule, are also not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that
(a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (d) are not registered or regulated under the Investment Company Act as investment companies. To the extent that these Portfolios select CMOs or REMICs that do not satisfy the requirements of the rule or meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

Foreign Securities. Certain Portfolios may invest in foreign securities. Foreign securities involve certain risks. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. Generally, outside the United States there is less government regulation of securities exchanges, brokers and listed companies and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investments within such countries.

         In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. However, under certain market conditions, these investments may be less liquid than investments in the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies.

         If a security is denominated in a foreign currency, such security will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's securities denominated in that currency. Such changes also will affect the Portfolio's income and distributions to shareholders. In addition, although the Portfolio will receive income in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Portfolio's income has been accrued and translated into U.S. dollars, the Portfolio could be required to liquidate portfolio securities to make such distributions, particularly when the amount of income the Portfolio is required to distribute is not immediately reduced by the decline in such security. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency which must be converted into U.S. dollars to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

         Special Risks of Investing in Foreign Securities of Emerging Countries.

         Political and Economic Factors. Investing in Emerging Countries involves potential risks relating to political and economic developments abroad. Governments of many Emerging Countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in Emerging Countries, which could affect the value of securities in the Portfolios. The value of the investments made by the Portfolios will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the Emerging Countries in which the Portfolios have invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments which could affect investments in those countries. While the Money Managers intend to manage the Portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Portfolios to suffer a loss of interest or principal on any of its holdings. The Portfolios will treat investments of the Portfolios that are subject to repatriation restrictions of more than seven (7) days as illiquid securities.

         Foreign Exchange Risk. The value of non-U.S. dollar denominated securities of issuers in Emerging Countries is affected by changes in currency exchange rates or exchange control regulations. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are affected by the international balance of payments, economic and financial conditions, government intervention, speculation and other factors. Many of the currencies of Emerging Countries have experienced significant devaluations relative to the U.S. dollar and major adjustments have been made in certain of them at times.

         Investing in Securities Markets of Emerging Countries. Certain of the risks associated with investments generally are heightened for investments in Emerging Countries. For example, securities markets in Emerging Countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in Emerging Countries than about domestic issuers. Emerging Country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in Emerging Countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolios are uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the Portfolios due to subsequent declines in value of securities or, if the Portfolios have entered into a contract to sell securities, could result in possible liability to the purchaser.

         Certain Emerging Countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain Emerging Countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

         Certain Emerging Countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an Emerging Country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolios could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolios of any restrictions on investments.

         Costs associated with transactions in securities of companies in Emerging Countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when a Portfolio purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in Emerging
Countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

         Throughout the last decade many Emerging Countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

         Illiquid Securities. No Portfolio may invest more than 15% of its net assets in illiquid securities; provided, however, the U.S. Government Money Portfolio will not invest more than 10% of its net assets in illiquid securities. Securities which are illiquid include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable, repurchase agreements having a maturity of longer than seven days, certain interest only ("IO")/principal only ("PO") strips and over-the-counter ("OTC") options. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Accessor Capital anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Portfolios, however, could affect adversely the marketability of such Portfolios' securities and, consequently, the Portfolios might be unable to dispose of such securities promptly or at favorable prices. Accessor Capital will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Restricted securities issued pursuant to Rule 144A are not deemed to be illiquid. The Money Manager will monitor the liquidity of such restricted securities subject to the supervision of Accessor Capital and the Board of Directors. In reaching liquidity decisions, the Money Manager will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Portfolio may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Portfolio's net assets and provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

         A loan may be terminated by the borrower on one business day's notice or by the Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors. On termination of the loan, the borrower is required to return the securities to the Portfolio, and any gain or loss in the market price during the loan would be borne by the Portfolio.

         Since voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan. The Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

         Forward Commitments. A Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the Portfolio's ability to manage its investment portfolio and meet redemption requests. The Portfolio may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Portfolio of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Portfolio's records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         Options. The Portfolios' investment policies permit the Portfolios (other than the U.S. Government Money Portfolio) to purchase put and call options and write (sell) "covered" put and "covered" call options.

         A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. A written call option is "covered" if the Portfolio owns the optioned securities or the Portfolio maintains in a segregated account with the Fund's Custodian, cash, U.S. Government securities or other liquid assets with a value sufficient to meet its obligations under the call option, measured on a daily basis, or if the Portfolio owns an offsetting call option. When a Portfolio writes a call option, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period, at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any gain from an increase in the market price of the underlying security over the exercise price.

         The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option, receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is "covered" if a Portfolio deposits with the Fund's Custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

         The Portfolios may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on NASDAQ. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

         Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Portfolios. OTC options differ from exchange-traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Portfolios would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Portfolios must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in "Illiquid Securities."

         The Portfolios will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Portfolio exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Portfolios will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Portfolio's total net assets, subject to the foregoing limitations.

         If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. Each Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

         There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

         Risks of Transactions in Options. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Portfolios intend to purchase and sell only those options which are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

         Futures Contracts. Each Portfolio (other than the U.S. Government Money Portfolio) is permitted to enter into financial futures contracts, stock index futures contracts and related options thereon ("futures contracts") in accordance with its investment objective.

         A futures contract is the contractual obligation to acquire or sell the securities called for by the contract at a specified price on a specified date. Futures contracts are traded on "contract markets" designated by the Commodity Futures Trading Commission. Trading is similar to the manner stock is traded on an exchange, except that all contracts are cleared through and guaranteed to be performed by a clearing corporation associated with the commodity exchange on which the futures contract is traded.

         Upon entering into a futures contract, a Portfolio is required to deposit in a segregated account with the Fund's Custodian in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. government securities or other liquid assets having an aggregate value, measured on a daily basis, at least equal to the amount of the covered obligations. The initial margin is in the amount of cash or short-term securities equal to a specified percentage of the futures amount (approximately 5% or more of the futures contract amount). Subsequent daily payments are made between the Portfolio and futures broker to maintain the initial margin at the specified percentage. The purchase and sale of futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be a senior security.

         A "short hedge" is taking a short position in the futures market (that is, selling a financial instrument or a stock index futures contract for future delivery on the contract market) as a temporary substitute for sale of the financial instrument or common stock, respectively, in the cash market, when a Portfolio holds and continues to hold the financial instrument necessary to make delivery under the financial futures contract or holds common stocks in an amount at least equal in value to the stock index futures contract.

         A "long hedge" is taking a long position in the futures market (that is, purchasing a financial instrument or a stock index futures contract for future delivery on a contract market) as a temporary substitute for purchase of the financial instrument or common stock, respectively, in the cash market when the Portfolio holds and continues to hold segregated liquid assets sufficient to take delivery of the financial instrument under the futures contract.

         A "stock index futures contract" is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the contract index. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Upon the termination of the contract, settlement is the difference between the contract price and the actual level of the stock index at the contract expiration and is paid in cash.

         A "financial futures contract" (or an "interest rate futures contract") is a contract to buy or sell a specified quantity of financial instruments such as United States Treasury bonds, notes, bills, commercial paper and bank certificates of deposit, an agreed amount of currencies, or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Substantially all futures contracts are closed out before settlement date or call for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract which cancels the original contract to make or take delivery.

         It is anticipated that the primary use of stock index futures contracts will be for a long hedge in order to minimize the impact of cash balances. For example, a Portfolio may sell stock when a Money Manager determines that it no longer is a favorable investment, anticipating to invest the proceeds in different stocks. Until the proceeds are reinvested in stocks, the Portfolio may purchase a long position in a stock index futures contract.

         The Portfolios may purchase options on futures contracts as an alternative or in addition to buying or selling futures contracts for hedging purposes. Options on futures are similar to options on the security upon which the futures contracts are written except that options on stock index futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a stock index futures contract at any time during the life of the option at a specified price and options on financial futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a financial futures contract at any time during the life of the option at a specified price.

         Stock index futures contracts may be used by the Equity Portfolios as a hedge during or in anticipation of market decline. For example, if the market was anticipated to decline, stock index futures contracts in a stock index with a value that correlates with the declining stock value would be sold (short hedge) which would have a similar effect as selling the stock. As the market value declines, the stock index future's value decreases, partly offsetting the loss in value on the stock by enabling the Portfolio to repurchase the futures contract at a lower price to close out the position.

         Financial futures contracts may be used by the Bond Portfolios as a hedge during or in anticipation of interest rate changes. For example, if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which have a similar effect as selling bonds. Once interest rates increase, fixed-income securities held in a Portfolio's portfolio would decline, but the futures contract value decreases, partly offsetting the loss in value of the fixed-income security by enabling the Portfolio to repurchase the futures contract at a lower price to close out the position.

         The Portfolios may purchase a put option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

         There are certain investment risks in using futures contracts as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts and the price movement of the portfolio securities that are the subject of the hedge. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities and currencies, and differences between the financial instruments being hedged and the instruments underlying the futures contracts available for trading with respect to interest rate levels and maturities. Another risk is that a liquid secondary market may not exist for a futures contract, causing a Portfolio to be unable to close out the futures contract and thereby affecting a Portfolio's hedging strategy.

         Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the following representations:

         (a) The Fund will use commodity futures contracts and options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Fund may hold long positions in commodity futures contracts or options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of the Fund management strategy and are incidental to the Fund's activities in the underlying cash market, and the underlying commodity value of the positions at all times will not exceed the sum of (i) cash or U.S. dollar-denominated high quality short-term money market instruments set aside in an identifiable manner, plus margin deposits, (ii) cash proceeds from existing investments due in 30 days, and (iii) accrued profits on the positions held by a futures commission merchant; and

         (b) The Fund will not enter into any commodity futures contract or options if, as a result, the sum of initial margin deposits on commodity futures contracts or options the Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Fund's total assets.

         Foreign Currency Transactions. The International Equity Portfolio (the "International Portfolio") may enter into foreign currency transactions. The value of the assets of the International Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Portfolio may incur costs in connection with conversions between various currencies. The International Portfolio will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The International Portfolio may enter into forward foreign currency exchange contracts when the Money Manager determines that the best interests of the International Portfolio will be served. When the International Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the U.S. dollar costs or proceeds. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the International Portfolio will be able to protect against possible losses between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Such contracts may limit potential gains which might result from a possible change in the relationship between the U.S. dollar and such foreign currency.

         When a Money Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the International Portfolio's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The International Portfolio will not enter into such forward contracts on a regular basis or continuous basis if the International Portfolio would have more than 25% of its gross assets denominated in the currency of the contract or 10% of the value of its total assets committed to such contracts, where the International Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the International Portfolio's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. The International Portfolio's Custodian will segregate cash, equity or debt securities in an amount not less than the value of the International Portfolio's total assets committed to foreign currency exchange contracts entered into under this second type of transaction.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the International Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the International Portfolio are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the International Portfolio are obligated to deliver.

         This method of protecting the value of the International Portfolio's portfolio securities against a decline in the value of the currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         U.S. Government Obligations. The types of U.S. Government obligations in which the Portfolios may at times invest include: (1) a variety of United
States Treasury obligations, which differ only in their interest rates, maturities and times of issuance, i.e., United States Treasury bills having a maturity of one year or less, United States Treasury notes having maturities of one to ten years, and United States Treasury bonds generally having maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the United States Treasury (such as GNMA Participation Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the United States Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives,  Federal  Intermediate  Credit Banks,  Federal Home Loan Banks and
FNMA). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in
(2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Portfolios may purchase U.S. Government obligations on a forward commitment basis.

         Obligations issued or guaranteed as to principal and interest by the U.
S. Government may be acquired by a Portfolio in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. These custodial receipts are commonly referred to as U.S. Treasury STRIPS.

         Variable and Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

         The U.S. Government Money Portfolio may purchase variable rate U.S. Government obligations which are instruments issued or guaranteed by the U.S. Government, or any agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate U.S. Government obligations on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         The Portfolios may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations which are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Money Manager of a Portfolio will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio.

         Inverse Floaters. Although to date the Portfolios have not invested in inverse floaters, and no Money Manager anticipates investing in inverse floaters, the Bond Portfolios and the International Portfolio may invest up to 5% of their net assets in inverse floaters. Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. If the Bond Portfolios or the International Portfolio invest in inverse floaters, they will treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Accessor Capital and the Money Managers for the Portfolios subject to the supervision of the Board of Directors or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

         Privately-Issued STRIP Securities. The Portfolios may invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities ("privately-issued STRIPS"). Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. Government. Stripped securities may be more volatile than non-stripped securities. No Portfolio will invest more than 5% of its net assets in privately-issued STRIPS.

                             MANAGEMENT OF THE FUND

         The Board of Directors is responsible for overseeing generally the operation of the Fund. The officers are responsible for the day-to-day management and administration of the Fund's operations.

Name and                                    Position with                 Principal Occupations
Address                               Age   the Fund                      During Past Five Years

 *J. Anthony Whatley, III**           56    Director, President and       Executive  Director,   Accessor  Capital
  1420 Fifth Avenue                         Principal Executive Officer   Management   L.P.   since   April  1991;
  Seattle, WA                                                             President,  Accessor Capital  Management
                                                                          Associates,   Inc.   since  April  1991;
                                                                          President,   Northwest  Advisors,   Inc.
                                                                          since 1990;  Senior Vice  President  and
                                                                          Director of Sales and  Marketing,  Frank
                                                                          Russell    Company    (asset    strategy
                                                                          consultant) from 1986 to 1990.

  George G. Cobean, III               61     Director                     Partner,     Martinson,     Cobean     &
  1607 South 341st Place                                                  Associates,   P.S.   (certified   public
  Federal Way, WA                                                         accountants) since 1973.

  Geoffrey C. Cross                   59     Director                     President,   Geoffrey   C.  Cross  P.S.,
  252 Broadway                                                            Inc.,  (general  practice  of law) since
  Tacoma, WA                                                              1970.

  Ravindra A. Deo                     36     Vice President,              Director and Vice  President,  Northwest
  1420 Fifth Avenue                          Treasurer and                Advisors,  Inc.  since July  1993;  Vice
  Seattle, WA                                Principal Financial          President and Chief Investment  Officer,
                                             and Accounting Officer       Accessor  Capital  Management L.P. since
                                                                          January  1992;  Senior  Vice  President,
                                                                          Leland  O'Brien  Rubenstein   Associates
                                                                          Incorporated  (investment  adviser) from
                                                                          1986 to 1991.

  Linda V. Whatley**                  41     Vice President and           Director,  Secretary  and  Treasurer  of
  1420 Fifth Avenue                          Assistant Secretary          Northwest  Advisors,   Inc.  since  July
  Seattle, WA                                                             1993; Vice President,  Accessor  Capital
                                                                          Management  L.P.  since April 1991;
                                                                          Secretary   since  April  1991  and
                                                                          Director and  Treasurer  since June
                                                                          1992    of    Bennington    Capital
                                                                          Management    Associates,     Inc.;
                                                                          Student,  University  of Washington
                                                                          MBA Program from 1987 to 1990; Vice
                                                                          President,    Russell    Analytical
                                                                          Services,   Frank  Russell  Company
                                                                          (asset  strategy  consultant)  from
                                                                          1984 to 1987.

  Robert J. Harper                    55     Vice President               Director and Vice  President,  Northwest
  1420 Fifth Avenue                                                       Advisers,   Inc.  since  November  1995;
  Seattle, WA                                                             Director  of Sales and  Client  Service,
                                                                          Accessor  Capital  Management L.P. since
                                                                          October   1993;   President,    National
                                                                          Training Program since January 1980.

  Christine J. Stansbery              47     Secretary                    Assistant   Vice    President-Compliance
  1420 Fifth Avenue                                                       since January 1997,  Regulatory  Manager
  Seattle, WA                                                             from March 1996 to December 1996,  Legal
                                                                          Assistant  from March 1993 to March
                                                                          1996 at Accessor Capital Management
                                                                          L.P.;  Assistant to  Administrator,
                                                                          Bailey  Boushay   House,   Virginia
                                                                          Mason  Hospital,  from 1990 to 1992
                                                                          (health care).

*"Interested Person" by virtue of his employment by and/or indirect interest in Accessor Capital.

** J. Anthony Whatley, III and Linda V. Whatley are husband and wife.



         The following table shows the compensation paid by the Fund to the Directors during the fiscal year ended December 31, 1998:


                                            COMPENSATION TABLE

                                                         Pension or Retirement        Estimated           Total
                                      Aggregate         Benefits Accrued as part       Annual       Compensation from
                                    Compensation            of Fund Expenses        Benefits upon      Fund Paid to
           Director                 from the Fund                                    Retirement       Board Members

J. Anthony Whatley III                  None                      None                  None               None
George G. Cobean III                 $10,000.00                   None                  None            $10,000.00
Geoffrey C. Cross                    $10,000.00                   None                  None            $10,000.00

         Directors who are not "interested persons" of the Fund are paid fees of $2,5001 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of the Fund so request, they will be deemed to have resigned from the Board of Directors upon being informed of such vote. The Fund's officers and employees are paid by Accessor Capital and receive no compensation from the Fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of February 15, 1999, the following persons were the owners, of record or beneficially, of 5% or more of the shares of the Portfolios of the
Fund:

                                                            Growth Portfolio
                                                            ----------------
                                Advisor Class                                               Investor Class
                                -------------                                               --------------

Charles Schwab & Company                      11.06%        Zions First National Bank                68.55%
101 Montgomery St.                                          One South Main Street
San Francisco, CA 94104                                     Salt Lake City, UT 84130

OneDun, account nominee for                   6.41%         The Trust Company of Sterne              14.67%
First American Bank                                         800 Shades Creek Pkwy
218 West Main Street                                        Birmingham, AL  35209
Dundee, IL  60118

National Financial Service Corp.              9.79%         First Interstate Bank                    7.60%
For the Exclusive Benefit of its customers                  Attn:  Trust Department
P. O. Box 3908                                              P. O. Box 30918
Church Street Station                                       Billings, MT  59116
New York, NY  10008-3908

One Valley Bank NA                            6.57%
P. O. Box 1793
Charleston, WV  25326

Eastern Bank & Trust Co.                      6.99%
225 Essex St.
Salem, MA  01970

Trust Company of Illinois                     5.22%
45 South Park Blvd., #300
Glen Ellyn, IL  60137

                                                            Value and Income Portfolio
                                                            --------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Charles Schwab & Company                      6.91%         Zions First National Bank                63.23%
101 Montgomery St.                                          One South Main Street
San Francisco, CA 94104                                     Salt Lake City, UT 84130

One Valley Bank NA                            15.15%        The Trust Company of  Stern              18.06%
P. O. Box 1793                                              800 Shades Creek Pkwy
Charleston, WV  25326                                       Birmingham, AL  35209
Eastern Bank & Trust Co.                      10.40%        First Interstate Bank                    12.16%
225 Essex St.                                               Attn:  Trust Department
Salem, MA  01970                                            P. O. Box 30918
                                                            Billings, MT  59116
Lew & Co., Inc., account nominee for          11.68%
Resource Trust Company
900 2nd Avenue South, Suite 300
Minneapolis, MN  55402
First Interstate Bank                         9.43%
Attn:  Trust Department
P. O. Box 30918
Billings, MT  59116

                                                       Small to Mid Cap Portfolio
                                                       --------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Charles Schwab & Company                      13.56%       Zions First National Bank                 73.17%
101 Montgomery St.                                         One South Main Street
San Francisco, CA 94104                                    Salt Lake City, UT 84130

One Valley Bank NA                            6.53%        The Trust Company of Sterne               16.75%
P. O. Box 1793                                             800 Shades Creek Pkwy
Charleston, WV  25326                                      Birmingham, AL  35209

Hubco Regions Bank, account nominee for       19.48%
Regions Bank
P. O. Box 10247
Birmingham, AL  35202

                                                  International Equity Portfolio
                                                  ------------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Stap & Company, account nominee for           26.09%       Zions First National Bank                 77.17%
National Westminster Bankcorp.                             One South Main Street
2 Montgomery Street                                        Salt Lake City, UT 84130
Jersey City, NJ  07302
One Valley Bank NA                            11.04%        The Trust Company of Sterne              18.16%
P. O. Box 1793                                              800 Shades Creek Pkwy
Charleston, WV  25326                                       Birmingham, AL  35209

Hubco Regions Bank, account nominee for       24.15%
Regions Bank
P. O. Box 10247
Birmingham, AL  35202

                                             Intermediate Fixed-Income Portfolio
                                             -----------------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Zions First National Bank                     11.36%        The Trust Company of Sterne              35.38%
One South Main Street                                       800 Shades Creek Pkwy
Salt Lake City, UT 84130                                    Birmingham, AL  35209

National Financial Service Corp.              7.65%         Zions First National Bank                50.51%
For the Exclusive Benefit of its customers                  One South Main Street
P. O. Box 3908                                              Salt Lake City, UT 84130
Church Street Station
New York, NY  10008-3908

Eastern Bank & Trust Co.                      9.99%         First Interstate Bank                    11.60%
225 Essex St.                                               Attn:  Trust Department
Salem, MA  01970                                            P. O. Box 30918
                                                            Billings, MT  59116
Community First National                      26.95%
c/o Mase & Co.
520 Main Ave
Fargo, ND  58124

                                        Short-Intermediate Fixed-Income Portfolio
                                        -----------------------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Zions First National Bank                     31.99%        The Trust Company of Sterne              7.82%
One South Main Street                                       800 Shades Creek Pkwy
Salt Lake City, UT 84130                                    Birmingham, AL  35209

GreatBanc Trust Company                       12.83%        Zions First National Bank                75.90%
105 East Galena Blvd.                                       One South Main Street
Aurora, IL 60505                                            Salt Lake City, UT 84130

One Valley Bank NA                            27.47%        First Interstate Bank                    15.31%
P. O. Box 1793                                              Attn:  Trust Department
Charleston, WV  25326                                       P. O. Box 30918
                                                            Billings, MT  59116
Fifth Third Bank TTEE                         6.44%
Citizens Federal Bank Pension Trust #7771173
PO Box 630074
Cincinnati, OH  45230

                                                  Mortgage Securities Portfolio
                                                  -----------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Zions First National Bank                     38.02%        Zions First National Bank                87.82%
One South Main Street                                       One South Main Street
Salt Lake City, UT 84130                                    Salt Lake City, UT 84130

North Carolina Trust Company #1               10.90         The Trust Company of Sterne              5.09%
Attn: Trust Accounting                                      800 Shades Creek Pkwy
PO Box 1108                                                 Birmingham, AL  35209
Greensboro, NC  27402

One Valley Bank NA                            14.02%        First Interstate Bank                    6.74%
P. O. Box 1793                                              Attn:  Trust Department
Charleston, WV  25326                                       P. O. Box 30918
                                                            Billings, MT  59116
Hubco Regions Bank, account nominee for       13.82%
Regions Bank
P. O. Box 10247
Birmingham, AL  35202

Community First National                      6.05%
c/o Mase & Co.
520 Main Ave
Fargo, ND  58124

                                                  US Government Money Portfolio
                                                  -----------------------------
                      Advisor Class                                               Investor Class
                      -------------                                               --------------
Zions First National Bank                     86.76%        Zions First National Bank                98.95%
One South Main Street                                       One South Main Street
Salt Lake City, UT 84130                                    Salt Lake City, UT 84130

One Valley Bank NA                            7.81%
P. O. Box 1793
Charleston, WV  25326

         As of February 15, 1999, none of the Directors and officers of the Fund, as a group, beneficially owned more than 1% of the shares of each Portfolio.

         If a meeting of the shareholders were called, the above-listed shareholders, if voting together, may, as a practical matter, have sufficient voting power to exercise control over the business, policies and affairs of the Fund and, in general, determine certain corporate or other matters submitted to the shareholders for approval, such as a change in the Portfolios' investment policies, all of which may adversely affect the net asset value of the Fund. As with any mutual fund, certain shareholders of a Portfolio could control the results of voting in certain instances. For example, a vote by certain majority shareholders changing the Portfolio's investment objective could result in dissenting minority shareholders withdrawing their investments and a corresponding increase in costs and expenses for the remaining shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

         The Portfolios' necessary day-to-day operations are performed by separate business organizations under contract to the Fund. The principal service providers are:

            Manager, Administrator, Transfer Agent,            Accessor Capital
            Registrar and Dividend Disbursing Agent            Management L. P.

            Custodian and Fund Accounting Agent                Fifth Third Bank

            Money Managers                                     Six professional
                                                               discretionary
                                                               investment
                                                               management
                                                               organizations and
                                                               Accessor  Capital
                                                               Management L.P.

         Manager, Administrator, Transfer Agent, Registrar and Dividend Disbursing Agent. Accessor Capital is the manager and administrator of the Fund, pursuant to a Management Agreement with the Fund. Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for the Fund. Accessor Capital provides the Fund with office space and equipment, and the personnel necessary to operate and administer the Portfolios' business and to supervise the provision of services by third parties such as the Money Managers and Fifth Third Bank that serves as the Custodian and Fund Accounting Agent. Accessor Capital also develops the investment programs for the Portfolios, selects Money Managers for certain Portfolios (subject to approval by the Board of Directors), allocates assets among Money Managers, monitors the Money Managers' investment programs and results, and may exercise investment discretion over Portfolios and assets invested in the Portfolios' liquidity reserves, or other assets not assigned to a Money Manager. Accessor Capital currently invests all the assets of the U.S. Government Money Portfolio. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for the Fund and provides certain administrative and compliance services to the Fund.

         Under the Management Agreement, Accessor Capital has agreed not to withdraw from the Fund the use of the Fund's name. In addition, Accessor Capital may not grant the use of a name similar to that of the Fund to another investment company or business enterprise without, among other things, first obtaining the approval of the Fund's shareholders.

         A Management Agreement containing the same provisions as the initial contract but also providing for payment to Accessor Capital by the Portfolios of a management fee was approved by the Board of Directors including all of the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Management Agreement on June 17, 1992, by the shareholder of the Growth, Value and Income, Small to Mid Cap (formerly referred to as the Small Cap Portfolio) and International Equity Portfolios on June 17, 1992, and by the shareholders of the Short-Intermediate Fixed-Income, Intermediate Fixed-Income, Mortgage Securities and U.S. Government Money Portfolios on August 3, 1992. The Management Agreement was renewed by the Board of Directors including all of the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Management Agreement on May 24, 1994, May 16, 1995, May 29, 1996, May 28, 1997 and May 20,
1998.

         The general partners of Accessor Capital are Northwest Advisors, Inc., Accessor Capital Management Associates, Inc. and Accessor Capital Management Investment Corp., all of which are Washington corporations. The sole limited partner of Accessor Capital Management L.P. is Zions Investment Management, Inc., a wholly-owned subsidiary of Zions First National Bank, N.A. The managing general partner of Accessor Capital Management, L.P. is Accessor Capital Management Associates, Inc., which is controlled by J. Anthony Whatley, III. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3130, Seattle, Washington 98101.

         Accessor Capital's Fees. The schedule below shows fees payable to Accessor Capital as manager and administrator of the Fund, pursuant to a Management Agreement between Accessor Capital and the Fund. Each Portfolio pays Accessor Capital a fee equal on an annual basis to the following percentage of the Portfolio's average daily net assets.

    FEE SCHEDULE FOR PAYMENTS TO ACCESSOR CAPITAL UNDER MANAGEMENT AGREEMENT

                                                       Management Fee (as a
                                                       percentage of average
          Portfolio                                      daily net assets)
          ---------                                      -----------------

          Growth                                                 0.45%
          Value and Income                                       0.45%
          Small to Mid Cap                                       0.60%
          International                                          0.55%
          Intermediate Fixed-Income                              0.36%
          Short-Intermediate Fixed-Income                        0.36%
          Mortgage Securities                                    0.36%
          U.S. Government Money                                  0.25%


         For the period ended December 31 Accessor Capital has received the following fees under its Management Agreement with the Fund:

        FEES PAID TO DATE TO ACCESSOR CAPITAL UNDER MANAGEMENT AGREEMENT



     Portfolio                             1996            1997           1998
     ---------                             ----            ----           ----

     Growth                              $266,304        $367,893       $549,085
     Value and Income                    $139,463        $278,827       $517,550
     Small to Mid Cap                    $344,080        $692,048     $1,212,941
     International                       $305,524        $649,695       $923,305
     Intermediate Fixed-Income           $168,696        $177,340       $188,648
     Short-Intermediate Fixed-Income     $127,117        $145,308       $169,201
     Mortgage Securities                 $226,073        $326,347       $490,887
     U.S. Government Money               $122,068        $139,972       $175,047



         Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to the Fund pursuant to a Transfer Agency and Administration Agreement between Accessor Capital and the Fund (the "Transfer Agency Agreement"). Sub-transfer agent and compliance services previously provided by Accessor Capital under the Sub-Administration Agreement are provided to the Fund under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of each Portfolio of the Fund, and (ii) a transaction fee of $0.50 per transaction. Accessor Capital is also reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. The table below contains the fees paid to Accessor Capital for the fiscal years ended December 31.

                       FEES PAID TO ACCESSOR CAPITAL UNDER
                            TRANSFER AGENT AGREEMENT


    Portfolio                            1996            1997           1998
    ---------                            ----            ----           ----


    Growth                              $71,198        $102,701       $165,221
    Value and Income                    $41,055         $78,723       $152,446
    Small to Mid Cap                    $68,977        $142,852       $266,187
    International                       $66,815        $145,429       $218,581
    Intermediate Fixed-Income           $56,981         $62,731        $69,981
    Short-Intermediate Fixed-Income     $42,994         $51,705        $62,513
    Mortgage Securities                 $75,564        $113,090       $179,824
    U.S. Government Money               $60,098         $69,929        $91,888

*Transfer Agent Agreement amended February 19, 1998, to increase the annual fee from 0.12% to 0.13%.

         Custodian and Fund Accounting Agent. The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, ("Fifth Third") a banking company organized under the laws of the State of Ohio, has acted as Custodian of the Portfolios' assets since October, 1996, and through an agreement between Fifth Third and the Fund may employ sub-custodians outside the United States which have been approved by the Board of Directors. Fifth Third holds all portfolio securities and cash assets of the Portfolio and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third is paid by the Portfolios an annual fee and also is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Fifth Third acts as Custodian for investors of the Portfolios with respect to the individual retirement accounts ("IRA Accounts"). Fifth Third also provides basic recordkeeping required by each of the Portfolios for regulatory and financial reporting purposes. Fifth Third is paid by the Portfolios an annual fee plus specified transactions costs per Portfolio for these services, and is reimbursed by the Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.

          Independent Auditors. [address], serves as the Fund's independent auditors and in that capacity audits the Fund's annual financial statements.

          Fund Counsel. Kirkpatrick & Lockhart LLP, One International Place, Boston, Massachusetts 02110.

          Money Managers. Currently, Accessor Capital invests all of the assets of the U.S. Government Money Portfolio. Each other Portfolio of the Fund currently has one Money Manager investing all or part of its assets. Accessor Capital may also invest each Portfolio's liquidity reserves, and all or any portion of the Portfolio's other assets not assigned to a Money Manager.

          The Money Managers selected by Accessor Capital have no affiliation with or relationship to the Fund or Accessor Capital other than as discretionary managers for each Portfolio's assets. In addition, some Money Managers and their affiliates may effect brokerage transactions for the Portfolios. See "Portfolio Transaction Policies--Brokerage Allocations."

         Revised Money Manager Agreements for the Growth, Value and Income, Intermediate Fixed Income, Short-Intermediate Fixed-Income and Mortgage Securities Portfolios containing the same terms and conditions as the former agreements for those portfolios, except for a change in the method of calculating the fees paid to the Money Managers, were approved by the Board of Directors, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreements, on May 17, 1993 and by the shareholders of those portfolios on September 1, 1993.

         The Revised Money Manager Agreement for the International Portfolio was approved by the Board of Directors, including all Directors who are not "interested persons" and who have no direct or indirect interest in the Money Manager Agreements, on May 17, 1993. The Money Manager Agreement for the International Portfolio was approved by the sole shareholder as of September 30, 1994 and following the initial two year period is reviewed annually by the Board of Directors, most recently at a meeting on August 25, 1998 and renewed for the forthcoming year.

         A new Money Manager Agreement for the Mortgage Securities Portfolio providing for the change of ownership of BlackRock was approved by the Board of Directors, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreement, on November 10, 1994, and by the shareholders of the Mortgage Securities Portfolio at a Special Meeting of Shareholders held on January 27, 1995, and following the initial two year period is reviewed annually by the Board of Directors, most recently at a meeting on February 24, 1999, and renewed for the forthcoming year.

         A new Money Manager Agreement for the Small to Mid Cap Portfolio in connection with a change in Money Manager to Symphony Asset Management, Inc. was approved by the Board of Directors, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreement, on June 15, 1995, and by the shareholders of the Small to Mid Cap Portfolio at a Special Meeting of Shareholders held on August 15, 1995, and following the initial two year period is reviewed annually by the Board of Directors, most recently at a meeting on March 23, 1998, and renewed for the forthcoming year.

         A new Money Manager Agreement for the Value and Income Portfolio in connection with the proposed change of ownership of Martingale Asset Management L.P. ("Martingale") was approved by the Board of Directors, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreement, on June 15, 1995, and by the shareholders of the Value and Income Portfolio at a Special Meeting of Shareholders held on August 15, 1995, and following the initial two year period is reviewed annually by the Board of Directors, most recently at a meeting on August 25, 1998, and renewed for the forthcoming year.

         A new Money Manager Agreement effective July 21, 1997, for the Growth Portfolio in connection with a change in Money Manager to Geewax, Terker & Company was approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreement, on June 7, 1997. The Money Manager Agreement following the initial two year period will be reviewed annually by the Board of Directors.

         A new Money Manager Agreement for the Small to Mid Cap Portfolio in connection with the modification of the fee structure for the Money Manager was approved by the shareholders of the Small to Mid Cap Portfolio at a Special Meeting of Shareholders held on April 30, 1998. The new Money Manager Agreement was among the Fund, Accessor Capital and Symphony Asset Management LLC ("Symphony LLC") and will be effective as of July 1, 1998, for a period of one year.

         The Money Manager Agreements for the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio were terminated by the Board of Directors on February 19, 1998, effective May 1, 1998. Accessor Capital invested all of the assets of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from May 1, 1998, through September 20, 1998. New Money Manager Agreements effective September 21, 1998, for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios in connection with a change in Money Managers to Cypress Asset Management were approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreements on September 9, 1998. The Money Manager Agreement following the initial two year period will be reviewed annually by the Board of Directors.

         Listed below are the Money Managers selected by Accessor Capital to invest each Portfolio's assets:

     o Geewax, Terker & Company ("Geewax Terker"), a Pennsylvania general partnership whose general partners are John J. Geewax and Bruce Terker, is the Money Manager for the Growth Portfolio. The Money Manager expects to maintain a well-diversified portfolio of stocks in the Growth Portfolio, holding market representation in all major economic sectors. Geewax Terker capitalizes on the overly optimistic expectations of most growth stock investors by avoiding holdings with potential problems. Specifically, stocks with poor financial quality, questionable ability to finance future growth and/or high downside price volatility are avoided. Portfolios are constructed through a disciplined process that identifies potential risks and systematically eliminates the riskiest of growth stocks from consideration. Large capitalization growth stocks that pass the screens are purchased. Benchmark-relative risk is controlled by owning a core group of the very largest stocks in the benchmark, and by capitalization-weighting portfolio holdings. As of December 31, 1998, Geewax Terker managed assets of approximately $4.7 billion.

     o Martingale Asset Management, L.P. ("Martingale") is the Money Manager for the Value and Income Portfolio. Martingale is a Delaware limited partnership which consists of two general partners, Martingale Asset Management Corporation ("MAMC"), a Massachusetts corporation and Commerz Asset Management USA Corporation ("CAM"), and four limited partners. CAM, a Delaware Corporation, is a wholly-owned subsidiary of Commerz International Capital Management GmbH ("CICM") headquartered in Frankfurt, Germany. Commerzbank AG ("Commerzbank") is the parent company of CICM. Arnold S. Wood and William E. Jacques each own 32.26% of MAMC and are active in the management of the firm. Martingale emphasizes diversified individual stocks which it believes will eventually produce smooth results. The portfolio created has a combination of value characteristics and growth opportunities. The portfolio does not attempt to produce returns through market timing, sector or industry selection. The firm uses a proprietary valuation process which appraises stocks based on each stock's earnings, dividends, book value, growth and risk. Industry and risk characteristics are controlled through rigorous portfolio construction. As of December 31, 1998, Martingale managed assets of approximately $1.7 billion.

     o Symphony Asset Management, Inc. ("Symphony Inc.") is the Money Manager of the Small to Mid Cap Portfolio until July 1, 1998, when the Money Manager will become Symphony Asset Management LLC ("Symphony LLC"). Symphony Inc. is a California corporation founded in March, 1994. Symphony Inc. is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Symphony Inc. is a wholly-owned subsidiary of BARRA, Inc. ("BARRA"), a California corporation, which is registered as an investment adviser with the Securities and Exchange Commission and the California Department of Corporations, and as a publicly traded corporation under Section 12(g) of the Securities Exchange Act of 1934, as amended. BARRA is one of the world's leading suppliers of analytical financial software and has pioneered many of the techniques used in systematic investment management, including active management based on so-called factor return predictions. Symphony LLC is a registered investment advisory affiliate of Symphony Inc., organized as a California limited liability company and operating under the same management, and with the same personnel, at the same address as Symphony, Inc. Symphony LLC is owned 50% by Symphony Inc., which is owned 100% by BARRA, and 50% by Maestro LLC, a California limited liability company. Maestro LLC is owned by Jeffrey L. Skelton, Neil L. Rudolph, Praveen K. Gottipalli and Michael J. Henman, each of whom hold management roles with Symphony LLC.

          Symphony Inc. is an investment management firm dedicated to exploiting information inefficiencies in global financial markets. Symphony LLC will continue to be an investment management firm dedicated to exploiting information inefficiencies in global financial markets. Symphony Inc. has developed an approach to investing that combines the qualities of both systematic and traditional investment management. Symphony Inc.'s process begins with a factor-return-based valuation model identifying securities that are relatively under- or over-valued, which will be continued by Symphony LLC. Symphony's Inc.'s factor model is the product of a decade of work by BARRA's active strategies group and has been used as the basis for much of BARRA's successful subadvisory business. As of December 31, 1998, Symphony Inc. managed assets of approximately $2.2 billion and Symphony LLC managed assets of approximately $496 million.

     o Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the Money Manager for the International Portfolio. Nicholas-Applegate is a California limited partnership and is a registered investment adviser whose sole general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Arthur
          E. Nicholas. Nicholas-Applegate's investment approach reflects a focus on individual security selection. Nicholas-Applegate integrates fundamental and quantitative analysis to exploit the inefficiencies within international markets. The firm's bottom-up approach drives the portfolio toward issues demonstrating positive fundamental change, evidence of sustainability and timeliness. These criteria are defined differently in each country to adjust for accounting, economic and cultural differences, and varying reporting requirements. As of December 31, 1998, Nicholas-Applegate managed assets of approximately $31 billion.

     o BlackRock Financial Management, Inc. ("BlackRock") is the Money Manager of the Mortgage Securities Portfolio. BlackRock is a Delaware corporation which is a subsidiary of PNC Asset Management Group, Inc., which is a wholly-owned indirect subsidiary of PNC Bank, N.A. ("PNC"). Approximately 20% of BlackRock is owned by its 37 managing directors and the remaining 80% by PNC. PNC is a commercial bank whose principal office is in Pittsburgh, PA and is wholly-owned by PNC Bank Corp., a bank holding company. BlackRock's investment strategy and decision-making process emphasize: (i) duration targeting, (ii) relative value sector and security selection, (iii) rigorous quantitative analysis to evaluate securities and portfolios and (iv) intense credit analysis. Portfolios are managed in a narrow band around a duration target determined by the client. Specific investment decisions are made using a relative value approach that encompasses both fundamental and technical analysis. In implementing its strategy, BlackRock utilizes macroeconomic trends, supply/demand analysis, yield curve structure and trends, volatility analysis, and security specific option-adjusted spreads (OAS). BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Portfolio. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through funds and institutional accounts with combined total assets at December 31, 1998, of approximately $132 billion.

     o Cypress Asset Management ("Cypress"), a California corporation and registered investment advisor with the Securities and Exchange Commission and the State of California, is the Money Manager of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. Cypress is a California corporation, owned by Mr. Xavier Urpi, President and Chief Executive Officer. The Money Manager's strategy for both the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio is to use sector rotation and overweight the most attractive and highest yielding sectors of the Lehman Brothers Government/Corporate Index and the Lehman Brothers 1-5 Years Government/Corporate Index, respectively. Cypress' strength and focus is on analyzing each individual security to target undervalued opportunities. Specifically, Cypress looks to add incremental return over an index while controlling duration, convexity and yield curve risk. As of December 31, 1998, Cypress managed assets of approximately $500 million.

MONEY MANAGERS' FEES

         The Money Managers have received the following fees pursuant to their Money Manager Agreements, for the past three fiscal years ended December 31:

                           FEES PAID TO MONEY MANAGERS


   Portfolio                                 Money Manager                1996         1997          1998
   ---------                                 -------------                ----         ----          ----

   Growth/1/                                 Geewax, Terker/                   N/A      $84,965      $244,362
                                             State Street                 $188,312      $72,872           N/A
   Value and Income                          Martingale                    $78,232     $180,881      $367,420
   Small to Mid Cap                          Symphony                     $114,693     $369,071      $758,733
   International                             Nicholas-Applegate           $204,067     $660,458    $1,007,245
   Intermediate Fixed-Income/2/              Cypress/                          N/A          N/A        $6,298
                                               Smith Barney                $70,290      $73,891       $27,434
   Short-Intermediate Fixed-Income/3/        Cypress/                          N/A          N/A        $5,494
                                               Bankers Trust               $52,966      $60,545       $22,094
   Mortgage Securities                       BlackRock                    $144,435     $188,413      $313,614
   U.S. Government Money                     Accessor Capital/4/                $0           $0            $0

----------
1 Until July 21, 1997, State Street Bank and Trust Company was the Money Manager for the Growth Portfolio and received fees until that date. Beginning on July 22, 1997, Geewax, Terker & Company became the Money
     Manager for the Growth  Portfolio  and  received  pro-rated  fees from that date.
2 Until April 30, 1998, Smith Barney was the Money Manager for the Intermediate Fixed-Income Portfolio and received fees until that date. Beginning on May 1, 1998, Accessor Capital invested the assets of the Intermediate Fixed-Income Portfolio. No Money Manager fees were paid to Accessor Capital. Effective September 21, 1998, Cypress Asset Management was appointed as Money Manager for the Intermediate Fixed-Income Portfolio.
3 Until April 30, 1998, Bankers Trust was the Money Manager for the Short-Intermediate Fixed-Income Portfolio and received fees until that date. Beginning on May 1, 1998, Accessor Capital invested the assets of the Short-Intermediate Fixed-Income Portfolio. No Money Manager fees were paid to Accessor Capital. Effective September 21, 1998, Cypress Asset Management was appointed a Money Manager for the Short-Intermediate Portfolio.
4    Accessor Capital does not receive a Money Manager fee.

         Money Manager Fees. The fees paid to the Money Manager of a Portfolio are paid pursuant to a Money Manager Agreement among the Fund, Accessor Capital and the Money Manager. The fees are based on the assets of the Portfolio and the number of complete calendar quarters of management by the Money Manager. Accessor Capital will attempt to have each Portfolio managed so that the Portfolio's investment performance equals or exceeds the total return performance of a relevant index (each a "Benchmark Index" and collectively the "Benchmark Indices"), set forth below. See Appendix A of the Prospectuses for a description of the Benchmark Indices.

          For the first five complete calendar quarters managed by a Money Manager of each Portfolio (except the U.S. Government Money Portfolio), such Portfolio will pay its respective Money Manager on a monthly basis based on the average daily net assets of the Portfolio managed by such Money Manager, as set forth in their respective Money Manager Agreements. With the exception of the Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio, whose money manager commenced investment operations on September 21, 1998, the Money Managers for the Growth, Value and Income, Small to Mid Cap, International Equity and Mortgage Securities Portfolios have completed five calendar quarters. During the first five calendar quarters of management, the Money Manager Fee has two components, the Basic Fee and Portfolio Management Fee. The Money Manager for the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio will earn the following annual fee set forth below.

                                                    Portfolio
                                                    Management
  Portfolio                          Basic Fee         Fee              Total
  ---------                          ---------         ---              -----

  Intermediate Fixed-Income            0.02%          0.02%             0.04%
  Short-Intermediate Fixed Income      0.02%          0.02%             0.04%

          Commencing with the sixth calendar quarter of management by a Money Manager of an operating Portfolio, such Portfolio will pay its Money Manager based on the "Money Manager Fee Schedule From A Money Manager's Sixth Calendar Quarter Forward." The Money Manager's Fee commencing with the sixth quarter consists of two components, the "Basic Fee" and "Performance Fee", with the exception of the Small to Mid Cap Portfolio, which does not pay a Basic Fee to the Money Manager.

                   MONEY MANAGER FEE SCHEDULE FROM A MANAGER'S
                  SIXTH CALENDAR QUARTER OF MANAGEMENT FORWARD


                                              Average Annualized
                                              Performance Differential                              Annualized
Portfolio                      Basic Fee      vs. The Applicable Index                              Performance Fee
---------                      ---------      ------------------------                              ---------------

Growth Portfolio               0.10%          Greater than or equal to 2.00%                        0.22%
Value and Income Portfolio                    Greater than or equal to 1.00% and Less than 2.00%    0.20%
                                              Greater than or equal to 0.50% and Less than 1.00%    0.15%
                                              Greater than or equal to 0.00% and Less than 0.50%    0.10%
                                              Greater than or equal to -0.50% and Less than 0.00%   0.05%
                                              Less than -0.50%                                      0%

Small to Mid Cap Portfolio     N/A            Greater than or equal to 3.00%                        0.42%
                                              Greater than or equal to 2.00% and Less than 3.00%    0.35%
                                              Greater than or equal to 1.00% and Less than 2.00%    0.30%
                                              Greater than or equal to 0.50% and Less than 1.00%    0.25%
                                              Greater than or equal to 0.00% and Less than 0.50%    0.205
                                              Greater than or equal to -0.50% and Less than 0.00%   0.15%
                                              Greater than or equal to -1.00% and Less than -0.50%  0.10%
                                              Greater than or equal to -1.50% and Less than -1.00%  0.05%
                                              Less than -1.50%                                      0.00%

International Portfolio        0.20%          Less than -4.00%                                      0.40%
                                              Greater than or equal to 2.00% and Less than 4.00%    0.30%
                                              Greater than or equal to 0.00% and Less than 2.00%    0.20%
                                              Greater than or equal to -2.00% and Less than 0.00%   0.10%
                                              Less than -2.00%                                      0%

Intermediate Fixed-Income      0.02%          Greater than 0.70%                                    0.15%
Portfolio and Short-                          Greater than 0.50% and Less than or Equal to 0.70%    0.05% plus 1/2 (P-0.50%)*
Intermediate Fixed-Income                     Greater than or equal to 0.35% and Less than
Portfolio                                     or equal to 0.50%                                     0.05%
                                              Less than 0.35%                                       0.00%

Mortgage Securities Portfolio  0.07%          Greater than or equal to 2.00%                        0.18%
                                              Greater than or equal to 0.50% and Less than 2.00%    0.16%
                                              Greater than or equal to 0.25% and Less than 0.50%    0.12%
                                              Greater than or equal to -0.25% and Less than 0.25%   0.08%
                                              Greater than or equal to -0.50% and Less than -0.25%  0.04%
                                              Less than -0.50%                                      0%

----------
*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%

The fee based on annualized performance will be adjusted each quarter and paid monthly based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the "Benchmark Indices" set forth below, which may be changed only with the approval of the Board of Directors (shareholder approval is not required). During times Accessor Capital invests the assets of any Portfolio, it uses the same benchmark indices that a Money Manager would use. A description of each benchmark index is contained in Appendix A of the respective Prospectuses. As long as the Growth or Value and Income or the Mortgage Securities Portfolios' performance either exceeds the index, or trails the index by no more than 0.50%, a Performance Fee will be paid to the applicable Money Manager. As long as the International Portfolio's performance either exceeds the index, or trails the index by no more than 2%, a Performance Fee will be paid to the Money Manager. A Money Manager's performance is measured on the portion of the assets of its respective Portfolio managed by it (the "Account"), which excludes assets held by Accessor Capital for circumstances such as redemptions or other administrative purposes.

                                BENCHMARK INDICES

       Portfolio                                 Index
       ---------                                 -----

     Growth                           S&P/BARRA Growth Index
     Value and Income                 S&P/BARRA Value Index
     Small to Mid Cap                 Wilshire 4500 Index(1)
     International                    Morgan  Stanley  Capital
                                        International EAFE(R) + EMF Index(2)
     Intermediate Fixed-Income        Lehman Brothers Government/Corporate Index
     Short-Intermediate Fixed-Income  Lehman  Brothers Government/Corporate
                                        1-5 Year Index
     Mortgage Securities              Lehman Brothers Mortgage-Backed Securities
                                        Index

----------
1 Effective October 1, 1995, the benchmark index was changed from the BARRA Institutional Small Index to the Wilshire 4500 Index.
2 Through the close of business on April 30, 1996, the benchmark index used for the International Portfolio was the Morgan Stanley Capital International EAFE(R) Index. Effective May 1, 1996, the benchmark index is the Morgan Stanley Capital International EAFE(R) + EMF Index.

         From the sixth to the 14th calendar quarter of investment operations, each Money Manager's performance differential versus the applicable index is recalculated at the end of each calendar quarter based on the Money Manager's performance during all calendar quarters since commencement of investment operations except that of the immediately preceding quarter. Commencing with the 14th calendar quarter of investment operations, a Money Manager's average annual performance differential will be recalculated based on the Money Manager's performance during the preceding 12 calendar quarters (other than the immediately preceding quarter) on a rolling basis. A Money Manager's performance will be calculated by Accessor Capital in the same manner that the total return performance of the Portfolio's index is calculated, which is not the same method used for calculating the Portfolio's performance for advertising purposes as described under "Calculation of Portfolio Performance." See Appendix B to this Statement of Additional Information for a discussion of how performance fees are calculated.

         The "performance differential" is the percentage amount by which the Account's performance is greater than or less than that of the relevant index. For example, if an index has an average annual performance of 10%, an Equity Portfolio Account's average annual performance would have to be equal to or greater than 12% for the Money Manager to receive an annual performance fee of 0.22% (i.e., the difference in performance between the Account and the index must be equal to or greater than 2% for an equity portfolio Money Manager to receive the maximum performance fee.) Because the maximum Performance Fee for the Domestic Equity and Bond Portfolios applies whenever a Money Manager's performance exceeds the index by 2.00% or more, the Money Managers for those Portfolios could receive a maximum Performance Fee even if the performance of the Account is negative. Also, because the maximum Performance Fee for the International Portfolio applies whenever a Money Manager's performance exceeds the index by 4.00% or more, the Money Manager for the International Portfolio could receive a maximum Performance Fee even if the performance of the Account is negative. In April 1972, the SEC issued Release No. 7113 under the Investment Company Act (the "Release") to call the attention of directors and investment advisers to certain factors which must be considered in connection with investment company incentive fee arrangements. One of these factors is to "avoid basing significant fee adjustments upon random or insignificant differences" between the investment performance of a fund and that of the particular index with which it is being compared. The Release provides that "preliminary studies (of the SEC staff) indicate that as a 'rule of thumb' the performance difference should be at least +/-10 percentage points" annually before the maximum performance adjustment may be made. However, the Release also states that "because of the preliminary nature of these studies, the Commission is not recommending, at this time, that any particular performance difference exist before the maximum fee adjustment may be made." The Release concludes that the directors of a fund "should satisfy themselves that the maximum performance adjustment will be made only for performance differences that can reasonably be considered significant." The Board of Directors has fully considered the Release and believes that the performance adjustments are entirely appropriate although not within the +/-10 percentage points per year range suggested by the Release.

Money Manager Fees - Intermediate Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio. Beginning on September 21, 1998, the Intermediate
Fixed-Income Portfolio and Short-Intermediate Fixed-Income Portfolio were managed by Cypress. In accordance with the exemptive order and interpretations of the Securities and Exchange Commission, at any time the Manager replaces a Money Manger, the Manager may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. In the case of the Intermediate Fixed-Income Portfolio and the Short-Intermediate Fixed-Income Portfolio, the overall maximum fee for the first five calendar quarters payable to the former Money Managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%) and from the sixth calendar quarter forward payable to the former Money Managers was 0.25% (comprised of a basic fee of 0.07% and a maximum annual performance fee of 0.18%). Although the Manager has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% during the first five calendar quarters and 0.17% payable to the Money Manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Portfolios from the sixth calendar quarter of management forward (as described below), there is a possibility of future modifications to such fee. In no event shall the maximum Money Manager fee payable by the Fund be greater than 0.25% after the sixth calendar quarter of management forward.

PORTFOLIO EXPENSES

         The Portfolios will pay all their expenses other than those expressly assumed by Accessor Capital. Fund expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and sub-administrator; (d) expenses of obtaining quotations for calculating the value of the Portfolios' net assets; (e) expenses of obtaining Portfolio activity reports and analyses for each Portfolio; (f) expenses of maintaining each Portfolio's tax records; (g) salaries and other compensation of any of the Fund's executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Portfolios; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Portfolios; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Portfolios, the preparation and mailings of prospectuses and reports of the Portfolios to their shareholders, the filing of reports with regulatory bodies, the maintenance of the Fund's existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Portfolios' shares for sale; (m) costs of printing stock certificates representing shares of the Portfolios; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by Section 17(g) of the Investment Company Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Directors, officers, employees and agents with respect thereto; and (s) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses"). Class-specific expenses include distribution, service fees and administration fees as described below payable with respect to Investor Class Shares, and may include certain other expenses if these expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than the other class, as permitted by the Fund's Multi-Class Plan (as defined below) adopted pursuant to Rule 18f-3 under the Investment Company Act and subject to review and approval by the Directors. Class-specific expenses do not include advisory or custodial fees or other expenses related to the management of the Fund's assets. The Portfolios are also responsible for paying a management fee to Accessor Capital. Additionally, they pay a Basic Fee and Portfolio Management Fee in the first five quarters of investment operations to the applicable Money Managers, and a Basic Fee and Performance Fee in the sixth quarter of investment operations to the applicable Money Managers, as described below. Certain expenses attributable to particular Portfolios are charged to those Portfolios, and other expenses are allocated among the Portfolios affected based upon their relative net assets.

         Dividends from net investment income with respect to Investor Class Shares will be lower than those paid with respect to Advisor Class Shares, reflecting the payment of administrative and/or service and/or distribution fees by the Investor Class Shares.

MULTI-CLASS STRUCTURE

         The Board of Directors of the Fund, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at the Board meeting on February 19, 1998, to adopt a Rule 18f-3 Plan (the "Multi-Class Plan") pursuant to Rule 18f-3 under the Investment Company Act. The Directors determined that the Multi-Class Plan is in the best interests of each class individually and the Fund as a whole. The Directors established two classes, the Advisor Class and the Investor Class. The existing shares of the Fund have been redesignated as Advisor Class Shares.

         Under the Multi-Class Plan, shares of each class of each Portfolio represent an equal pro rata interest in such Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

         As described in the Multi-Class Plan, the Fund, on behalf of each Portfolio's Investor Class Shares, has adopted a Shareholder Service Plan, a Distribution Plan and an Administrative Services Plan, all as described below. Pursuant to the appropriate plan, the Fund may enter into arrangements with financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs (collectively "Service Organizations") who may provide distribution services, shareholder services and/or administrative and accounting services to or on behalf of their clients or customers who beneficially own Investor Class Shares. Investor Class Shares are intended to be offered directly from the Fund and may be offered by Service Organizations to their clients or customers, which may impose additional transaction or account fees. Accessor Capital may enter into separate arrangements with some Service Organizations to provide accounting and/or other services with respect to Investor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

         As described in the Multi-Class Plan, the Fund has not adopted a Distribution Plan, Shareholder Service Plan or Administrative Plan for the Advisor Class Shares. Advisor Class Shares shall be offered by the Fund at net asset value with no distribution, shareholder or administrative service fees paid by the Advisor Class Shares of the Portfolios. Advisor Class Shares are offered directly from the Fund and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. The Fund, on behalf of the Advisor Class Shares, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Advisor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

         Distribution Plan. The Fund has adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 ("Rule 12b-1") of the Investment Company Act with respect to the Investor Class Shares of each Portfolio. Under the terms of the Distribution Plan, the Fund is permitted, out of the assets attributable to the Investor Class Shares of each Portfolio (i) to make directly or cause to be made, payments for costs and expenses to third parties or (ii) to reimburse third parties for costs and expenses incurred in connection with providing services. Such distribution services, include but are not limited to (a) costs of payments made to employees that engage in the distribution of Investor Class Shares; (b) costs relating to the formulation and implementation of marketing and promotional activities, including but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of Investor Class Shares; (d) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable (the "Distribution Services"). The Fund may enter into arrangements with Service Organizations primarily intended to result in the sale of Investor Class Shares. Subject to the limitations of applicable law and regulations, including rules of NASD, the payments made directly to third parties or the reimbursements for such distribution related costs or expenses, shall be in combination with the service fee pursuant to the Shareholder Service Plan. The total annual rate shall be up to but not more than 0.25% of the average daily net assets of the Portfolios attributable to the Investor Class Shares. Any expense payable under the Distribution Plan may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit (in combination with the service fee pursuant to the Shareholder Service Plan) that not more than 0.25% of the average daily net assets of the Portfolios shall be attributable to Investor Class Shares. Investor Class Shares shall incur no interest or carrying charges for expenses carried forward. In the event the Distribution Plan is terminated, the Investor Class Shares shall have no liability for expenses that were not reimbursed as of the date of termination.

         Any Service Organization entering into an agreement with the Fund under the Distribution Plan may also enter into a Shareholder Service Agreement or an Administrative Services Agreement with regard to its Investor Class Shares, which will not be subject to the terms of the Distribution Plan. The total combination of fees paid to any Service Organization pursuant to the Distribution Plan and Shareholder Service Plan shall not be more than 0.25% of the average daily net assets of the Portfolios attributable to Investor Class Shares. The Fund under the Distribution Plan may enter into more than one agreement for its Investor Class Shares, with different Service Organizations providing services to different groups of shareholders.

         The Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the "non-interested" Directors who have no direct or indirect financial interest in the operation of the Distribution Plan (the "Qualified Directors") or by the vote of a majority of the outstanding voting securities of the relevant class of the Fund. Any change in the Distribution Plan that would materially increase the cost to the class of shares of the Fund to which the Distribution Plan relates requires approval of the affected class of shareholders of the Fund. The Distribution Plan requires the Board to review and approve the Distribution Plan annually and, at least quarterly, to receive and review written reports of the amounts expended under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan may be terminated at any time upon a vote of the Qualified Directors.

         Shareholder Service Plan. The Fund has adopted a Shareholder Service Plan with respect to Investor Class Shares of each Portfolio. Under the Shareholder Service Plan the Fund is authorized to enter into Shareholder Service Agreements with Service Organizations who provide personal and/or account maintenance services to their clients (the "Clients") who may from time to time beneficially own Investor Class Shares of the Portfolios. Each Portfolio will pay directly to Service Organizations a non-distribution related shareholder service fee under the Shareholder Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Portfolio attributable to the Investor Class Shares beneficially owned by the clients of the Service Organizations (the "Shareholder Service Fee"), subject always to the limit (in combination with the distribution service fee pursuant to the Distribution Plan) that not more than 0.25% of the average daily net assets of the Portfolios shall be attributable to Investor Class Shares. By way of example, such services may include some or all of the following: (i) shareholder liaison services; (ii) providing information periodically to Clients showing their positions in New Class Shares and integrating such statements with those of other transactions and balances in Clients' other accounts serviced by the Service Organizations;
(iii) responding to Client inquiries relating to the services performed by the Service Organizations; (iv) responding to routine inquiries from Clients concerning their investments in Investor Class Shares; and (v) providing such other similar services to Clients as the Fund may reasonably request to the extent the Service Organizations are permitted to do so under applicable statutes, rules and regulations. The Shareholder Service Plan will continue from year to year provided that it is reviewed and approved by the Board of Directors of the Fund annually. In addition, the Board of Directors will ratify all agreements entered into pursuant to the Shareholder Service Plan and shall review at each quarterly meeting of the Directors the amounts expended under the Shareholder Service Plan and the purposes for which those expenditures were made. The Shareholder Service Plan may be terminated at any time by a vote of the Qualified Directors.

         Administrative  Services Plan.  The Fund has adopted an  Administrative
Services Plan whereby the Fund is authorized to enter into Administrative Service Agreements on behalf of the Investor Class Shares of the Portfolios (the "Agreements"), the form of which has been approved by the Board of Directors of the Fund (the "Board") and each Agreement will be ratified by the Board of Directors at the next quarterly meeting after the arrangement has been entered into. Each Portfolio will pay an administrative services fee under the Administrative Services Plan at an annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of the Portfolio (the "Administrative Services Fee") beneficially owned by the clients of the Service Organizations. Provided, however, that no Portfolio shall directly or indirectly pay any distribution related amounts that will be allocated under the Fund's Distribution Plan. Administrative Services Fees may be used for payments to Service Organizations who provide administrative and support servicing to their customers who may from time to time beneficially own Investor Class Shares of the Fund, which, by way of example, may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Portfolio on behalf of shareholders;
(iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders other accounts serviced by such financial institution;
(iv) arranging for bank wires; (v) providing transfer agent or sub-transfer agent services, recordkeeping, custodian or subaccounting services with respect to shares beneficially owned by shareholders, or the information to the Portfolio necessary for such services; (vi) if required by law, forwarding shareholder communications from the Portfolio (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with our service contractors; or (viii) providing such other similar services, which are not considered "service fees" as defined in the NASD Rule 2830(b)(9), as a Portfolio may reasonably request to the extent the Service Organization is permitted to do so under applicable laws, statutes, rules and regulations. The Administrative Services Plan may be terminated at any time by a vote of the Qualified Directors. The Directors shall review and approve the Administrative Services Plan annually and quarterly shall receive a report with respect to the amounts expended under the Administrative Services Plan and the purposes for which those expenditures were made

         The Directors believe that the Distribution Plan, Shareholder Service Plan and Administrative Services Plan will provide benefits to the Fund. The Directors believe that the multi-class structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Directors further believe that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

         The Distribution Plan provides that it may not be amended to materially increase the costs which Investor Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Investor Class, and by vote of a majority of both (i) the Directors of the Fund and (ii) those Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Qualified Directors"), cast in person at a meeting called for the purpose of voting on the plans and any related amendments.

         The Administrative Services Plan, Shareholder Service Plan and Distribution Plan provide that each shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Qualified Directors defined above, and that the Directors shall review at least quarterly, a written report of the amounts expended pursuant to each plan and the purposes for which such expenditures were made.

         The Distribution Plan and Shareholder Service Plan provide that expenses payable under each plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the combined limit that not more that 0.25% of the average daily net assets attributable to the Investor Class Shares may be used to pay distribution expenses and/or service fees under each plan.

                                    VALUATION

         The net asset value per share is calculated for each Portfolio on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 1999 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).

         The International Portfolio's portfolio securities trade primarily on foreign exchanges which may trade on Saturdays and on days that the Portfolio does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Portfolio's shares when the shareholder is not able to purchase or redeem Portfolio shares.

         Each Portfolio's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Portfolio's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Generally, for Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Portfolio's classes.

         Under certain circumstances, the per share net asset value of the Investor Class Shares of the Portfolios may be lower than the per share net asset value of the Advisor Class Shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Investor Class Shares. Generally, for Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

                         PORTFOLIO TRANSACTION POLICIES

         Generally, securities are purchased for the Portfolios (other than the U.S. Government Money Portfolio) for investment income and/or capital appreciation and not for short-term trading profits. However, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their Money Managers.

         If a Portfolio changes Money Managers, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

         Portfolio Turnover Rate. The portfolio turnover rate for each Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Portfolio during the year. For purposes of determining the rate, all short-term securities are excluded.

         Brokerage Allocations. Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

         Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement and the Money Manager Agreements provide, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Portfolios. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

         In addition, the Management Agreement and the Money Manager Agreements authorize Accessor Capital and the Money Managers, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Portfolios. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers  or  sellers of  securities;  (b)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital or a Money Manager may select a broker or dealer that has provided research products or services such as reports, subscriptions to financial publications and compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, consulting services and services of economic benefit to the Fund. In certain instances, Accessor Capital or the Money Manager may receive from brokers or dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital or the Money Managers will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital or the Money Managers through brokerage commissions generated by transactions of the Portfolios, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital or the Money Managers in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital or the Money Managers allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital or the Money Managers and those that primarily benefit the Fund.

         As a general matter, the Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital or the Money Manager exercises investment discretion.

         In addition, if requested by the Fund, Accessor Capital, when exercising investment discretion, and the Money Managers may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to the Fund or Accessor Capital so long as the Money Manager or Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and the Fund determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund, or to Accessor Capital for the benefit of the Fund for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by the Fund, direct all or a portion of a Portfolio's transactions to brokers who pay a portion of that Portfolio's expenses.

         Accessor Capital does not expect the Portfolios ordinarily to effect a significant portion of the Portfolios' total brokerage business with brokers affiliated with Accessor Capital or their Money Managers. However, a Money Manager may effect portfolio transactions for the Portfolio assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the Investment Company Act.

         Brokerage Commissions. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Portfolios to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Portfolios. Certain services received by Accessor Capital or Money Managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or a Portfolio other than that for which the particular portfolio transaction was effected. The fees of the Money Managers are not reduced by reason of their receipt of such brokerage and research services.

          The Fixed Income Portfolios and the U.S. Government Money Portfolio generally do not pay brokerage commissions.

                 BROKERAGE COMMISSIONS PAID BY EQUITY PORTFOLIOS
                      FOR THE FISCAL YEAR ENDED DECEMBER 31


  Portfolio                     1996            1997              1998
  ---------                     ----            ----              ----


  Growth                        $  57,658    $  149,706(1)    $  135,787
  Value and Income              $  47,418    $  119,157(2)    $  328,259(3)
  Small to Mid Cap(4)            $120,336    $  239,300       $  385,130
  International                  $467,230    $1,465,433(5)    $1,602,429(6)

(1) Of this amount, $256 was paid to an affiliated broker (Smith Barney, Inc.) and $40,897 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.

(2) Of this amount $118,527 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.

(3) Of this amount $306,489.63 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.

(4)  Until September 15, 1995, referred to as the Small Cap Portfolio.

(5) Of this amount, $3,077 was paid to affiliated brokers (Salomon Brothers, Inc. and Smith Barney Inc.) and $14,579 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.

(6) Of this amount, $16,890.57 was paid to an affiliated broker (Salomon Brothers, Inc.) and $25,421.69 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.


PERFORMANCE INFORMATION

         Yield and Total Return Quotations. The Portfolios (other than the U.S. Government Money Portfolio) compute their average annual total return by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Portfolios, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable  value  of a hypothetical
                                    $1,000  payment made at the beginning of the
                                    one,  five or ten year  period at the end of
                                    the  one,   five  or  ten  year  period  (or
                                    fractional portion thereof)

         The calculation assumes that all dividends and distributions of each Portfolio are reinvested at the price stated in the Prospectuses on the reinvestment dates during the period, and includes all recurring fees.

         Each Portfolio's (Except U.S. Government Money Portfolio) average annual total returns for periods ended December 31, 1998, calculated using the above method, are set forth in the tables below:

                                  Advisor Class


   Portfolio                            1 Year         5 years    Life of Fund*
   ---------                            ------         -------    ------------

   Growth                                46.65%         26.74%     24.90%
   Value and Income                      12.89%         19.44%     18.57%
   Small to Mid Cap                      15.98%         20.07%     20.28%
   International                         16.07%           N/A      10.60%
   Intermediate Fixed-Income              8.38%          6.23%      6.87%
   Short-Intermediate Fixed-Income        6.87%          5.28%      5.46%
   Mortgage Securities                    6.43%          6.90%      6.91%


*Advisor Class Shares of the Portfolios commenced operations on the following dates, Growth - 08/25/94; Value and Income - 08/25/94; Small to Mid-Cap -
08/25/94; International -10/03/94; Intermediate Fixed-Income - 06/16/92; Short-Intermediate Fixed-Income - 06/16/92; Mortgage Securities - 06/16/92.


                                 Investor Class

                Portfolio                                      Life of Fund**
                ---------                                      --------------

                Growth                                         16.96%
                Value and Income                               -1.09%
                Small to Mid Cap                                3.32%
                International                                  -4.01%
                Intermediate  Fixed-Income                      4.29%
                Short-Intermediate Fixed-Income                 3.55%
                Mortgage Securities                             2.46%

**Investor Class Shares of the Portfolios commenced operations on the following dates: Growth - 07/01/98; Value and Income - 07/01/98; Small to Mid-Cap -
06/24/98; International - 07/06/98; Intermediate Fixed-Income - 07/14/98; Short-Intermediate Fixed-Income - 07/14/98; Mortgage Securities - 07/10/98.

         Yields are computed by using standardized methods of calculation required by the SEC. Yields for the Fixed-Income Portfolios are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[{(a-b/cd)+1}6-1]

Where:    a = dividends and interest earned during the period;
          b = expenses accrued for the period (net of reimbursements);
          c = average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The annualized yields for the Fixed-Income Portfolios, calculated using the above method based on the 30 day period ended on December 31, 1998, are as follows:

                                  Advisor Class


                      Portfolio                                   30 Day Yield

    Intermediate Fixed-Income                                        5.17%
    Short-Intermediate Fixed-Income                                  4.82%
    Mortgage Securities                                              5.48%

                                 Investor Class


                      Portfolio                                   30 Day Yield

    Intermediate Fixed-Income                                        4.67%
    Short-Intermediate Fixed-Income                                  4.32%
    Mortgage Securities                                              4.98%


         The U.S. Government Money Portfolio computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for this Portfolio is computed by (a) determining the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period;
(b) dividing the difference by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period, but does not include realized gains and losses from the sale of securities or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the U.S. Government Money Portfolio's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

The annualized yields for the U.S. Government Money Portfolio:

                                  Advisor Class

                                                            7-day Compounded
  As of December 31              Annualized Yield            Effective Yield
  -----------------              ----------------            ---------------

        1998                          4.58%                       4.68%

                                 Investor Class

                                                            7-day Compounded
  As of December 31              Annualized Yield            Effective Yield
  -----------------              ----------------            ---------------

        1998                          4.08%                       4.16%


         Current distribution information for the Investor Class Shares of a Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the net asset value per Investor Class share on the last day of the period and annualized. Current distribution rates differ from standardized yield rates in that they represent what Investor Class Shares of a Portfolio have declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

                                 CODE OF ETHICS

         The Fund, on behalf of the Portfolios, has adopted a second amended and restated Code of Ethics (the "Code of Ethics"), which establishes standards by which certain covered persons of the Fund must abide relating to personal securities trading conduct. Under the Code of Ethics, covered persons (who include, among others, directors and officers of the Fund and employees of the Fund and Accessor Capital), are prohibited from engaging in certain conduct, including (1) the purchase or sale of any security being purchased or sold, or being considered for purchase or sale, by a Portfolio, without prior approval by the Fund or without the applicability of certain exemptions; (2) the recommendation of a securities transaction without disclosing his or her interest in the security or issuer of the security; (3) the commission of fraud in connection with the purchase or sale of a security held by or to be acquired by a Portfolio; (4) the purchase of any securities in an initial public offering or private placement transaction eligible for purchase or sale by a Portfolio without prior approval by the Fund; and (5) the acceptance of gifts of more than a de minimus value from those doing business with or on behalf of the Fund or a Portfolio. Certain transactions are exempt from item (1) of the previous sentence, including: (1) purchases or sales on the account of a covered person that are not under the control of or that are non-volitional with respect to that person; (2) purchases or sales of securities not eligible for purchase or sale by a Portfolio; (3) purchases or sales relating to rights issued by an issuer pro rata to all holders of a class of its securities; and (4) any securities transaction, or series of related transactions, involving 500 or fewer shares of an issuer having a market capitalization greater than $1 billion.

         The Code of Ethics specifies that covered persons shall place the interests of the shareholders of the Fund first, shall avoid potential or actual conflicts of interest with the Fund, and shall not take unfair advantage of their relationship with any Portfolio. Covered persons are required by the Code of Ethics to file quarterly reports of personal securities investment transactions. However, a covered person is not required to report a transaction over which he or she had no control. Furthermore, a director of the Fund who is not an "interested person" (as defined in the Investment Company Act) of the Fund is not required to report a transaction if such person did not know or, in the ordinary course of his duties as a director of the Fund, should have known, at the time of the transaction, that, within a 15 day period before or after such transaction, the security that such person purchased or sold was either purchased or sold, or was being considered for purchase or sale, by a Portfolio. The Code of Ethics specifies that a designated supervisory person shall supervise implementation and enforcement of the Code of Ethics and shall, at his sole discretion, grant or deny approval of transactions required by the Code of Ethics.

                                 TAX INFORMATION

         Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Code. This relieves each Portfolio (but not its shareholders) from paying federal income tax on any net investment income and capital gains, if any, realized during the taxable year which are distributed to shareholders, provided that it distributes annually to its shareholders at least 90% of its investment company taxable income (the sum of the net taxable investment income and the excess of net short term capital gain over net long term capital loss) ("Distribution Requirement"). To qualify as a regulated investment company, each Portfolio must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or in two or more issuers which the Portfolio controls and which are engaged in similar trades or businesses (the "Asset Diversification Requirement").

         Notwithstanding the Distribution Requirement described above, which only requires each Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by each Portfolio in October, November or December of any calendar year and payable to shareholders of record on a date in such a month will be deemed to have been paid by such Portfolio and received by shareholders on December 31 of such year if the dividends are paid by such Portfolio at any time through the end of the following January. Each Portfolio intends to make distributions so as to avoid this excise tax.

         All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to shareholders whether or not reinvested. Distributions of net capital gains by a Portfolio are taxable to shareholders as long-term capital gains at a maximum rate of 20% or 28% (see discussion below), regardless of the length of time the shares of the Portfolio have been held by such shareholders.

         The Taxpayer Relief Act of 1997 made certain changes to the Code with respect to taxation of long term capital gains earned by taxpayers other than a corporation. In general, the maximum tax rate for individual taxpayers on net long-term capital gains is lowered to 20% for most assets held for more than 18 months at the time of disposition. Capital gains on the disposition of assets held for more than one year and up to 18 months at the time of disposition will be taxed as "mid-term gain" at a maximum rate of 28%. A lower rate of 18% will apply after December 31, 2000 for assets held for more than five years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 18 months is reduced to 10% and the 18% rate for assets held for more than five years is reduced to 8%. Under a notice recently issued by the Internal Revenue Service, regulated investment companies such as the Portfolios are entitled to (but not required to) designate which portion of a capital gain distribution will be taxed at a maximum rate of 20% and which portion will be taxed at a maximum rate of 28%. If a Portfolio does not make such a designation, the capital gain distribution will be taxed at a maximum rate of 28%.

         To the extent that a Portfolio recognizes income from "conversion transactions," as defined in Section 1258 of the Code, all or part of the capital gain from the disposition or other termination of a position held as part of such conversion transaction may be recharacterized as ordinary income. A conversion transaction is a transaction, generally consisting of two or more positions taken with regard to the same or similar property, where substantially all of the taxpayer's return is attributable to the time value of the taxpayer's net investment in the transaction. A transaction, however, is not a conversion transaction unless it also satisfies one of the following four criteria: (1) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (2) the transaction is a straddle, within the meaning of Section 1092 (treating stock as personal property); (3) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in regulations to be promulgated on a prospective basis by the Secretary of the Treasury.

         "Regulated futures contracts" and certain listed options which are not "equity options" constitute "Section 1256 contracts" and will be required to be "marked to market" for federal income tax purposes at the end of the Portfolios' taxable year; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on such "deemed sales" and on actual dispositions will be treated as long-term capital gain or loss. The Internal Revenue Service has issued a notice stating that legislation would be introduced clarifying that the long-term capital gain portion of a section 1256 contract would be treated as gain from the sale of property held for more than 18 months and thus subject to a maximum rate of 20%, and the remainder will be treated as short-term capital gain or loss. Gain or loss on the sale, lapse or other termination of options on narrowly-based stock indexes will be capital gain or loss and will be long-term or short-term depending on the holding period of the option. Certain of the Portfolio's transactions, including positions which are part of a "straddle" may be subject to rules which apply certain wash sale and short sale provisions of the Code. In the case of a straddle, a Portfolio may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Portfolio.

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Portfolio investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain, as was the case prior to 1987. If Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio shares.

         Any loss realized on a sale, redemption or exchange of shares of a Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares. A shareholder who acquires shares of a Portfolio and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Portfolio.

         Dividends received by corporate shareholders of a Portfolio are eligible for a dividends received deduction of 70% to the extent such Portfolio's income is derived from qualified dividends received by the Portfolio from domestic corporations. Capital gains distributions are not eligible for the corporate dividends received deduction. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends received deduction.

         Income received by the International Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the International Portfolio will be subject, since the amount of the International Portfolio's assets to be invested in various countries is not known.

         If the International Portfolio is liable for foreign income taxes, the International Portfolio expects to meet the requirement of the Code for "passing-through" to its shareholders foreign income taxes paid, but there can be no assurance that the International Portfolio will be able to do so. If the International Portfolio elects to "pass-through" the foreign taxes, shareholders will be required to: (i) include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the International Portfolio; and (ii) treat their pro rata share of foreign income taxes as paid by them. Shareholders will not be entitled to credit or deduct their allocable share of foreign taxes imposed on the International Portfolio if they have not held their shares in the International Portfolio for 16 days or more during the 30 day period beginning 15 days before the shares in the International Portfolio become ex-dividend. The holding period will be extended if the shareholder's risk of loss with respect to such shares is reduced by reason of holding an offsetting position. Shareholders are then permitted either to deduct their pro rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against United States income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign tax in determining their U.S. income tax liability unless the dividends paid to them by the Fund are effectively connected with a United States trade or business.

         The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other things, dividends, interest and certain foreign currency gains. Gain or loss from the sale of a security or from a
Section 988 transaction which is treated as ordinary income or loss (or would have been so treated absent an election by the Fund) will be treated as derived from sources within the United States, potentially reducing the amount allowable as a credit under the limitation.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

         Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income tax. This may be magnified in the Portfolio that pay dividends annually-- such as the International Portfolio. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

         State and Local Taxes. Depending upon the extent of a Portfolio's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. Further, in those states which have income tax laws, the tax treatment of a Portfolio and of shareholders of the Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Portfolios may accept certain types of securities in lieu of wired funds as consideration for Portfolio shares. Under no circumstances will a Portfolio accept any securities in consideration of the Portfolio's shares the holding or acquisition of which would conflict with the Portfolio's investment objective, policies and restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Portfolio's portfolio on an indefinite basis. Securities will not be accepted in exchange for Portfolio shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ. Securities accepted in consideration for a Portfolio's shares will be valued in the same manner as the Portfolio's portfolio securities in connection with its determination of net asset value. A transfer of securities to a Portfolio in consideration for Portfolio shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for a Portfolio's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

                              FINANCIAL STATEMENTS

         The Fund's audited financial statements for the fiscal year ended December 31, 1998, are contained in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1998, which is incorporated herein by this reference and, unless previously provided, will be delivered together herewith.

                                    APPENDIX A
                           RATINGS OF DEBT INSTRUMENTS


Corporate Bond Ratings

         Moody's Investors Service ("Moody's")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Those bonds in the Aa and A group which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

         Standard & Poor's Corporation ("S&P")

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and they differ from AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than issues in higher-rated categories.

         The AA and A ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the AA or A rating category, respectively.

Note Ratings

         Moody's

         Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

         MIG-1 - Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         S&P

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

          [bullet]  Amortization   schedule  (the  larger  the  final   maturity
                    relative to other maturities, the more likely it will be treated as a note).

          [bullet] Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

         SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

         Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

         A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                   APPENDIX B

                         CALCULATION OF PERFORMANCE FEES

         Accessor Capital and the Board of Directors have carefully considered Release No. IC-7113, issued by the SEC in April 1972, which addresses the factors which must be considered by directors and investment advisers in connection with performance fees payable by investment companies. In particular, they have considered the statement that "[e]lementary fiduciary standards require that performance compensation be based only upon results obtained after [performance fee] contracts take effect." Accessor Capital and the Board of Directors believe that the Portfolios' performance fee arrangement is consistent with the position of the SEC articulated in Release No. IC-7113. No performance fees may be paid if the Board of Directors determines that to do so would be unfair to the Portfolios' shareholders.

         For purposes of calculating the performance differential versus the applicable index, the investment performance of each Portfolio (or Account) for any day expressed as a percentage of its net assets at the beginning of such day, is equal to the sum of: (i) the change in the net assets of each Portfolio (or Account) during such day and (ii) the value of the Portfolio's (or Account's) cash distributions accumulated to the end of such day. The return over any period is the compounded return for all days over the period, i.e., one plus the daily return multiplied together, minus one. The investment record of each index for any period shall mean the sum of: (i) the change in the level of the index during such period; and (ii) the value, computed consistently with the index, of cash distributions made by companies whose securities comprise the index accumulated to the end of such period; expressed as a percentage of the index level at the beginning of such period. For this purpose cash distributions on the securities which comprise the index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend. For purposes of determining the fee adjustment for investment performance, the net assets of the Portfolio (or Account) are averaged over the same period as the investment performance of the Portfolio (or Account) and the investment record of the applicable index are computed.

                                     PART C
                                OTHER INFORMATION

Item 23.        Financial Statements and Exhibits

                (a)(1) Articles of Incorporation of the Registrant. Incorporated by reference to Exhibit No. 1 to the Registration Statement on Form N-1A filed on June 24, 1991 (File No. 33-41245).

                (a)(2) Articles of Amendment to Articles of Incorporation. Incorporated by reference to Exhibit No. (1)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 28, 1991 (File No. 33-41245).

                (a)(3) Articles of Amendment to Articles of Incorporation. Incorporated by reference to Exhibit No. (1)(c) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on October 22, 1991 (File No. 33-41245).

                (a)(4) Articles of Amendment to Articles of Incorporation dated October 18, 1993 of the Registrant. Incorporated by reference to Exhibit No. (1)(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on February 25, 1994 (File No. 33-41245).

                (b) Amended By-Laws of the Registrant. Incorporated by reference to Exhibit No. (2) to Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on March 11, 1992 (File No. 33-41245).

                (c)     Not applicable.


                (d)(1) Management Agreement with Bennington Capital Management. Incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (d)(2) Revised Form of Money Manager Agreements among the Registrant, Money Managers and Bennington Capital Management. Incorporated by reference to Exhibit No.
                        (5)(b) to Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on March 11, 1992 (File No. 33-41245).

                (d)(3) New Management Agreement with Bennington Capital Management. Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on September 1, 1992 (File No. 33-41245).

                (d)(3)(A)  First   Amendment  to   Management   Agreement   with
                        Bennington Capital Management L. P. dated May 24, 1994. Incorporated by reference to Exhibit (5)(c)(1) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on July 7, 1994 (File No. 33-41245).

                (d)(4) New Form of Money Manager Agreements among the Registrant, Money Managers and Bennington Capital Management. Incorporated by reference to Exhibit No. 5(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (d)(5) Revised Money Manager Agreement among the Registrant, Bennington Capital Management and Parametric Portfolio Associates, Inc. Incorporated by reference to Exhibit A to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(6) Revised Money Manager Agreement among the Registrant, Bennington Capital Management and State Street Bank and Trust Company. Incorporated by reference to Exhibit B to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(7) Revised Money Manager Agreement among the Registrant, Bennington Capital Management and Martingale Asset Management L. P. Incorporated by reference to Exhibit C to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(7)(A)  Form  of  New  Money  Manager   Agreement  among  the
                        Registrant, Bennington Capital Management L.P. and Martingale Asset Management L.P. Incorporated by reference to Exhibit A to Proxy Statement for Special Meeting of Shareholders to be Held August 15, 1995, and filed on July 17, 1995 (File No. 33-41245).

                (d)(8) Revised Money Manager Agreement among the Registrant, Bennington Capital Management and BlackRock Financial Management, L. P. Incorporated by reference to Exhibit D to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(8)(A)  New  Form  of  Money  Manager   Agreement  among  the
                        Registrant, Bennington Capital Management L.P. and BlackRock Financial Management, Inc. the money manager of the Mortgage Securities Portfolio. Incorporated by reference to Exhibit No. 1 to the Proxy Statement For Special Meeting of Shareholders Held on January 27, 1995 and filed on January 6, 1995 (File No. 33-41245).

                (d)(9) Revised Money Manager Agreement among the Registrant, Bennington Capital Management and Bankers Trust Company. Incorporated by reference to Exhibit E to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(10) Revised Money Manager  Agreement  among the  Registrant,
                        Bennington Capital Management and Smith Barney Capital Management. Incorporated by reference to Exhibit F to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(11) Revised Money Manager  Agreement  among the  Registrant,
                        Bennington Capital Management and Wells Fargo Nikko Investment Advisors. Incorporated by reference to Exhibit G to Proxy Statement For Special Meeting of Shareholders to be Held September 1, 1993 and filed on May 24, 1993 (File No. 33-41245).

                (d)(12) New Form of Revised  Money Manager  Agreement  among the
                        Registrant, Bennington Capital Management L. P. and the money managers of the International Equity Portfolio, International Fixed-Income Portfolio, Municipal Intermediate Fixed-Income Portfolio and Institutional Investor Fixed Income Portfolio. Incorporated by reference to Exhibit No. 5(l) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on September 15, 1993 (File No. 33-41245).

                (d)(13) New Form of Money Manager Agreement among the Registrant
                        (on behalf of the Small Cap Portfolio), Bennington Capital Management L.P. and Symphony Asset Management, Inc. Incorporated by reference to Exhibit B to Proxy Statement For Special Meeting of Shareholder to be Held August 15, 1995, and filed on July 17, 1995 (File No. 33-41245).

                (d)(14) New Form of Money Manager Agreement among the Registrant
                        (on  behalf  of the  Small  Cap  Portfolio),  Bennington
                        Capital Management L.P. and Symphony Asset Management LLC Incorporated by reference to Exhibit A to Proxy Statement For Special Meeting of Shareholder to be Held April 30, 1998, and filed on March 30, 1998 (File No. 33-41245).

                (e)     Not applicable.

                (f)     Not applicable.

                (g)(1) Custodian Contract with State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (g)(2) Form of Custodian Services Agreement with PNC Bank, National Association. Incorporated by reference to Exhibit (8)(b) of Post- Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on July 7, 1994 (File No. 33-41245).

                (g)(2)(A) Custodian Services  Agreement with PNC Bank,  National
                        Association effective August 20, 1994. Incorporated by reference to Exhibit (8)(b)(1) to Post-Effective
                        Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (g)(3) Global Custody Agreement dated as of October 28, 1992 between Barclays Bank PLC and Provident National Bank and investment companies signatory thereto, effective for Registrant August 20, 1994. Incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (g)(4) Agreement among Registrant, Bennington and The Fifth Third Bank effective December 1, 1995. Incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996 (File No. 33-41245).

                (g)(5) Custody Agreement with Fifth Third Bank dated October 4, 1996. Incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 30, 1997 (File No. 33-41245).

                (g)(6) First Amendment to Custody Agreement with Fifth Third Bank dated November 14, 1997. Incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (g)(7) Second Amendment to Custody Agreement with Fifth Third Bank dated February 19, 1998. Incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (h)(1) Transfer Agency and Registrar Agreement with The Shareholder Services Group, Inc. Incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (h)(1)(A) Transfer Agency and Subtransfer Agency Agreement among the Registrant, Bennington Capital Management and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 9(a)(1) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on September 15, 1993 (File No. 33-41245).

                (h)(1)(B)  Transfer  Agency   Agreement  among  the  Registrant,
                        Bennington Capital Management L. P. and State Street Bank and Trust Company dated February 28, 1995.
                        Incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (h)(1)(C) Transfer Agency and Administrative Agreement among the
                        Registrant and Bennington dated December 1, 1995. Incorporated by reference to Exhibit (9)(a)(3) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996 (File No. 33-41245).

                (h)(1)(D)  Amended  Appendix  C  dated  February  19,  1998,  to
                        Transfer Agency and Administrative Agreement among the Registrant and Bennington dated December 1, 1995.*

                (h)(2) Remote Access and Related Services Agreement among Bennington Capital Management, the Registrant and The Shareholder Services Group, Inc. Incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (h)(3) Reporting and Accounting Agreement among Bennington Capital Management, State Street Bank and Trust Company and the Registrant. Incorporated by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (h)(3)(A) Administration  Agreement for Reporting and Accounting
                        Services among the Registrant, Bennington Capital Management and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 9(c)(1) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on September 15, 1993 (File No. 33-41245).

                (h)(3)(B) Form of  Sub-Administration  and  Accounting  Services
                        Agreement with PFPC Inc. Incorporated by reference to Exhibit No. (9)(c)(2) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on July 7, 1994 (File No. 33-41245).

                (h)(3)(B)(i)    Sub-Administration   and   Accounting   Services
                        Agreement with PFPC Inc. effective August 20, 1994. Incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (h)(3)(C)  Form  of  Administration  Agreement  with  Bennington
                        Capital Management L. P. Incorporated by reference to Exhibit No. (9)(c)(3) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on July 7, 1994 (File No. 33-41245).

                (h)(3)(C)(i)   Sub-Administration   Agreement  with   Bennington
                        Capital Management L.P. effective September 7, 1994. Incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (h)(3)(D) Fund  Accounting  and Other  Services  Agreement  with
                        Fifth Third Bank and Bennington Capital Management L.P. dated October 4, 1996. Incorporated by reference to Exhibit (9)(c)(4) to the Registration Statement on Form N-1A filed on April 30, 1996 (File No. 33-41245).

                (i)     To be filed by subsequent amendment.

                (j)     To be filed by subsequent amendment.

                (k)     Not applicable.

                (l) Agreement related to initial capital. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on February 4, 1992 (File No. 33-41245).

                (m)(1) Form of Distribution Plan. Incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on June 29, 1992 (File No. 33-41245).

                (m)(2) Distribution Plan revised February 10, 1994. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on February 25, 1994 (File No. 33-41245).

                (m)(3) Distribution Plan revised February 16, 1995. Incorporated by reference to Exhibit No. (15)(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 6, 1995 (File No. 33-41245).

                (m)(4) Distribution Plan revised February 6, 1996. Incorporated by reference to Exhibit No. (15)(d) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on April 29, 1996.

                (m)(5) Distribution Plan revised February 22, 1997. Incorporated by reference to Exhibit No. (15)(e) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 30, 1997 (File No. 33-41245).

                (m)(6) Distribution Plan for Investor Class Shares dated February 19, 1998. Incorporated by reference to Exhibit No. (15)(f) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (m)(6)(A) Form of Dealer Agreement. Incorporated by reference to
                        Exhibit No. (15)(f)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (m)(7)  Shareholder   Service  Plan  dated  February  19,  1998.
                        Incorporated by reference to Exhibit No. (15)(g) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (m)(7)(A) Form of Shareholder Service Agreement. Incorporated by
                        reference to Exhibit No. (15)(g)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (file No. 33-41245).

                (m)(8) Administrative Services Plan. Incorporated by reference to Exhibit No. (15)(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (m)(8)(A)   Form   of   Administrative    Services    Agreement.
                        Incorporated by reference to Exhibit No. (15)(h)(1) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).

                (n)     Financial Data Schedules.*

                (o) Rule 18f-3 Plan dated February 19, 1998. Incorporated by reference to Exhibit No. (18) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 29, 1998 (File No. 33-41245).


---------------
* Filed herewith.



Item 24.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25.  Indemnification

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VI of the Registrant's Articles of Incorporation, as amended (incorporated by reference to Exhibit Nos. 1(a), 1(b), 1(c) to the Registration Statement on Form N-1A, filed on June 24, 1991 (File No. 33-41245), Pre-Effective Amendment No. 1 thereto, filed on August 28, 1991, Pre-Effective Amendment No. 2 thereto, filed on October 22, 1991 and 1(d) to Post-Effective Amendment No. 5 thereto, filed on February 25, 1994, respectively). Section 2-418 of the Maryland General
Corporation Law and Section 7 of the Management Agreement (incorporated by reference to Exhibit Nos. 5(a) and 5(c) of the Registration Statement on Form N-1A, filed on June 24, 1991 (File No. 33-41245) and Post-Effective Amendment No. 2 thereto, filed on September 1, 1992, respectively) (the "Management Agreement"), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

         Section 7 of the Management Agreement and Section 12 of the Money Manager Agreements (Exhibits 5(a) - 5(m), incorporated by reference to this Registration Statement) limit the liability of Accessor Capital Management L. P. ("Accessor") and the money managers, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, By-Laws, Management Agreement, Transfer Agent Agreement and Money Manager Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of Investment Adviser

         See  Registrant's   Prospectuses   sections  "Summary  and  "Management
Organization and Capital Structure of the Portfolios", and the Statement of Additional Information section "Management of the Fund".

Item 27.  Principal Underwriters

         (a)  Not applicable.

         (b) Not applicable.

         (c) Not applicable.

Item 28.  Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

Manager, Administrator
and Transfer Agent                          Custodian and Fund Accounting Agent
------------------                          -----------------------------------

Accessor Capital Management L. P.           Fifth Third Bank
1420 Fifth Avenue, Suite 3130               38 Fountain Square Plaza
Seattle, WA 98101                           Cincinnati, OH 45263

Money Managers                              Custodian of IRA Accounts
--------------                              -------------------------

See sections of the                         The Fifth Third Bank
prospectuses entitled "Management           Cincinnati, OH 45263
Organization and Capital Structure of
the Portfolios" for names and addresses.

Item 29.  Management Services

None except as described in Parts A and B.

Item 30.  Undertakings

         (a) Registrant undertakes to call, if requested by the holders of at least 10% of the Registrant's outstanding shares, a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Accessor Funds, Inc. has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and State of Washington, on the 1st day of March, 1999.


                ACCESSOR FUNDS, INC.


                By:/s/J. Anthony Whatley III
                ----------------------------
                         J. Anthony Whatley III
                         President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

            Signature                 Title                              Date


/s/J. Anthony Whatley III                                             3/1/99
-------------------------                                             ------
J. Anthony Whatley III             President, Principal
                                   Executive Officer
                                   and Director


/s/George G. Cobean III                                               3/1/99
-------------------------                                             ------
George G. Cobean III               Director



/s/Geoffrey C. Cross                                                  3/1/99
-------------------------                                             ------
Geoffrey C. Cross                  Director


/s/Ravindra A. Deo                                                    3/1/99
-------------------------                                             ------
Ravindra A. Deo                    Principal Financial
                                   and Accounting Officer